UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-2368
Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31, 2007

Date of reporting period: February 1, 2007–July 31, 2007

Item 1: Reports to Shareholders

Vanguard® U.S. Government Bond Funds

> Semiannual Report

July 31, 2007

Vanguard Short-Term Treasury Fund

Vanguard Short-Term Federal Fund

Vanguard Inflation-Protected Securities Fund

Vanguard Intermediate-Term Treasury Fund

Vanguard GNMA Fund

Vanguard Long-Term Treasury Fund

>  For the fiscal six months ended July 31, 2007, the Investor Shares of the Vanguard U.S. Government Bond Funds produced returns ranging from 1.5% to 3.8%.

>  Interest rates of U.S. Treasuries fell during the six months; however, the funds’ yields rose as managers lengthened the funds’ duration.

>  With one exception, all of the funds beat the average returns of their mutual fund competitors.

Please see the Notice to Shareholders on page 6, regarding the new fiscal year-end for Vanguard Inflation-Protected Securities Fund.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisors’ Report	8
Short-Term Treasury Fund	12
Short-Term Federal Fund	23
Inflation-Protected Securities Fund	35
Intermediate-Term Treasury Fund	47
GNMA Fund	59
Long-Term Treasury Fund	69
About Your Fund’s Expenses	79
Trustees Approve Advisory Arrangements	81
Glossary	83

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, th e risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended July 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Short-Term Treasury Fund
Investor Shares	VFISX	2.7%
Admiral™ Shares[1]	VFIRX	2.8
Lehman 1–5 Year U.S. Treasury Index		2.9
Average Short Treasury Fund[2]		2.6

Vanguard Short-Term Federal Fund
Investor Shares	VSGBX	2.6%
Admiral Shares[1]	VSGDX	2.6
Lehman 1–5 Year U.S. Government Index		2.8
Average 1–5 Year Government Fund[2]		2.0

Vanguard Inflation-Protected Securities Fund
Investor Shares	VIPSX	3.8%
Admiral Shares[1]	VAIPX	3.9
Institutional Shares[3]	VIPIX	3.9
Lehman U.S. Treasury Inflation Notes Index		3.9
Average Treasury Inflation Protected Securities Fund[2]		3.2

Vanguard Intermediate-Term Treasury Fund
Investor Shares	VFITX	2.9%
Admiral Shares[1]	VFIUX	3.0
Lehman 5–10 Year U.S. Treasury Index		2.9
Average General Treasury Fund[2]		2.3

Vanguard GNMA Fund
Investor Shares	VFIIX	1.5%
Admiral Shares[1]	VFIJX	1.6
Lehman GNMA Index		1.7
Average GNMA Fund[2]		1.4

Vanguard Long-Term Treasury Fund
Investor Shares	VUSTX	2.1%
Admiral Shares[1]	VUSUX	2.2
Lehman Long U.S. Treasury Index		2.5
Average General Treasury Fund[2]		2.3

1  A lower-cost of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Derived from data provided by Lipper Inc.

3  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Chairman’s Letter

Dear Shareholder,

For much of the fiscal six-month period ended July 31, 2007, interest rates rose across the maturity spectrum as the Federal Reserve Board expressed concern over the threat of inflation. The situation reversed in July, however, when rates fell and bond prices rallied. Jitters in the stock market, triggered by a housing-led slowdown and weaker corporate earnings, increased investors’ appetite for government bonds.

In this dynamic environment, the Investor Shares of the six Vanguard U.S. Government Bond Funds produced returns ranging from 1.5% (for the GNMA Fund) to 3.8% (for the Inflation-Protected Securities Fund). The funds produced returns consistent with those of their bond market segments. The only fund not to outperform its average peer was the Long-Term Treasury Fund; the fund’s peer group has a much shorter duration, making it a poor standard of comparison for a true long-term fund.

Although rates were falling across the U.S. Treasury spectrum, yields of five of the six Vanguard funds rose marginally during the half-year. This reflected the fund managers’ decision to shift the funds’ average durations closer to those of the funds’ benchmarks, a move that involved the purchase of bonds with higher yields. When the Fed was raising short-term rates, the funds’ durations were shorter than those of their benchmarks, providing a performance advantage. Short-term rates have stayed at 5.25% for more than a year, and the funds have shifted toward a neutral duration stance.

For bonds, a return to a more typical yield curve

As investors sought a safe haven from some of the financial markets’ riskier precincts, including bonds backed by mortgage loans made to borrowers with poor credit ratings, U.S. Treasury bond prices rose slightly and yields fell. The declines in yield were most pronounced among Treasury securities with maturities of less than 5 years.

These interest rate dynamics helped restore the yield curve—which illustrates the relationship between short- and long-term bond yields—to its typical, upward-sloping pattern. At the start of the period, the curve had been mildly inverted. The broad taxable bond market returned 1.9% for the half-year. Tax-exempt municipal securities returned a bit less.

For the U.S. stock market, a nervous finish to the half-year

U.S. stocks produced modest returns for the past six months, as a downturn at the end of the period erased most of the gains recorded earlier. The market stumbled as trouble with low-quality mortgage loans and related securities amplified investors’ risk-aversion.

Market Barometer
	Total Returns
	Periods Ended July 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.9%	5.6%	4.4%
Lehman Municipal Bond Index	1.2	4.3	4.5
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

Stocks
Russell 1000 Index (Large-caps)	1.9%	16.5%	12.3%
Russell 2000 Index (Small-caps)	–2.5	12.1	16.0
Dow Jones Wilshire 5000 Index (Entire market)	1.9	16.8	13.1
MSCI All Country World Index ex USA (International)	11.8	28.5	22.3

CPI
Consumer Price Index	2.9%	2.4%	3.0%

1 Annualized.

The broad U.S. stock market returned 1.9% for the fiscal half-year. Large-capitalization stocks bested small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. International stock markets sidestepped most of the U.S. turmoil, generating excellent six-month returns.

Treasuries attract new interest as volatility returns to markets

The half-year ended July 31 saw a rotation in market leadership among bonds. Corporate bonds, particularly high-yield bonds, have outperformed government bonds by wide margins for many quarters. As a result of an increased aversion to risk during a turbulent July, government bonds outperformed corporate securities for the full six months.

Among Vanguard’s government bond funds, Vanguard Inflation-Protected Securities Fund turned in the best performance, at 3.8% for Investor Shares. There was little change in the yield of 10-year Treasury Inflation Protected Securities, a benchmark for fund performance. So the fund’s performance reflected little in the way of price movement. Rather, its return came from its yield (2.49% as of July 31, 2007) and the inflation adjustment to its principal. The Consumer Price Index (CPI) increased 2.4% on a year-over-year basis.

Returns were similar for the short- and intermediate-term government bond funds—nearly 3%. Yields fell between 22 basis points and 37 basis points at the shorter end of the maturity spectrum during the half-year, boosting prices.

Yields and Returns
	SEC 30-Day Yields		Components of Total Returns
	on July 31,		12 Months Ended July 31, 2007
Bond Fund (Investor Shares)	2006	2007	Capital	Income	Total
Short-Term Treasury	4.97%	4.73%	0.59%	4.52%	5.11%
Short-Term Federal	5.09	5.02	0.78	4.52	5.30
Inflation-Protected Securities	2.33[1]	2.49[1]	–0.36	4.85	4.49
Intermediate-Term Treasury	4.95	4.76	1.22	4.79	6.01
GNMA	5.03	5.18	0.00	5.33	5.33
Long-Term Treasury	5.02	4.95	1.16	5.06	6.22

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Yields of inflation-protected securities tend to be lower than those of other bonds because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

At the long end of the maturity spectrum, yields were little changed. Vanguard Long-Term Treasury Fund’s performance of 2.1% (Investor Shares) therefore mostly reflected six months’ worth of interest income. As of the end of July, the fund’s annualized yield was 4.95%.

Vanguard GNMA Fund trailed the Treasury portfolios, with an increase of 1.5% for Investor Shares. Although yields fell on Treasuries, they rose on GNMA securities, widening the spread between the two from 43 basis points to 72 basis points over the six months. As with corporate bonds, investors demanded a higher coupon payment to take on mortgage debt—a phenomenon that triggers falling prices. Even though GNMAs are backed by the full faith and credit of the U.S.

Treasury, they were not able to escape investors’ unease over the stalled U.S. housing market and the more limited access to financing for homebuyers with less-than-stellar credit.

Six-month bond fund returns provide only part of the picture. The total return figures include the full impact of price changes, but just a half-year’s worth of interest income. For that reason, we offer the table on page 4, which summarizes the funds’ 12-month performance.

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Institutional	Peer
Bond Fund	Shares	Shares	Shares	Group
Short-Term Treasury	0.23%	0.09%	—	0.58%
Short-Term Federal	0.19	0.09	—	0.96
Inflation-Protected Securities	0.20	0.11	0.08%	0.92
Intermediate-Term Treasury	0.25	0.09	—	0.69
GNMA	0.20	0.10	—	1.03
Long-Term Treasury	0.25	0.09	—	0.69

1  Fund expense ratios reflect the six months ended July 31, 2007. Peer groups are: for the Short-Term Treasury Fund, the Average Short Treasury Fund; for the Short-Term Federal Fund, the Average 1–5 Year Government Fund; for the Inflation-Protected Securities Fund, the Average Treasury Inflation Protected Securities Fund; for the Intermediate-Term Treasury Fund, the Average General Treasury Fund; for the GNMA Fund, the Average GNMA Fund; for the Long-Term Treasury Fund, the Average General Treasury Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

Diversification of assets takes multiple forms

The most rudimentary allocation of assets divides investments among stocks, bonds, and cash. Within the bond slice of that pie, it is equally important to consider the role of corporate versus government bonds. In periods of low volatility, strong growth, and easy credit—as has prevailed in recent years—corporate bonds often outperform. When volatility spikes and investors are more concerned about risk, government bonds shine. That is why both types of bonds are valuable components of a well-diversified portfolio.

The Vanguard Fixed Income Group advises five of the U.S. Government Bond Funds; Wellington Management Company, LLP, advises the GNMA Fund. The experience of these managers in a range of economic environments has served investors in the U.S. Government Bond Funds admirably.

For investors seeking high credit quality, income, experienced management, and low expenses, we believe the Vanguard U.S. Government Bond Funds can be a smart choice.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

August 15, 2007

Notice to Shareholders

Vanguard Inflation-Protected Securities Fund is shifting its fiscal year-end from January 31 to December 31.

The fiscal year-end change, which will take effect by the end of 2007, will take place through a tax-free reorganization of the fund. Shareholders will incur no cost as a result of the reorganization, and it will have no impact on the fund’s investment objective, strategies, or policies. Early in 2008, you will receive an annual report for the fund dated

December 31, 2007, one month earlier than in the past.

Your Fund’s Performance at a Glance
January 31, 2007–July 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
Bond Fund	Share Price	Share Price	Dividends	Gains
Short-Term Treasury
Investor Shares	$10.26	$10.31	$0.227	$0.000
Admiral Shares	10.26	10.31	0.234	0.000
Short-Term Federal
Investor Shares	$10.26	$10.29	$0.231	$0.000
Admiral Shares	10.26	10.29	0.237	0.000
Inflation-Protected Securities
Investor Shares	$11.80	$11.84	$0.397	$0.000
Admiral Shares	23.17	23.26	0.796	0.000
Institutional Shares	9.44	9.47	0.327	0.000
Intermediate-Term Treasury
Investor Shares	$10.69	$10.75	$0.247	$0.000
Admiral Shares	10.69	10.75	0.255	0.000
GNMA
Investor Shares	$10.16	$10.05	$0.266	$0.000
Admiral Shares	10.16	10.05	0.271	0.000
Long-Term Treasury
Investor Shares	$10.99	$10.91	$0.268	$0.046
Admiral Shares	10.99	10.91	0.277	0.046

Advisors’ Report

For the Short-, Intermediate-, and Long-Term Treasury Funds; the Inflation-Protected Securities Fund; and the Short-Term Federal Fund

During the six months ended January 31, 2007, the five Vanguard U.S. Government Bond Funds we manage produced returns ranging from 2.1% (for the Long-Term Treasury Fund Investor Shares) to 3.8% (for Investor Shares of the Inflation-Protected Securities Fund). All except the Long-Term Treasury Fund outperformed the average returns of their peers during the period.

The investment environment

The U.S. economy cooled during the past six months, though consumer spending has held up reasonably well, as wages have begun to move higher and unemployment remains low. The manufacturing sector has benefited from robust global demand for U.S. exports. The service sector has also enjoyed solid growth.

These strengths have been partially offset by high energy prices, rising short-term interest rates, and most notably the slumping housing market. Over the past 12 months, in fact, the highly cyclical homebuilding and auto production industries, which together account for roughly 9% of the nation’s output, have subtracted approximately 1 percentage point from economic growth. The consensus among economic forecasters is that weakness in the housing market will continue to restrain economic growth in the months ahead.

Yields of U.S. Treasury Bonds
	January 31,	July 31,	Change
Maturity	2007	2007	(basis points)[1]
2 years	4.93%	4.56%	–37
3 years	4.86	4.54	–32
5 years	4.82	4.60	–22
10 years	4.82	4.77	–5
30 years	4.92	4.92	0

1  One basis point equals 1/100 of a percentage point.

Source: Vanguard.

After a sharp decline at the end of 2006, inflation accelerated during the past six months, reflecting rising food and energy prices. The core inflation rate, which excludes food and energy prices, has been more subdued. Since its June 2006 meeting, the Federal Reserve Board has left its target for short-term interest rates unchanged at 5.25%, noting in August 2007 (after the close of your fund’s fiscal half-year) that “its predominant concern” is that inflation “will fail to moderate as expected.”

The Fed’s long-term outlook is more sanguine. Fed officials have stressed that long-run inflation expectations, as reflected in the difference between nominal and inflation-adjusted interest rates, have remained fairly “contained.” Consequently, expectations for core CPI (consumer price index) inflation going forward are for a modest and gradual deceleration toward 2%.

The U.S. bond market

In one form or another, the housing market continues to be the key driver of interest rates. Treasury yields began to drift higher toward the end of calendar 2006, as the economy seemed to be gathering steam. The housing market has since deteriorated, however, and problems with subprime mortgage loans have reverberated through the fixed income markets, boosting Treasury prices and driving down yields, particularly among short-term securities. The result has been a steepening of the yield curve.

The spread between the yields of 2-year and 30-year Treasuries, which had been as low as 11 basis points (0.11 percentage point) in November 2006—at which point the 2-year’s yield was .

actually higher (a yield-curve inversion)--widened to 36 basis points, with the long bond at the higher end, by July 31.

In this unsettled environment, Treasuries outperformed mortgage-backed securities, corporate bonds, and other so-called spread products, reflecting investors’ “flight to quality.” Lower-quality corporate bonds underperformed higher-quality securities. Bonds from the finance sector sustained the biggest impact.

Management of the funds

During the past six months, we kept the durations of both the Short-Term Federal and Short-Term Treasury Funds near the short end of their typical ranges, a positioning that restrained returns modestly as short-term interest rates declined. Toward the end of the period, we shifted the funds’ durations toward their neutral ranges. The returns of both funds were marginally behind those of their Lehman benchmark indexes, but superior to the average returns of their peer groups. The Short-Term Federal Fund benefited from security selection among agency and high-quality mortgage-backed securities. Toward the end of the period, these market segments became more volatile, as investors put a higher premium on the unimpeachable safety of Treasury securities.

The Vanguard Inflation-Protected Securities Fund produced the highest six-month return, outpacing the average return of its peer group. The fund’s Admiral and Institutional Shares matched the return of the Lehman U.S. Treasury Inflation Notes Index. Unlike a real-world portfolio, the index incurs no operating or transaction costs. The fund took advantage of temporary pricing distortions created by auctions of new Treasury Inflation-Protected Securities (TIPS). The fund also benefited from strategies based on apparent disparities between the valuations of inflation-protected and conventional Treasury securities.

The Intermediate-Term Treasury Fund matched the return of its Lehman Index and outperformed the average return of its peer group. During the period, we shifted the portfolio’s duration from the short end of its typical range to a neutral range. The Long-Term Treasury Fund trailed the results of its benchmarks. As we’ve noted in the past, these benchmarks tend to have much shorter durations than the fund. In some environments, this difference works to the fund’s advantage. During the past six months, with most of the interest rate decline concentrated at the shorter end of the yield curve, the fund’s long duration restrained relative return. The fund also paid a modest price for its exposure to agency securities, which underperformed their Treasury counterparts. At the end of the period, the fund’s duration was in the middle of its typical range.

David R. Glocke, Principal

John W. Hollyer, Principal

Ronald M. Reardon, Principal

Kenneth E. Volpert, Principal

Vanguard Fixed Income Group

August 17, 2007

For the GNMA Fund

The investment environment

Interest rates drifted modestly higher for much of the fiscal half-year, not a bad environment overall for mortgages, before moving meaningfully lower in the final 45 days. Fears of a liquidity or credit crunch arose on reports of problems with some hedge funds, mortgage originators, and financial intermediaries. Risk aversion spread quickly through the fixed income markets and spurred a “flight-to-quality” rally favoring U.S. Treasury securities over all others. Mortgage yield spreads increased by just over one-quarter percentage point, meaning mortgages did not perform as well as Treasuries but offer a more attractive income pickup going forward.

GNMAs performed as expected in this environment. With the full backing of the U.S. government, they continue to have virtually no credit risk and are thus immune to continued home-price declines and subprime delinquencies. In fact, we expect they may perform fairly well even if current volatility continues, given that yields close to 6% with generally good liquidity cannot be found elsewhere. On that note, we expect that GNMA mortgage issuance will increase relative to the mortgage market as a whole, improving GNMAs’ liquidity, since they no longer have to compete with some of the aggressive mortgage alternatives created over the last several years.

The fund’s successes

By maintaining a focus on full-faith GNMAs, the fund has been able to steer clear of the recent problems arising in the mortgage market. The work done refining our securities to reflect better prepayment characteristics is not complete, but has also been beneficial. With uncertainty in the markets and some forced sellers of mortgages, a broad variety of GNMA pools is available for purchase, a better variety than has been available for some time. By carefully identifying discounts with faster underlying housing turnover and premiums with less refinancing risk, our selection process will continue to be a very low-cost insurance policy against a dramatic change in interest rates.

The fund’s shortfalls

If we had better anticipated the recent Treasury market rally, we would have extended the fund’s duration and replaced some of the portfolio’s GNMAs with Treasuries. That said, the fund still performed in line with other GNMA funds and is positioned to exploit continued volatility in the bond arena.

The fund’s positioning

Despite some recent panic in financial markets, the U.S. economy is in fairly good shape and, globally, economic growth is strong. However, we are watching for weakness in employment trends, the necessary precursor for a change in Federal Reserve Board policy. Though market volatility and housing issues may continue to dominate headlines and upset some investors, the GNMA Fund is positioned to weather the environment well and to take advantage of changes in market valuations.

Thomas L. Pappas, CFA, Senior Vice

President and Partner

Michael F. Garrett, Vice President

Wellington Management Company, LLP

August 20, 2007

Short-Term Treasury Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	31	75	8,956
Yield		—	—
Investor Shares	4.7%
Admiral Shares	4.8%
Yield to Maturity	4.7%[3]	4.6%	5.6%
Average Coupon	4.5%	4.4%	5.4%
Average Effective
Maturity	2.4 years	2.6 years	7.3 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	2.2 years	2.3 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.23%[5]
Admiral Shares	0.09%[5]
Short-Term Reserves	1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.75
Beta	0.82	0.43

Sector Diversification[7] (% of portfolio)

Treasury/Agency	99%
Short-Term Reserves	1

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–3 Years	75
3–5 Years	25
Over 5 Years	–1[8]

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100%

Investment Focus

1  Lehman 1–5 Year U.S. Treasury Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

7  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

8  Reflects a short futures position being used for duration-management purposes.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.1%	6.0%	7.1%	7.9%
1999	1.2	5.5	6.7	6.9
2000	–4.0	5.2	1.2	1.3
2001	4.1	6.3	10.4	10.5
2002	1.9	5.0	6.9	7.4
2003	3.4	4.0	7.4	7.2
2004	0.2	2.5	2.7	2.6
2005	–1.8	2.7	0.9	1.0
2006	–1.3	3.2	1.9	1.5
2007	–0.5	4.3	3.8	3.8
2008[2]	0.5	2.2	2.7	2.9

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	10/28/1991	4.80%	3.06%	0.40%	4.40%	4.80%
Admiral Shares	2/13/2001	4.96	3.20	0.26[4]	3.81[4]	4.07[4]

1  Lehman 1–5 Year U.S. Treasury Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 18 and 19 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.7%)
U.S. Government Securities (92.7%)
	U.S. Treasury Note	4.625%	9/30/08	76,700	76,604
	U.S. Treasury Note	4.875%	10/31/08	360,000	360,562
[1]	U.S. Treasury Note	4.625%	11/30/08	318,000	317,803
	U.S. Treasury Note	4.500%	2/15/09	140,000	139,672
	U.S. Treasury Note	4.500%	4/30/09	333,000	332,324
	U.S. Treasury Note	4.875%	5/15/09	11,000	11,050
	U.S. Treasury Note	3.500%	8/15/09	315,000	308,404
	U.S. Treasury Note	4.875%	8/15/09	260,000	261,464
	U.S. Treasury Note	3.500%	11/15/09	181,500	177,360
	U.S. Treasury Note	6.500%	2/15/10	50,000	52,289
	U.S. Treasury Note	4.000%	4/15/10	234,035	230,817
	U.S. Treasury Note	3.625%	6/15/10	200,000	195,188
	U.S. Treasury Note	4.375%	12/15/10	198,000	196,917
	U.S. Treasury Note	4.875%	4/30/11	30,500	30,800
	U.S. Treasury Note	5.125%	6/30/11	205,000	208,940
	U.S. Treasury Note	4.875%	7/31/11	50,000	50,524
	U.S. Treasury Note	4.625%	10/31/11	70,200	70,288
	U.S. Treasury Note	4.500%	11/30/11	60,000	59,785
	U.S. Treasury Note	4.625%	2/29/12	62,000	62,058
	U.S. Treasury Note	4.500%	3/31/12	52,000	51,740
	U.S. Treasury Note	4.500%	4/30/12	102,000	101,506
					3,296,095
Agency Bonds and Notes (4.9%)
[2]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	20,000	20,627
[2]	Federal National Mortgage Assn.	7.250%	1/15/10	20,000	21,020
[3]	Overseas Private Investment Corp.
	(U.S. Government Guaranteed)	7.450%	12/15/10	9,545	9,900
	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,525
	Private Export Funding Corp.	7.200%	1/15/10	7,100	7,436
	Private Export Funding Corp.	7.250%	6/15/10	64,080	67,695
	Private Export Funding Corp.	6.070%	4/30/11	29,000	29,914
					174,117

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mortgage-Backed Securities (0.1%)
[2,3] Federal Home Loan Mortgage Corp.	5.500%	4/1/16–5/1/16	1,019	1,010
[2,3] Federal Home Loan Mortgage Corp.	7.000%	9/1/15–1/1/16	732	749
[2,3] Federal National Mortgage Assn.	7.000%	11/1/15–3/1/16	1,957	2,000
				3,759
Total U.S. Government and Agency Obligations (Cost $3,473,829)				3,473,971
Temporary Cash Investment (1.0%)
Repurchase Agreement
UBS Securities LLC
(Dated 7/31/07, Repurchase Value $35,582,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.250%, 4/18/16) (Cost $35,577)	5.280%	8/1/07	35,577	35,577
Total Investments (98.7%) (Cost $3,509,406)				3,509,548
Other Assets and Liabilities (1.3%)
Other Assets—Note B				56,149
Liabilities				(11,494)
				44,655
Net Assets (100%)				3,554,203

At July 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	3,610,998
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(56,338)
Unrealized Appreciation (Depreciation)
Investment Securities	142
Futures Contracts	(599)
Net Assets	3,554,203

Investor Shares—Net Assets
Applicable to 132,016,742 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,361,374
Net Asset Value Per Share—Investor Shares	$10.31

Admiral Shares—Net Assets
Applicable to 212,645,314 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,192,829
Net Asset Value Per Share—Admiral Shares	$10.31

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $2,249,000 have been segregated as initial margin for open futures contracts.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  The average or expected maturity is shorter than the final maturity shown due to the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	82,358
Total Income	82,358
Expenses
The Vanguard Group—Note B
Investment Advisory Services	158
Management and Administrative
Investor Shares	1,259
Admiral Shares	628
Marketing and Distribution
Investor Shares	168
Admiral Shares	275
Custodian Fees	22
Shareholders’ Reports
Investor Shares	21
Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,535
Net Investment Income	79,823
Realized Net Gain (Loss)
Investment Securities Sold	847
Futures Contracts	(618)
Realized Net Gain (Loss)	229
Change in Unrealized Appreciation (Depreciation)
Investment Securities	18,528
Futures Contracts	(580)
Change in Unrealized Appreciation (Depreciation)	17,948
Net Increase (Decrease) in Net Assets Resulting from Operations	98,000

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,823	147,307
Realized Net Gain (Loss)	229	(25,517)
Change in Unrealized Appreciation (Depreciation)	17,948	9,052
Net Increase (Decrease) in Net Assets Resulting from Operations	98,000	130,842
Distributions
Net Investment Income
Investor Shares	(29,758)	(56,583)
Admiral Shares	(50,065)	(90,724)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(79,823)	(147,307)
Capital Share Transactions—Note E
Investor Shares	26,174	(34,099)
Admiral Shares	2,149	225,518
Net Increase (Decrease) from Capital Share Transactions	28,323	191,419
Total Increase (Decrease)	46,500	174,954
Net Assets
Beginning of Period	3,507,703	3,332,749
End of Period	3,554,203	3,507,703

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.26	$10.31	$10.45	$10.64	$10.79	$10.54
Investment Operations
Net Investment Income	.227	.436	.331	.279	.271	.405
Net Realized and Unrealized Gain (Loss)
on Investments	.050	(.050)	(.140)	(.190)	.020	.361
Total from Investment Operations	.277	.386	.191	.089	.291	.766
Distributions
Dividends from Net Investment Income	(.227)	(.436)	(.331)	(.279)	(.271)	(.405)
Distributions from Realized Capital Gains	—	—	—	—	(.170)	(.111)
Total Distributions	(.227)	(.436)	(.331)	(.279)	(.441)	(.516)
Net Asset Value, End of Period	$10.31	$10.26	$10.31	$10.45	$10.64	$10.79

Total Return[1]	2.73%	3.82%	1.86%	0.85%	2.74%	7.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,361	$1,328	$1,369	$1,854	$2,028	$2,200
Ratio of Total Expenses to
Average Net Assets	0.23%*	0.26%	0.26%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	4.45%*	4.24%	3.19%	2.65%	2.52%	3.70%
Portfolio Turnover Rate	106%*	114%	93%	108%	125%	165%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.26	$10.31	$10.45	$10.64	$10.79	$10.54
Investment Operations
Net Investment Income	.234	.452	.348	.292	.285	.419
Net Realized and Unrealized Gain (Loss)
on Investments	.050	(.050)	(.140)	(.190)	.020	.361
Total from Investment Operations	.284	.402	.208	.102	.305	.780
Distributions
Dividends from Net Investment Income	(.234)	(.452)	(.348)	(.292)	(.285)	(.419)
Distributions from Realized Capital Gains	—	—	—	—	(.170)	(.111)
Total Distributions	(.234)	(.452)	(.348)	(.292)	(.455)	(.530)
Net Asset Value, End of Period	$10.31	$10.26	$10.31	$10.45	$10.64	$10.79

Total Return	2.79%	3.98%	2.02%	0.97%	2.88%	7.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,193	$2,179	$1,964	$1,605	$1,657	$1,933
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.59%*	4.40%	3.35%	2.77%	2.65%	3.83%
Portfolio Turnover Rate	106%*	114%	93%	108%	125%	165%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $309,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.31% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $56,586,000 to offset future net capital gains of $3,475,000 through January 31, 2013, $11,999,000 through January 31, 2014, $30,553,000 through January 31, 2015, and $10,559,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $3,509,406,000. Net unrealized appreciation of investment securities for tax purposes was $142,000, consisting of unrealized gains of $6,439,000 on securities that had risen in value since their purchase and $6,297,000 in unrealized losses on securities that had fallen in value since their purchase.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year Treasury Note	(425)	44,824	(599)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended July 31, 2007, the fund purchased $1,843,974,000 of investment securities and sold $1,840,888,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	211,932	20,609	378,933	36,912
Issued in Lieu of Cash Distributions	26,969	2,621	50,835	4,949
Redeemed	(212,727)	(20,704)	(463,867)	(45,178)
Net Increase (Decrease)—Investor Shares	26,174	2,526	(34,099)	(3,317)
Admiral Shares
Issued	331,667	32,255	726,143	70,694
Issued in Lieu of Cash Distributions	42,729	4,153	79,592	7,748
Redeemed	(372,247)	(36,227)	(580,217)	(56,484)
Net Increase (Decrease)—Admiral Shares	2,149	181	225,518	21,958

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Short-Term Federal Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	46	708	8,956
Yield		—	—
Investor Shares	5.0%
Admiral Shares	5.1%
Yield to Maturity	5.1%[3]	4.8%	5.6%
Average Coupon	5.2%	4.6%	5.4%
Average Effective
Maturity	2.5 years	2.6 years	7.3 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	2.2 years	2.2 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.19%[5]
Admiral Shares	0.09%[5]
Short-Term Reserves	2%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.96	0.79
Beta	0.86	0.44

Sector Diversification[7] (% of portfolio)

Government Mortgage-Backed	15%
Treasury/Agency	83
Short-Term Reserves	2

Distribution by Maturity (% of portfolio)

Under 1 Year	23%
1–3 Years	53
3–5 Years	16
Over 5 Years	8

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100%

Investment Focus

1  Lehman 1–5 Year U.S. Government Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

7  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	0.8%	6.3%	7.1%	7.9%
1999	0.7	5.9	6.6	6.9
2000	–4.0	5.6	1.6	1.3
2001	4.4	6.5	10.9	10.8
2002	2.1	5.4	7.5	7.5
2003	2.9	4.1	7.0	7.2
2004	–0.5	3.0	2.5	2.6
2005	–1.8	2.8	1.0	1.2
2006	–1.3	3.3	2.0	1.6
2007	0.1	4.2	4.3	4.0
2008[2]	0.3	2.3	2.6	2.8

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/31/1987	5.27%	3.08%	0.32%	4.61%	4.93%
Admiral Shares	2/12/2001	5.38	3.16	0.19[4]	3.89[4]	4.08[4]

1  Lehman 1–5 Year U.S. Government Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 30 and 31 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.2%)
U.S. Government Securities (2.3%)
	U.S. Treasury Note	3.875%	5/15/09	15,000	14,810
[1]	U.S. Treasury Note	3.625%	7/15/09	47,400	46,556
					61,366
Agency Bonds and Notes (78.2%)
[2]	Federal Home Loan Bank	3.375%	2/15/08	50,000	49,519
[2]	Federal Home Loan Bank	4.875%	3/5/08	100,000	99,811
[2]	Federal Home Loan Bank	3.875%	2/13/09	20,000	19,644
[2]	Federal Home Loan Bank	4.250%	5/15/09	19,640	19,410
[2]	Federal Home Loan Bank	4.625%	2/18/11	50,000	49,355
[2]	Federal Home Loan Mortgage Corp.	4.625%	8/22/08	75,000	74,714
[2]	Federal Home Loan Mortgage Corp.	4.875%	2/17/09	100,000	99,818
[2]	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	21,500	21,751
[2]	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	25,000	25,017
[2]	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	50,000	52,431
[2]	Federal Home Loan Mortgage Corp.	4.750%	10/4/10	25,000	24,762
[2]	Federal Home Loan Mortgage Corp.	5.000%	10/18/10	50,000	49,844
[2]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	100,000	100,446
[2]	Federal Home Loan Mortgage Corp.	5.250%	12/14/11	50,000	49,780
[2]	Federal Home Loan Mortgage Corp.	4.750%	3/5/12	50,000	49,261
[2]	Federal Home Loan Mortgage Corp.	5.450%	11/21/13	50,000	49,572
[2]	Federal Home Loan Mortgage Corp.	5.375%	1/9/14	50,000	49,443
[2]	Federal National Mortgage Assn.	3.800%	1/18/08	100,000	99,351
[2]	Federal National Mortgage Assn.	4.750%	2/1/08	59,920	59,786
[2]	Federal National Mortgage Assn.	5.750%	2/15/08	96,000	96,271
[2]	Federal National Mortgage Assn.	6.000%	5/15/08	37,000	37,232
[2]	Federal National Mortgage Assn.	5.250%	6/15/08	100,000	100,074
[2]	Federal National Mortgage Assn.	3.250%	8/15/08	50,000	49,106
[2]	Federal National Mortgage Assn.	4.000%	1/26/09	50,000	49,273
[2]	Federal National Mortgage Assn.	4.875%	4/15/09	50,000	49,850
[2]	Federal National Mortgage Assn.	5.125%	7/13/09	75,000	75,230
[2]	Federal National Mortgage Assn.	7.250%	1/15/10	100,000	105,097
[2]	Federal National Mortgage Assn.	4.625%	6/1/10	100,000	98,844
[2]	Federal National Mortgage Assn.	7.125%	6/15/10	157,975	166,555
[2]	Federal National Mortgage Assn.	5.125%	4/15/11	50,000	50,062
[2]	Federal National Mortgage Assn.	5.375%	10/11/11	28,000	27,990

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[2]	Federal National Mortgage Assn.	5.000%	2/16/12	100,000	99,542
	Private Export Funding Corp.	5.750%	1/15/08	5,125	5,136
	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,525
					2,071,502
Mortgage-Backed Securities (16.7%)
	Conventional Mortgage-Backed Securities (10.3%)
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	2/1/16–11/1/17	32,824	32,534
[2,3]	Federal Home Loan Mortgage Corp.	6.500%	9/1/11	1,142	1,150
[2,3]	Federal Home Loan Mortgage Corp.	7.500%	2/1/08	87	87
[2,3]	Federal National Mortgage Assn.	5.000%	8/1/20–8/1/22	176,070	170,666
[2,3]	Federal National Mortgage Assn.	5.500%	8/1/22	35,000	34,563
[2,3]	Federal National Mortgage Assn.	6.000%	4/1/17	10,067	10,111
[2,3]	Federal National Mortgage Assn.	6.500%	10/1/10–9/1/16	17,405	17,639
[2,3]	Federal National Mortgage Assn.	7.500%	3/1/15–8/1/15	879	899
[2,3]	Federal National Mortgage Assn.	8.000%	10/1/14–9/1/15	3,186	3,311

	Nonconventional Mortgage-Backed Securities (6.4%)
[2,3]	Federal Home Loan Mortgage Corp.	3.713%	8/1/33	5,563	5,504
[2,3]	Federal Home Loan Mortgage Corp.	5.978%	5/1/36	10,494	10,559
[2,3]	Federal National Mortgage Assn.	3.475%	10/1/33	9,596	9,482
[2,3]	Federal National Mortgage Assn.	3.584%	8/1/33	6,707	6,640
[2,3]	Federal National Mortgage Assn.	3.703%	8/1/33	2,634	2,614
[2,3]	Federal National Mortgage Assn.	3.713%	7/1/33	4,744	4,702
[2,3]	Federal National Mortgage Assn.	3.714%	9/1/33	21,216	20,983
[2,3]	Federal National Mortgage Assn.	3.724%	6/1/33	8,742	8,682
[2,3]	Federal National Mortgage Assn.	3.788%	9/1/33	10,306	10,222
[2,3]	Federal National Mortgage Assn.	3.808%	8/1/33	9,822	9,746
[2,3]	Federal National Mortgage Assn.	3.818%	7/1/33	10,703	10,639
[2,3]	Federal National Mortgage Assn.	4.288%	8/1/34	6,601	6,502
[2,3]	Federal National Mortgage Assn.	4.315%	6/1/34	26,969	26,616
[2,3]	Federal National Mortgage Assn.	6.300%	9/1/36	19,967	20,188
[2,3]	Federal National Mortgage Assn.	6.430%	9/1/36	16,961	17,228
					441,267
Total U.S. Government and Agency Obligations (Cost $2,589,747)					2,574,135
Temporary Cash Investments (8.0%)
Repurchase Agreements
	Citigroup Global Markets, Inc.
	(Dated 7/31/07, Repurchase Value $50,007,000,
	collateralized by Federal Home Loan Bank
	4.875%, 5/17/17)	5.270%	8/1/07	50,000	50,000
	Credit Suisse Securities (USA), LLC
	(Dated 7/31/07, Repurchase Value $50,007,000,
	collateralized by Federal Home Loan Mortgage
	Corp. Discount Notes 11/19/07–12/10/07,
	Federal National Mortgage Assn. Discount
	Note 8/14/07, and Federal National Mortgage

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Assn. 5.000%, 6/11/09)	5.280%	8/1/07	50,000	50,000
Deutsche Bank Securities, Inc.
(Dated 7/31/07, Repurchase Value $50,007,000, collateralized by Federal Home Loan Bank 5.905%–7.125%, 4/29/09–2/15/30)

	5.280%	8/1/07	50,000	50,000
UBS Securities LLC
(Dated 7/31/07, Repurchase Value $61,178,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.625%, 2/21/08)	5.280%	8/1/07	61,169	61,169
Total Temporary Cash Investments (Cost $211,169)				211,169
Total Investments (105.2%) (Cost $2,800,916)				2,785,304
Other Assets and Liabilities (–5.2%)
Other Assets—Note B				32,728
Payables for Investment Securities Purchased				(164,372)
Other Liabilities				(6,234)
				(137,878)
Net Assets (100%)				2,647,426

At July 31, 2007, net assets consisted of:[4]
				Amount
				($000)
Paid-in Capital				2,707,695
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(46,281)
Unrealized Appreciation (Depreciation)
Investment Securities				(15,612)
Futures Contracts				1,624
Net Assets				2,647,426

Investor Shares—Net Assets
Applicable to 149,936,455 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,542,696
Net Asset Value Per Share—Investor Shares				$10.29

Admiral Shares—Net Assets
Applicable to 107,369,751 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,104,730
Net Asset Value Per Share—Admiral Shares				$10.29

•  See Note A in Notes to Financial Statements.

1  Securities with a value of $1,000,000 have been segregated as initial margin for open futures contracts.

2  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	61,060
Total Income	61,060
Expenses
The Vanguard Group—Note B
Investment Advisory Services	116
Management and Administrative
Investor Shares	1,167
Admiral Shares	305
Marketing and Distribution
Investor Shares	190
Admiral Shares	135
Custodian Fees	25
Shareholders’ Reports
Investor Shares	20
Admiral Shares	1
Trustees’ Fees and Expenses	2
Total Expenses	1,961
Net Investment Income	59,099
Realized Net Gain (Loss)
Investment Securities Sold	(3,477)
Futures Contracts	(1,348)
Realized Net Gain (Loss)	(4,825)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	10,113
Futures Contracts	2,427
Change in Unrealized Appreciation (Depreciation)	12,540
Net Increase (Decrease) in Net Assets Resulting from Operations	66,814

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,099	108,712
Realized Net Gain (Loss)	(4,825)	(18,179)
Change in Unrealized Appreciation (Depreciation)	12,540	21,358
Net Increase (Decrease) in Net Assets Resulting from Operations	66,814	111,891
Distributions
Net Investment Income
Investor Shares	(34,269)	(64,714)
Admiral Shares	(24,830)	(43,998)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(59,099)	(108,712)
Capital Share Transactions—Note E
Investor Shares	23,946	(173,050)
Admiral Shares	38,479	67,830
Net Increase (Decrease) from Capital Share Transactions	62,425	(105,220)
Total Increase (Decrease)	70,140	(102,041)
Net Assets
Beginning of Period	2,577,286	2,679,327
End of Period	2,647,426	2,577,286

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.26	$10.25	$10.39	$10.60	$10.67	$10.50
Investment Operations
Net Investment Income	.231	.420	.340	.291	.304	.423
Net Realized and Unrealized Gain (Loss)
on Investments	.030	.010	(.140)	(.189)	(.046)	.302
Total from Investment Operations	.261	.430	.200	.102	.258	.725
Distributions
Dividends from Net Investment Income	(.231)	(.420)	(.340)	(.291)	(.311)	(.424)
Distributions from Realized Capital Gains	—	—	—	(.021)	(.017)	(.131)
Total Distributions	(.231)	(.420)	(.340)	(.312)	(.328)	(.555)
Net Asset Value, End of Period	$10.29	$10.26	$10.25	$10.39	$10.60	$10.67

Total Return[1]	2.57%	4.29%	1.96%	0.98%	2.45%	7.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,543	$1,514	$1,686	$2,403	$2,604	$2,902
Ratio of Total Expenses to
Average Net Assets	0.19%*	0.20%	0.20%	0.20%	0.22%	0.26%
Ratio of Net Investment Income to
Average Net Assets	4.54%*	4.10%	3.29%	2.77%	2.86%	3.90%
Portfolio Turnover Rate	118%*	89%	51%	49%	81%	136%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.26	$10.25	$10.39	$10.60	$10.67	$10.50
Investment Operations
Net Investment Income	.237	.431	.350	.300	.310	.428
Net Realized and Unrealized Gain (Loss)
on Investments	.030	.010	(.140)	(.189)	(.046)	.302
Total from Investment Operations	.267	.441	.210	.111	.264	.730
Distributions
Dividends from Net Investment Income	(.237)	(.431)	(.350)	(.300)	(.317)	(.429)
Distributions from Realized Capital Gains	—	—	—	(.021)	(.017)	(.131)
Total Distributions	(.237)	(.431)	(.350)	(.321)	(.334)	(.560)
Net Asset Value, End of Period	$10.29	$10.26	$10.25	$10.39	$10.60	$10.67

Total Return	2.62%	4.39%	2.06%	1.06%	2.51%	7.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,105	$1,063	$993	$690	$662	$669
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.12%	0.17%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.64%*	4.20%	3.39%	2.86%	2.91%	3.94%
Portfolio Turnover Rate	118%*	89%	51%	49%	81%	136%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $228,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $42,299,000 to offset future net capital gains of $20,017,000 through January 31, 2014, $18,913,000 through January 31, 2015, and $3,369,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $2,800,916,000. Net unrealized depreciation of investment securities for tax purposes was $15,612,000, consisting of unrealized gains of $4,540,000 on securities that had risen in value since their purchase and $20,152,000 in unrealized losses on securities that had fallen in value since their purchase.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
2-Year Treasury Note	1,226	251,253	1,159
5-Year Treasury Note	342	36,070	465

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended July 31, 2007, the fund purchased $1,249,277,000 of investment securities and sold $1,262,247,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	190,625	18,538	308,589	30,156
Issued in Lieu of Cash Distributions	30,946	3,006	57,648	5,630
Redeemed	(197,625)	(19,217)	(539,287)	(52,727)
Net Increase (Decrease)—Investor Shares	23,946	2,327	(173,050)	(16,941)
Admiral Shares
Issued	130,388	12,689	346,637	33,905
Issued in Lieu of Cash Distributions	20,825	2,023	35,570	3,474
Redeemed	(112,734)	(10,959)	(314,377)	(30,729)
Net Increase (Decrease)—Admiral Shares	38,479	3,753	67,830	6,650

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Inflation-Protected Securities Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	23	22	8,956
Yield[3]		—	—
Investor Shares	2.5%
Admiral Shares	2.6%
Institutional Shares	2.6%
Average Coupon	2.5%	2.5%	5.4%
Average Effective
Maturity	9.6 years	9.7 years	7.3 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	6.6 years	6.6 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.20%[5]
Admiral Shares	0.11%[5]
Institutional Shares	0.08%[5]
Short-Term Reserves	0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.75
Beta	0.97	1.26

Sector Diversification (% of portfolio)

Treasury	100%

Distribution by Maturity (% of portfolio)

1–5 Years	28%
5–10 Years	44
10–20 Years	18
20–30 Years	10

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100%

Investment Focus

1  Lehman U.S. Treasury Inflation Notes Index.

2  Lehman U.S. Aggregate Bond Index.

3  Yields of inflation-protected securities tend to be lower than those of bonds, because the former do not incorporate market expectations about inflation. The principal amounts—and thus the interest payments—of inflation-protected securities are adjusted over time to reflect inflation.

4  Moody’s Investors Service.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): June 29, 2000–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2001	5.3%	2.8%	8.1%	8.3%
2002	1.9	4.3	6.2	6.3
2003	12.1	4.5	16.6	16.8
2004	4.8	3.9	8.7	8.8
2005	2.2	4.8	7.0	7.2
2006	–2.7	5.5	2.8	2.8
2007	–3.1	3.5	0.4	0.6
2008[2]	0.3	3.5	3.8	3.9

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	6/29/2000	3.85%	5.88%	2.56%	4.67%	7.23%
Admiral Shares	6/10/2005	3.97	1.53[4]	—	—	—
Institutional Shares	12/12/2003	3.94	3.62[4]	—	—	—

1  Lehman U.S. Treasury Inflation Notes Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 41 through 43 for dividend and capital gains information.

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
U.S. Government Securities (99.8%)
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/25	969,920	1,057,978
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/26	394,400	385,651
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/27	484,800	495,142
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	314,575	482,746
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	279,150	439,291
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/32	71,100	99,331
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/09	170,125	218,446
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/10	763,575	979,163
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	450,200	470,777
U.S. Treasury Inflation-Indexed Note	3.500%	1/15/11	34,475	42,542
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	507,775	528,906
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	47,350	57,567
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/12	23,100	23,147
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	548,300	651,086
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/13	854,525	937,276
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	452,775	494,912
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	564,245	604,579
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	886,190	909,013
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/15	199,750	204,676
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	600,425	606,670
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/16	216,375	223,915
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/17	583,875	597,649
Total U.S. Government Securities (Cost $10,585,537)	10,510,463

Shares
Temporary Cash Investment (0.1%)
1	Vanguard Market Liquidity Fund (Cost $12,748)	5.302%	12,747,851	12,748
Total Investments (99.9%) (Cost $10,598,285)	10,523,211
Other Assets and Liabilities (0.1%)
Other Assets—Note B	32,552
Liabilities	(24,603)
7,949
Net Assets (100%)	10,531,160

At July 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	10,723,698
Undistributed Net Investment Income	72,533
Accumulated Net Realized Losses	(189,997)
Unrealized Depreciation	(75,074)
Net Assets	10,531,160

Investor Shares—Net Assets
Applicable to 469,604,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,561,893
Net Asset Value Per Share—Investor Shares	$11.84

Admiral Shares—Net Assets
Applicable to 118,932,755 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,766,181
Net Asset Value Per Share—Admiral Shares	$23.26

Institutional Shares—Net Assets
Applicable to 232,575,570 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,203,086
Net Asset Value Per Share—Institutional Shares	$9.47

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest[1]	431,103
Total Income	431,103
Expenses
The Vanguard Group—Note B
Investment Advisory Services	437
Management and Administrative
Investor Shares	4,295
Admiral Shares	940
Institutional Shares	421
Marketing and Distribution
Investor Shares	678
Admiral Shares	304
Institutional Shares	227
Custodian Fees	14
Shareholders’ Reports
Investor Shares	42
Admiral Shares	6
Institutional Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	7,370
Expenses Paid Indirectly—Note C	(11)
Net Expenses	7,359
Net Investment Income	423,744
Realized Net Gain (Loss)
Investment Securities Sold	(13,407)
Futures Contracts	6,883
Realized Net Gain (Loss)	(6,524)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(36,457)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(36,457)
Net Increase (Decrease) in Net Assets Resulting from Operations	380,763

1  Interest income from an affiliated company of the fund was $1,018,000.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	423,744	376,583
Realized Net Gain (Loss)	(6,524)	(178,430)
Change in Unrealized Appreciation (Depreciation)	(36,457)	(163,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	380,763	34,310
Distributions
Net Investment Income
Investor Shares	(181,246)	(190,729)
Admiral Shares	(89,751)	(87,252)
Institutional Shares	(69,408)	(47,934)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Return of Capital
Investor Shares	—	(8,964)
Admiral Shares	—	(4,014)
Institutional Shares	—	(2,186)
Total Distributions	(340,405)	(341,079)
Capital Share Transactions—Note F
Investor Shares	178,021	(680,333)
Admiral Shares	232,348	128,107
Institutional Shares	524,000	476,857
Net Increase (Decrease) from Capital Share Transactions	934,369	(75,369)
Total Increase (Decrease)	974,727	(382,138)
Net Assets
Beginning of Period	9,556,433	9,938,571
End of Period[1]	10,531,160	9,556,433

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $72,533,000 and ($10,806,000).

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$11.80	$12.18	$12.57	$12.36	$11.91	$10.68
Investment Operations
Net Investment Income	.493	.483	.573	.596	.41	.47
Net Realized and Unrealized Gain (Loss)
on Investments	(.056)	(.437)	(.230)	.244	.61	1.28
Total from Investment Operations	.437	.046	.343	.840	1.02	1.75
Distributions
Dividends from Net Investment Income	(.397)	(.407)	(.681)	(.565)	(.45)	(.46)
Distributions from Realized Capital Gains	—	—	(.052)	(.065)	(.12)	(.06)
Return of Capital	—	(.019)	—	—	—	—
Total Distributions	(.397)	(.426)	(.733)	(.630)	(.57)	(.52)
Net Asset Value, End of Period	$11.84	$11.80	$12.18	$12.57	$12.36	$11.91

Total Return[1]	3.79%	0.43%	2.76%	6.96%	8.69%	16.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,562	$5,361	$6,227	$7,530	$5,164	$3,143
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.20%	0.20%	0.17%	0.18%	0.22%
Ratio of Net Investment Income to
Average Net Assets	8.52%*†	3.87%	4.83%	4.83%	3.46%	4.55%
Portfolio Turnover Rate	21%*	53%	47%	73%	63%	108%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

†  Reflects annualized inflation adjustments that may not continue at the same level for the full fiscal year.

Admiral Shares
	Six Months	Year	June 10,
	Ended	Ended	2005[1] to
	July 31,	Jan. 31,	Jan. 31,
For a Share Outstanding Throughout Each Period	2007	2007	2006
Net Asset Value, Beginning of Period	$23.17	$23.91	$25.00
Investment Operations
Net Investment Income	.979	.971	.683
Net Realized and Unrealized Gain (Loss) on Investments	(.093)	(.858)	(.432)
Total from Investment Operations	.886	.113	.251
Distributions
Dividends from Net Investment Income	(.796)	(.815)	(1.315)
Distributions from Realized Capital Gains	—	—	(.026)
Return of Capital	—	(.038)	—
Total Distributions	(.796)	(.853)	(1.341)
Net Asset Value, End of Period	$23.26	$23.17	$23.91

Total Return	3.91%	0.53%	1.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,766	$2,523	$2,474
Ratio of Total Expenses to Average Net Assets	0.11%*	0.11%	0.11%*
Ratio of Net Investment Income to Average Net Assets	8.61%*†	3.96%	4.92%*
Portfolio Turnover Rate	21%*	53%	47%

1  Inception.

*  Annualized.

†  Reflects annualized inflation adjustments that may not continue at the same level for the full fiscal year.

Institutional Shares

	Six Months				Dec. 12,
	Ended				2003[1] to
	July 31,	Year Ended January 31,			Jan. 31,
For a Share Outstanding Throughout Each Period	2007	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.44	$9.74	$10.06	$9.88	$10.00
Investment Operations
Net Investment Income	.401	.398	.471	.483	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.044)	(.348)	(.194)	.207	.080
Total from Investment Operations	.357	.050	.277	.690	.080
Distributions
Dividends from Net Investment Income	(.327)	(.335)	(.556)	(.458)	(.104)
Distributions from Realized Capital Gains	—	—	(.041)	(.052)	(.096)
Return of Capital	—	(.015)	—	—	—
Total Distributions	(.327)	(.350)	(.597)	(.510)	(.200)
Net Asset Value, End of Period	$9.47	$9.44	$9.74	$10.06	$9.88

Total Return	3.87%	0.57%	2.79%	7.15%	0.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,203	$1,673	$1,238	$601	$204
Ratio of Total Expenses to
Average Net Assets	0.08%*	0.08%	0.08%	0.11%	0.12%*
Ratio of Net Investment Income to
Average Net Assets	8.64%*†	3.99%	4.95%	4.93%	—[2]
Portfolio Turnover Rate	21%*	53%	47%	73%	63%

1  Inception.

2  Negative inflation adjustments and premium amortization completely offset coupon income for the period from December 12, 2003, to January 31, 2004.

*  Annualized.

†  Reflects annualized inflation adjustments that may not continue at the same level for the full fiscal year. See accompanying Notes, which are an integral part of the Financial Statements.

Notes to Financial Statements

Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Quarterly income dividends and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund, and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $890,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.89% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $11,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each tax year. The fund has adopted a tax year-end of December 31. For tax purposes, at December 31, 2006, the fund had available realized losses of $156,936,000 to offset future net capital gains of $152,319,000 through December 31, 2014, and $4,617,000 through December 31, 2015. The fund will use these capital losses to offset net taxable gains, if any, realized during the year ending December 31, 2007; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $10,598,285,000. Net unrealized depreciation of investment securities for tax purposes was $75,074,000, consisting of unrealized gains of $86,484,000 on securities that had risen in value since their purchase and $161,558,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended July 31, 2007, the fund purchased $1,766,549,000 of investment securities and sold $1,022,183,000 of investment securities other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	820,758	69,103	1,640,062	137,575
Issued in Lieu of Cash Distributions	161,281	13,877	179,084	15,273
Redeemed	(804,018)	(67,793)	(2,499,479)	(209,791)
Net Increase (Decrease)—Investor Shares	178,021	15,187	(680,333)	(56,943)
Admiral Shares
Issued	477,913	20,542	917,013	39,152
Issued in Lieu of Cash Distributions	80,190	3,513	82,079	3,563
Redeemed	(325,755)	(13,996)	(870,985)	(37,289)
Net Increase (Decrease)—Admiral Shares	232,348	10,059	128,107	5,426
Institutional Shares
Issued	572,915	60,346	640,836	67,333
Issued in Lieu of Cash Distributions	62,244	6,700	44,112	4,702
Redeemed	(111,159)	(11,702)	(208,091)	(21,927)
Net Increase (Decrease)—Institutional Shares	524,000	55,344	476,857	50,108

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years beginning in 2003–2005) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

H. In July 2007, the board of trustees approved a change in the fund's fiscal year end from January 31 to December 31. This change will be effected through a tax-free reorganization which will be completed by December 31, 2007. The change will have no effect on the fund's financial position or results of operations.

Intermediate-Term Treasury Fund

Intermediate-Term Treasury Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	35	32	8,956
Yield		—	—
Investor Shares	4.8%
Admiral Shares	4.9%
Yield to Maturity	4.8%[3]	5.0%	5.6%
Average Coupon	5.1%	5.2%	5.4%
Average Effective
Maturity	6.5 years	7.6 years	7.3 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	5.2 years	5.9 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.25%[5]
Admiral Shares	0.09%[5]
Short-Term Reserves	0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.95
Beta	0.83	1.20

Sector Diversification[7] (% of portfolio)

Treasury/Agency	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	38
5–10 Years	45
10–20 Years	16

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100%

Intermediate-Term Treasury Fund

Investment Focus

1  Lehman 5–10 Year U.S. Treasury Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

7  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Intermediate-Term Treasury Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	4.1%	6.7%	10.8%	11.7%
1999	3.3	6.1	9.4	10.0
2000	–10.1	5.5	–4.6	–5.0
2001	9.1	7.0	16.1	15.8
2002	0.8	5.8	6.6	6.8
2003	7.6	5.5	13.1	12.6
2004	–0.5	4.2	3.7	3.7
2005	–1.3	4.4	3.1	3.6
2006	–3.1	4.5	1.4	1.1
2007	–1.5	4.7	3.2	3.0
2008[2]	0.6	2.3	2.9	2.9

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	10/28/1991	5.53%	4.16%	0.65%	5.35%	6.00%
Admiral Shares	2/12/2001	5.70	4.31	0.12[4]	4.99[4]	5.11[4]

1  Lehman 5–10 Year U.S. Treasury Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 54 and 55 for dividend and capital gains information.

Intermediate-Term Treasury Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.3%)
U.S. Government Securities (86.2%)
	U.S. Treasury Bond	3.625%	05/15/13	288,500	273,850
	U.S. Treasury Bond	4.000%	02/15/15	76,000	72,449
	U.S. Treasury Bond	8.750%	05/15/17	32,700	42,602
	U.S. Treasury Bond	9.125%	05/15/18	84,000	113,741
	U.S. Treasury Bond	9.000%	11/15/18	68,000	91,991
	U.S. Treasury Bond	8.875%	02/15/19	342,000	460,311
	U.S. Treasury Note	4.500%	02/28/11	16,000	15,963
	U.S. Treasury Note	4.625%	10/31/11	175,000	175,219
	U.S. Treasury Note	4.500%	11/30/11	304,000	302,909
	U.S. Treasury Note	4.625%	12/31/11	158,000	158,172
	U.S. Treasury Note	4.875%	02/15/12	95,000	96,172
	U.S. Treasury Note	4.500%	03/31/12	420,000	417,900
	U.S. Treasury Note	4.875%	06/30/12	75,000	75,844
	U.S. Treasury Note	3.875%	02/15/13	100,000	96,422
	U.S. Treasury Note	4.250%	11/15/13	784,000	766,603
	U.S. Treasury Note	4.000%	02/15/14	332,500	319,772
	U.S. Treasury Note	4.500%	02/15/16	30,000	29,428
	U.S. Treasury Note	5.125%	05/15/16	36,000	36,849
	U.S. Treasury Note	4.875%	08/15/16	50,000	50,304
	U.S. Treasury Note	4.625%	11/15/16	30,000	29,630
					3,626,131
Agency Bonds and Notes (10.8%)
	Agency for International Development–Egypt
	(U.S. Government Guaranteed)	4.450%	09/15/15	40,000	38,453
[1]	Federal Home Loan Mortgage Corp.	5.750%	01/15/12	19,500	19,988
[1]	Federal National Mortgage Assn.	4.375%	03/15/13	22,000	21,234
[1]	Federal National Mortgage Assn.	5.000%	05/11/17	39,500	38,351
[2,3]	Guaranteed Trade Trust
	(U.S. Government Guaranteed)	6.690%	01/15/09	8,761	8,840
[2]	Overseas Private Investment Corp.
	(U.S. Government Guaranteed)	7.600%	12/15/12	18,757	19,856
[2]	Overseas Private Investment Corp.
	(U.S. Government Guaranteed)	7.050%	11/15/13	24,375	25,382
	Private Export Funding Corp.	7.200%	01/15/10	12,900	13,511

Intermediate-Term Treasury Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Private Export Funding Corp.	7.250%	06/15/10	135,920	143,589
Private Export Funding Corp.	6.070%	04/30/11	51,000	52,608
Private Export Funding Corp.	5.685%	05/15/12	10,000	10,294
Private Export Funding Corp.	4.950%	11/15/15	65,000	63,422
				455,528
Mortgage-Backed Securities (1.3%)
[1,2] Federal Home Loan Mortgage Corp.	5.500%	4/1/16–5/1/16	2,751	2,728
[1,2] Federal Home Loan Mortgage Corp.	7.000%	5/1/15–3/1/16	798	816
[1,2] Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/11	20,000	20,251
[1,2] Federal National Mortgage Assn. Grantor Trust	7.300%	05/25/10	30,000	31,533
				55,328
Total U.S. Government and Agency Obligations (Cost $4,113,263)				4,136,987
Temporary Cash Investment (1.2%)
Repurchase Agreement
UBS Securities LLC
(Dated 7/31/07, Repurchase Value $49,691,000,
collateralized by Federal Home Loan Mortgage
Corp. 4.375%–4.625%, 11/16/07–2/21/08)
(Cost $49,684)	5.280%	08/01/07	49,684	49,684
Total Investments (99.5%) (Cost $4,162,947)				4,186,671
Other Assets and Liabilities (0.5%)
Other Assets—Note B				62,445
Liabilities				(39,687)
				22,758
Net Assets (100%)				4,209,429

Intermediate-Term Treasury Fund

At July 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,243,821
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(58,116)
Unrealized Appreciation	23,724
Net Assets	4,209,429

Investor Shares—Net Assets
Applicable to 165,381,862 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,778,221
Net Asset Value Per Share—Investor Shares	$10.75

Admiral Shares—Net Assets
Applicable to 226,112,254 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,431,208
Net Asset Value Per Share—Admiral Shares	$10.75

•  See Note A in Notes to Financial Statements.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the value of this security represented 0.2% of net assets.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	99,138
Total Income	99,138
Expenses
The Vanguard Group—Note B
Investment Advisory Services	180
Management and Administrative
Investor Shares	1,813
Admiral Shares	697
Marketing and Distribution
Investor Shares	214
Admiral Shares	280
Custodian Fees	27
Shareholders’ Reports
Investor Shares	36
Admiral Shares	3
Trustees’ Fees and Expenses	2
Total Expenses	3,252
Net Investment Income	95,886
Realized Net Gain (Loss)
Investment Securities Sold	5,418
Futures Contracts	(331)
Realized Net Gain (Loss)	5,087
Change in Unrealized Appreciation (Depreciation)
Investment Securities	16,285
Futures Contracts	27
Change in Unrealized Appreciation (Depreciation)	16,312
Net Increase (Decrease) in Net Assets Resulting from Operations	117,285

Intermediate-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,886	183,632
Realized Net Gain (Loss)	5,087	(52,462)
Change in Unrealized Appreciation (Depreciation)	16,312	(5,356)
Net Increase (Decrease) in Net Assets Resulting from Operations	117,285	125,814
Distributions
Net Investment Income
Investor Shares	(39,375)	(78,606)
Admiral Shares	(56,511)	(105,026)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(95,886)	(183,632)
Capital Share Transactions—Note E
Investor Shares	92,623	(32,212)
Admiral Shares	144,659	212,944
Net Increase (Decrease) from Capital Share Transactions	237,282	180,732
Total Increase (Decrease)	258,681	122,914
Net Assets
Beginning of Period	3,950,748	3,827,834
End of Period	4,209,429	3,950,748

Intermediate-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.69	$10.85	$11.28	$11.45	$11.69	$11.03
Investment Operations
Net Investment Income	.247	.499	.509	.504	.483	.571
Net Realized and Unrealized Gain (Loss)
on Investments	.060	(.160)	(.354)	(.154)	(.058)	.838
Total from Investment Operations	.307	.339	.155	.350	.425	1.409
Distributions
Dividends from Net Investment Income	(.247)	(.499)	(.509)	(.504)	(.483)	(.571)
Distributions from Realized Capital Gains	—	—	(.076)	(.016)	(.182)	(.178)
Total Distributions	(.247)	(.499)	(.585)	(.520)	(.665)	(.749)
Net Asset Value, End of Period	$10.75	$10.69	$10.85	$11.28	$11.45	$11.69

Total Return[1]	2.89%	3.22%	1.41%	3.14%	3.71%	13.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,778	$1,676	$1,735	$2,169	$2,261	$2,680
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.26%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	4.64%*	4.66%	4.59%	4.45%	4.14%	4.93%
Portfolio Turnover Rate	95%*	87%	66%	61%	34%	110%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Intermediate-Term Treasury Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.69	$10.85	$11.28	$11.45	$11.69	$11.03
Investment Operations
Net Investment Income	.255	.516	.526	.518	.498	.586
Net Realized and Unrealized Gain (Loss)
on Investments	.060	(.160)	(.354)	(.154)	(.058)	.838
Total from Investment Operations	.315	.356	.172	.364	.440	1.424
Distributions
Dividends from Net Investment Income	(.255)	(.516)	(.526)	(.518)	(.498)	(.586)
Distributions from Realized Capital Gains	—	—	(.076)	(.016)	(.182)	(.178)
Total Distributions	(.255)	(.516)	(.602)	(.534)	(.680)	(.764)
Net Asset Value, End of Period	$10.75	$10.69	$10.85	$11.28	$11.45	$11.69

Total Return	2.97%	3.38%	1.56%	3.27%	3.85%	13.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,431	$2,274	$2,093	$1,665	$1,694	$1,979
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.80%*	4.82%	4.75%	4.58%	4.27%	5.10%
Portfolio Turnover Rate	95%*	87%	66%	61%	34%	110%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Treasury Fund

Notes to Financial Statements

Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Treasury Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $360,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $61,563,000 to offset future net capital gains of $60,309,000 through January 31, 2015, and $1,254,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $4,164,675,000. Net unrealized appreciation of investment securities for tax purposes was $21,996,000, consisting of unrealized gains of $34,057,000 on securities that had risen in value since their purchase and $12,061,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended July 31, 2007, the fund purchased $2,154,541,000 of investment securities and sold $1,902,945,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

Intermediate-Term Treasury Fund

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	269,882	25,145	365,615	34,153
Issued in Lieu of Cash Distributions	33,251	3,094	65,448	6,112
Redeemed	(210,510)	(19,646)	(463,275)	(43,298)
Net Increase (Decrease)—Investor Shares	92,623	8,593	(32,212)	(3,033)
Admiral Shares
Issued	324,782	30,268	561,127	52,333
Issued in Lieu of Cash Distributions	45,606	4,244	84,712	7,909
Redeemed	(225,729)	(21,113)	(432,895)	(40,411)
Net Increase (Decrease)—Admiral Shares	144,659	13,399	212,944	19,831

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

GNMA Fund

GNMA Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	28[3]	115	8,956
Yield		—	—
Investor Shares	5.2%
Admiral Shares	5.3%
Yield to Maturity	6.0%[4]	6.0%	5.6%
Average Coupon	5.7%	5.7%	5.4%
Average Effective
Maturity	7.0 years	7.4 years	7.3 years
Average Quality[5]	Aaa	Aaa	Aa1
Average Duration	4.4 years	4.2 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.20%[6]
Admiral Shares	0.10%[6]
Short-Term Reserves	2%	—	—

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.90
Beta	1.04	0.75

Distribution by Coupon (% of portfolio)

Below 6%	61%
6%–7%	36
7%–8%	3

Investment Focus

1  Lehman GNMA Index.

2  Lehman U.S. Aggregate Bond Index.

3  Issues are mortgage pools grouped by coupon.

4  Before expenses.

5  Moody’s Investors Service.

6  Annualized.

7  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

GNMA Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	2.5%	7.4%	9.9%	9.7%
1999	0.0	6.8	6.8	6.7
2000	–7.3	6.4	–0.9	0.3
2001	6.6	7.5	14.1	13.9
2002	0.9	6.5	7.4	7.6
2003	2.9	5.8	8.7	7.9
2004	–1.9	4.8	2.9	3.1
2005	–0.4	4.7	4.3	4.4
2006	–1.8	4.7	2.9	3.0
2007	–1.3	5.2	3.9	4.3
2008[2]	–1.1	2.6	1.5	1.7

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	6/27/1980	5.85%	3.94%	–0.20%	5.87%	5.67%
Admiral Shares	2/12/2001	5.95	4.02	–0.45[4]	5.34[4]	4.89[4]

1  Lehman GNMA Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 65 and 66 for dividend and capital gains information.

GNMA Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Government National Mortgage Association Obligations (98.5%)
[1]	Government National Mortgage Assn.	4.500%	5/15/33–3/15/37	103,060	95,004
[1]	Government National Mortgage Assn.	5.000%	7/15/20–5/15/36	3,837,085	3,660,308
[1]	Government National Mortgage Assn.	5.500%	3/15/13–7/15/37	10,074,373	9,823,734
[1]	Government National Mortgage Assn.	5.520%	2/20/37	77,930	77,204
[1]	Government National Mortgage Assn.	6.000%	10/15/16–4/15/37	6,054,474	6,055,378
[1]	Government National Mortgage Assn.	6.500%	6/15/08–6/15/37	1,857,266	1,893,301
[1]	Government National Mortgage Assn.	7.000%	9/15/07–12/15/36	402,591	418,162
[1]	Government National Mortgage Assn.	7.250%	12/15/26–2/15/27	167	174
[1]	Government National Mortgage Assn.	7.500%	9/15/07–10/15/31	143,769	149,768
[1]	Government National Mortgage Assn.	7.750%	2/15/27	260	273
[1]	Government National Mortgage Assn.	8.000%	3/15/08–8/15/31	64,761	68,092
[1]	Government National Mortgage Assn.	8.250%	4/15/08–7/15/08	60	60
[1]	Government National Mortgage Assn.	8.500%	8/15/08–6/15/28	16,086	16,927
[1]	Government National Mortgage Assn.	9.000%	11/15/08–2/15/23	12,553	12,845
[1]	Government National Mortgage Assn.	9.250%	9/15/16–7/15/17	64	68
[1]	Government National Mortgage Assn.	9.500%	7/15/09–7/15/22	5,917	6,326
[1]	Government National Mortgage Assn.	10.000%	7/20/14–8/20/18	70	75
[1]	Government National Mortgage Assn.	11.000%	7/15/10–2/20/16	32	34
[1]	Government National Mortgage Assn.	11.250%	9/20/15–2/20/16	44	48
[1]	Government National Mortgage Assn.	11.500%	5/15/13–11/20/15	62	67
[1]	Government National Mortgage Assn.	12.000%	1/15/13–1/20/16	95	104
[1]	Government National Mortgage Assn.	12.500%	5/20/14–7/20/15	39	43
[1]	Government National Mortgage Assn.	13.000%	1/15/11–1/20/15	36	40
[1]	Government National Mortgage Assn.	13.500%	5/15/10–12/15/14	24	27
[1]	Government National Mortgage Assn.	14.000%	6/15/11	17	19
[1]	Government National Mortgage Assn.	15.000%	5/15/12	2	2
Total Government National Mortgage Association Obligations
(Cost $22,883,753)					22,278,083
Temporary Cash Investment (1.4%)
Repurchase Agreement
Bank of America Securities LLC
(Dated 7/31/07, Repurchase Value $311,646,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.500%, 6/1/35) (Cost $311,600)		5.290%	8/1/07	311,600	311,600
Total Investments (99.9%) (Cost $23,195,353)					22,589,683
Other Assets And Liabilities (0.1%)
Other Assets—Note C					119,814
Liabilities					(95,570)
					24,244
Net Assets (100%)					22,613,927

GNMA Fund

At July 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	23,331,825
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(112,228)
Unrealized Depreciation	(605,670)
Net Assets	22,613,927

Investor Shares—Net Assets
Applicable to 1,244,485,141 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,509,717
Net Asset Value Per Share—Investor Shares	$10.05

Admiral Shares—Net Assets
Applicable to 1,005,182,644 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,104,210
Net Asset Value Per Share—Admiral Shares	$10.05

•  See Note A in Notes to Financial Statements.

1  The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

2  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

GNMA Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	627,805
Total Income	627,805
Expenses
Investment Advisory Fees—Note B	1,133
The Vanguard Group—Note C
Management and Administrative
Investor Shares	10,195
Admiral Shares	3,490
Marketing and Distribution
Investor Shares	1,407
Admiral Shares	840
Custodian Fees	887
Shareholders’ Reports
Investor Shares	169
Admiral Shares	23
Trustees’ Fees and Expenses	14
Total Expenses	18,158
Net Investment Income	609,647
Realized Net Gain (Loss) on Investment Securities Sold	(1,936)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(241,927)
Net Increase (Decrease) in Net Assets Resulting from Operations	365,784

GNMA Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	609,647	1,208,442
Realized Net Gain (Loss)	(1,936)	5,547
Change in Unrealized Appreciation (Depreciation)	(241,927)	(330,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	365,784	883,595
Distributions
Net Investment Income
Investor Shares	(335,422)	(679,004)
Admiral Shares	(274,225)	(529,438)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(609,647)	(1,208,442)
Capital Share Transactions—Note F
Investor Shares	(190,847)	(886,113)
Admiral Shares	54,455	19,104
Net Increase (Decrease) from Capital Share Transactions	(136,392)	(867,009)
Total Increase (Decrease)	(380,255)	(1,191,856)
Net Assets
Beginning of Period	22,994,182	24,186,038
End of Period	22,613,927	22,994,182

GNMA Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16	$10.29	$10.48	$10.52	$10.72	$10.44
Investment Operations
Net Investment Income	.266	.522	.483	.480	.502	.588
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.130)	(.190)	(.040)	(.200)	.300
Total from Investment Operations	.156	.392	.293	.440	.302	.888
Distributions
Dividends from Net Investment Income	(.266)	(.522)	(.483)	(.480)	(.502)	(.588)
Distributions from Realized Capital Gains	—	—	—	—	—	(.020)
Total Distributions	(.266)	(.522)	(.483)	(.480)	(.502)	(.608)
Net Asset Value, End of Period	$10.05	$10.16	$10.29	$10.48	$10.52	$10.72

Total Return[1]	1.54%	3.94%	2.88%	4.31%	2.89%	8.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,510	$12,835	$13,905	$18,946	$19,245	$22,113
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.21%	0.21%	0.20%	0.20%	0.22%
Ratio of Net Investment Income to
Average Net Assets	5.29%*	5.14%	4.67%	4.61%	4.73%	5.51%
Portfolio Turnover Rate	18%*	18%	38%	53%	64%	65%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

GNMA Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.16	$10.29	$10.48	$10.52	$10.72	$10.44
Investment Operations
Net Investment Income	.271	.532	.492	.487	.509	.593
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.130)	(.190)	(.040)	(.200)	.300
Total from Investment Operations	.161	.402	.302	.447	.309	.893
Distributions
Dividends from Net Investment Income	(.271)	(.532)	(.492)	(.487)	(.509)	(.593)
Distributions from Realized Capital Gains	—	—	—	—	—	(.020)
Total Distributions	(.271)	(.532)	(.492)	(.487)	(.509)	(.613)
Net Asset Value, End of Period	$10.05	$10.16	$10.29	$10.48	$10.52	$10.72

Total Return	1.59%	4.04%	2.97%	4.38%	2.96%	8.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,104	$10,159	$10,281	$5,363	$5,335	$6,031
Ratio of Total Expenses to
Average Net Assets	0.10%*	0.11%	0.11%	0.13%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	5.39%*	5.24%	4.77%	4.68%	4.80%	5.54%
Portfolio Turnover Rate	18%*	18%	38%	53%	64%	65%

* Annualized.

Notes to Financial Statements

Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

GNMA Fund

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company, LLP, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2007, the investment advisory fee represented an effective annual rate of 0.01% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $1,995,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

GNMA Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $62,091,000 to offset future net capital gains of $29,714,000 through January 31, 2012, $26,020,000 through January 31, 2013, $6,347,000 through January 31, 2015, and $10,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $23,195,353,000. Net unrealized depreciation of investment securities for tax purposes was $605,670,000, consisting of unrealized gains of $40,161,000 on securities that had risen in value since their purchase and $645,831,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended July 31, 2007, the fund purchased $2,406,101,000 of investment securities and sold $2,052,680,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,056,863	104,217	2,050,407	202,014
Issued in Lieu of Cash Distributions	285,507	28,164	574,128	56,605
Redeemed	(1,533,217)	(151,426)	(3,510,648)	(346,183)
Net Increase (Decrease)—Investor Shares	(190,847)	(19,045)	(886,113)	(87,564)
Admiral Shares
Issued	818,192	80,633	1,621,681	159,557
Issued in Lieu of Cash Distributions	190,757	18,818	364,607	35,943
Redeemed	(954,494)	(94,418)	(1,967,184)	(194,268)
Net Increase (Decrease)—Admiral Shares	54,455	5,033	19,104	1,232

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

72

Long-Term Treasury Fund

Long-Term Treasury Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	25	33	8,956
Yield		—	—
Investor Shares	5.0%
Admiral Shares	5.1%
Yield to Maturity	5.0%[3]	5.0%	5.6%
Average Coupon	6.8%	6.9%	5.4%
Average Effective
Maturity	17.4 years	17.5 years	7.3 years
Average Quality[4]	Aaa	Aaa	Aa1
Average Duration	10.4 years	10.6 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.25%[5]
Admiral Shares	0.09%[5]
Short-Term Reserves	0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.91
Beta	0.98	2.30

Sector Diversification[7] (% of portfolio)

Treasury/Agency	100%

Distribution by Maturity (% of portfolio)

Under 1 Year	0%
1–5 Years	0
5–10 Years	3
10–20 Years	65
20–30 Years	32

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100%

Long-Term Treasury Fund

Investment Focus

1  Lehman Long U.S. Treasury Index.

2  Lehman U.S. Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 83.

7  The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Long-Term Treasury Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	9.7%	7.1%	16.8%	18.3%
1999	5.8	6.2	12.0	12.3
2000	–13.7	5.3	–8.4	–8.3
2001	11.7	6.9	18.6	18.8
2002	–0.4	5.7	5.3	5.4
2003	9.0	5.8	14.8	14.9
2004	0.0	4.9	4.9	4.6
2005	2.7	5.3	8.0	8.6
2006	–1.9	4.9	3.0	2.9
2007	–3.1	4.9	1.8	2.0
2008[2]	–0.3	2.4	2.1	2.5

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	5/19/1986	5.65%	5.69%	1.50%	5.58%	7.08%
Admiral Shares	2/12/2001	5.82	5.84	0.52[4]	5.35[4]	5.87[4]

1  Lehman Long U.S. Treasury Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 75 and 76 for dividend and capital gains information.

Long-Term Treasury Fund

Financial Statements (unaudited)

Statement of Net Assets

As of July 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.8%)
U.S. Government Securities (90.1%)
	U.S. Treasury Bond	8.500%	2/15/20	15,000	19,943
	U.S. Treasury Bond	8.750%	5/15/20	40,360	54,738
	U.S. Treasury Bond	8.750%	8/15/20	102,000	138,736
	U.S. Treasury Bond	7.875%	2/15/21	196,581	252,115
	U.S. Treasury Bond	8.125%	5/15/21	92,875	121,681
	U.S. Treasury Bond	8.125%	8/15/21	32,000	42,030
	U.S. Treasury Bond	8.000%	11/15/21	23,000	29,990
	U.S. Treasury Bond	7.125%	2/15/23	83,000	101,688
	U.S. Treasury Bond	6.250%	8/15/23	101,500	115,076
	U.S. Treasury Bond	7.625%	2/15/25	60,000	78,065
	U.S. Treasury Bond	6.875%	8/15/25	52,000	63,343
	U.S. Treasury Bond	6.000%	2/15/26	178,200	199,083
	U.S. Treasury Bond	6.750%	8/15/26	59,000	71,418
	U.S. Treasury Bond	6.500%	11/15/26	25,050	29,618
	U.S. Treasury Bond	6.625%	2/15/27	66,000	79,148
	U.S. Treasury Bond	6.375%	8/15/27	110,650	129,617
	U.S. Treasury Bond	6.125%	11/15/27	107,000	122,164
	U.S. Treasury Bond	5.500%	8/15/28	5,000	5,323
	U.S. Treasury Bond	5.250%	11/15/28	16,000	16,535
	U.S. Treasury Bond	5.250%	2/15/29	103,500	107,010
	U.S. Treasury Bond	6.125%	8/15/29	88,300	101,628
	U.S. Treasury Bond	5.375%	2/15/31	101,000	106,602
					1,985,551
Agency Bonds and Notes (7.7%)
1	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	44,000	50,616
1	Federal National Mortgage Assn.	7.250%	5/15/30	48,600	58,958
	Private Export Funding Corp.	4.950%	11/15/15	60,000	58,543
					168,117
Total U.S. Government and Agency Obligations (Cost $2,070,324)					2,153,668

Long-Term Treasury Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investment (1.1%)
Repurchase Agreement
UBS Securities LLC
(Dated 7/31/07, Repurchase Value $24,760,000,
collateralized by Federal Home Loan Mortgage
Corp., 5.250%, 4/18/16) (Cost $24,756)	5.280%	8/1/07	24,756	24,756
Total Investments (98.9%) (Cost $2,095,080)				2,178,424
Other Assets and Liabilities (1.1%)
Other Assets—Note B				50,924
Liabilities				(26,159)
				24,765
Net Assets (100%)				2,203,189

At January 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	2,129,694
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(9,849)
Unrealized Appreciation	83,344
Net Assets	2,203,189

Investor Shares—Net Assets
Applicable to 114,675,575 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,250,951
Net Asset Value Per Share—Investor Shares	$10.91

Admiral Shares—Net Assets
Applicable to 87,292,966 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	952,238
Net Asset Value Per Share—Admiral Shares	$10.91

•  See Note A in Notes to Financial Statements.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Long-Term Treasury Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	56,510
Total Income	56,510
Expenses
The Vanguard Group—Note B
Investment Advisory Services	98
Management and Administrative
Investor Shares	1,333
Admiral Shares	270
Marketing and Distribution
Investor Shares	154
Admiral Shares	109
Custodian Fees	24
Shareholders’ Reports
Investor Shares	25
Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	2,016
Net Investment Income	54,494
Realized Net Gain (Loss)
Investment Securities Sold	3,303
Futures Contracts	(113)
Realized Net Gain (Loss)	3,190
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(14,774)
Futures Contracts	21
Change in Unrealized Appreciation (Depreciation)	(14,753)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,931

Long-Term Treasury Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,494	107,855
Realized Net Gain (Loss)	3,190	11,363
Change in Unrealized Appreciation (Depreciation)	(14,753)	(81,313)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,931	37,905
Distributions
Net Investment Income
Investor Shares	(30,934)	(65,298)
Admiral Shares	(23,560)	(42,557)
Realized Capital Gain
Investor Shares	(5,282)	(6,648)
Admiral Shares	(3,639)	(3,886)
Total Distributions	(63,415)	(118,389)
Capital Share Transactions—Note E
Investor Shares	(777)	(104,926)
Admiral Shares	98,711	83,821
Net Increase (Decrease) from Capital Share Transactions	97,934	(21,105)
Total Increase (Decrease)	77,450	(101,589)
Net Assets
Beginning of Period	2,125,739	2,227,328
End of Period	2,203,189	2,125,739

Long-Term Treasury Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.99	$11.40	$11.76	$11.52	$11.66	$10.84
Investment Operations
Net Investment Income	.268	.547	.563	.574	.562	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(.034)	(.356)	(.218)	.314	(.001)	.973
Total from Investment Operations	.234	.191	.345	.888	.561	1.558
Distributions
Dividends from Net Investment Income	(.268)	(.547)	(.563)	(.574)	(.562)	(.585)
Distributions from Realized Capital Gains	(.046)	(.054)	(.142)	(.074)	(.139)	(.153)
Total Distributions	(.314)	(.601)	(.705)	(.648)	(.701)	(.738)
Net Asset Value, End of Period	$10.91	$10.99	$11.40	$11.76	$11.52	$11.66

Total Return[1]	2.15%	1.80%	2.98%	8.01%	4.94%	14.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,251	$1,262	$1,419	$1,490	$1,471	$1,677
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.26%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to
Average Net Assets	4.95%*	4.96%	4.82%	5.02%	4.81%	5.19%
Portfolio Turnover Rate	48%*	68%	25%	38%	64%	100%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

Long-Term Treasury Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.99	$11.40	$11.76	$11.52	$11.66	$10.84
Investment Operations
Net Investment Income	.277	.564	.581	.588	.577	.599
Net Realized and Unrealized Gain (Loss)
on Investments	(.034)	(.356)	(.218)	.314	(.001)	.973
Total from Investment Operations	.243	.208	.363	.902	.576	1.572
Distributions
Dividends from Net Investment Income	(.277)	(.564)	(.581)	(.588)	(.577)	(.599)
Distributions from Realized Capital Gains	(.046)	(.054)	(.142)	(.074)	(.139)	(.153)
Total Distributions	(.323)	(.618)	(.723)	(.662)	(.716)	(.752)
Net Asset Value, End of Period	$10.91	$10.99	$11.40	$11.76	$11.52	$11.66

Total Return	2.23%	1.96%	3.14%	8.15%	5.07%	14.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$952	$863	$809	$436	$450	$536
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.12%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	5.11%*	5.12%	4.99%	5.15%	4.94%	5.34%
Portfolio Turnover Rate	48%*	68%	25%	38%	64%	100%

* Annualized.

Notes to Financial Statements

Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

Long-Term Treasury Fund

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Long-Term Treasury Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $192,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $13,008,000 through January 31, 2007, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At July 31, 2007, the cost of investment securities for tax purposes was $2,108,088,000. Net unrealized appreciation of investment securities for tax purposes was $70,336,000, consisting of unrealized gains of $83,835,000 on securities that had risen in value since their purchase and $13,499,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended July 31, 2007, the fund purchased $614,519,000 of investment securities and sold $522,193,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	128,798	11,741	232,664	21,059
Issued in Lieu of Cash Distributions	32,845	2,989	65,019	5,904
Redeemed	(162,420)	(14,905)	(402,609)	(36,545)
Net Increase (Decrease)—Investor Shares	(777)	(175)	(104,926)	(9,582)
Admiral Shares
Issued	217,776	19,841	255,868	23,205
Issued in Lieu of Cash Distributions	21,022	1,915	35,164	3,192
Redeemed	(140,087)	(12,994)	(207,211)	(18,812)
Net Increase (Decrease)—Admiral Shares	98,711	8,762	83,821	7,585

F. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 80 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended July 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2007	7/31/2007	Period[1]
Based on Actual Fund Return
Short-Term Treasury Fund—Investor Shares	$1,000.00	$1,027.27	$1.16
Short-Term Treasury Fund—Admiral Shares	1,000.00	1,027.94	0.45
Short-Term Federal Fund—Investor Shares	$1,000.00	$1,025.68	$0.95
Short-Term Federal Fund—Admiral Shares	1,000.00	1,026.19	0.45
Inflation-Protected Securities Fund—Investor Shares	$1,000.00	$1,037.86	$1.01
Inflation-Protected Securities Fund—Admiral Shares	1,000.00	1,039.10	0.56
Inflation-Protected Securities Fund—Institutional Shares	1,000.00	1,038.68	0.40
Intermediate-Term Treasury Fund—Investor Shares	$1,000.00	$1,028.91	$1.26
Intermediate-Term Treasury Fund—Admiral Shares	1,000.00	1,029.72	0.45
GNMA Fund—Investor Shares	$1,000.00	$1,015.40	$1.00
GNMA Fund—Admiral Shares	1,000.00	1,015.90	0.50
Long-Term Treasury Fund—Investor Shares	$1,000.00	$1,021.48	$1.25
Long-Term Treasury Fund—Admiral Shares	1,000.00	1,022.28	0.45
Based on Hypothetical 5% Yearly Return
Short-Term Treasury Fund—Investor Shares	$1,000.00	$1,023.65	$1.15
Short-Term Treasury Fund—Admiral Shares	1,000.00	1,024.35	0.45
Short-Term Federal Fund—Investor Shares	$1,000.00	$1,023.85	$0.95
Short-Term Federal Fund—Admiral Shares	1,000.00	1,024.35	0.45
Inflation-Protected Securities Fund—Investor Shares	$1,000.00	$1,023.80	$1.00
Inflation-Protected Securities Fund—Admiral Shares	1,000.00	1,024.25	0.55
Inflation-Protected Securities Fund—Institutional Shares	1,000.00	1,024.40	0.40
Intermediate-Term Treasury Fund—Investor Shares	$1,000.00	$1,023.55	$1.25
Intermediate-Term Treasury Fund—Admiral Shares	1,000.00	1,024.35	0.45
GNMA Fund—Investor Shares	$1,000.00	$1,023.80	$1.00
GNMA Fund—Admiral Shares	1,000.00	1,024.30	0.50
Long-Term Treasury Fund—Investor Shares	$1,000.00	$1,023.55	$1.25
Long-Term Treasury Fund—Admiral Shares	1,000.00	1,024.35	0.45

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Short-Term Treasury Fund, 0.23% for Investor Shares and 0.09% for Admiral Shares; for the Short-Term Federal Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Inflation-Protected Securities Fund, 0.20% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares; for the Intermediate-Term Treasury Fund, 0.25% for Investor Shares and 0.09% for Admiral Shares; for the GNMA Fund, 0.20% for Investor Shares and 0.10% for Admiral Shares; and for the Long-Term Treasury Fund, 0.25% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds, Vanguard Short-Term Federal Fund, and Vanguard Inflation-Protected Securities Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. The board also has renewed the investment advisory agreement between Vanguard GNMA Fund and Wellington Management Company, LLP. The board determined that renewing each fund’s advisory arrangement was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of continuing to retain Vanguard and Wellington Management as the advisors to the funds, particularly in light of the nature, extent, and quality of services they have provided. The board considered the quality of investment management to the funds over both the short and long term and the organizational depth and stability of the firms. The board noted that Vanguard and Wellington Management have been the funds’ advisors since the funds’ inceptions and that the portfolio management teams employ disciplined investment processes and have considerable experience.

The board concluded that the advisors’ experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections, which also include information about the advisory fee expenses.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The board did not consider profitability of Wellington Management in determining whether to approve the advisory fee for the GNMA Fund, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that with regard to Vanguard Short-Term, Intermediate-Term, and Long-Term Treasury Funds, Vanguard Short-Term Federal Fund, and Vanguard Inflation-Protected Securities Fund, the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board also concluded that shareholders in Vanguard GNMA Fund benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
147 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with Vanguard, and the
ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by calling
with the offering of shares of any Vanguard	Vanguard at 800-662-2739. They are also available from
fund only if preceded or accompanied by	the SEC’s website, www.sec.gov. In addition, you may
the fund’s current prospectus.	obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q322 092007

Vanguard® Corporate Bond Funds

> Semiannual Report

July 31, 2007

Vanguard Short-Term Investment-Grade Fund

Vanguard Intermediate-Term Investment-Grade Fund

Vanguard Long-Term Investment-Grade Fund

Vanguard High-Yield Corporate Fund

>  For the six months ended July 31, 2007, the Investor Shares of the Vanguard Corporate Bond Funds posted returns that ranged from –2.2% for the High-Yield Corporate Fund to 2.5% for the Short-Term Investment-Grade Fund.

>  Three of the funds surpassed the returns of their index benchmarks; the High-Yield Corporate Fund lagged slightly.

>  Bond yields rose across the maturity spectrum, with intermediate- and long-term yields rising most.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisors’ Reports	8
Short-Term Investment-Grade Fund	14
Intermediate-Term Investment-Grade Fund	32
Long-Term Investment-Grade Fund	48
High-Yield Corporate Fund	61
About Your Fund’s Expenses	74
Trustees Approve Advisory Arrangements	76
Glossary	78

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended July 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Short-Term Investment-Grade Fund
Investor Shares	VFSTX	2.5%
Admiral™ Shares[1]	VFSUX	2.6
Institutional Shares[2]	VFSIX	2.6
Lehman 1–5 Year U.S. Credit Index		2.4
Average 1–5 Year Investment Grade Debt Fund[3]		1.9

Vanguard Intermediate-Term Investment-Grade Fund
Investor Shares	VFICX	1.7%
Admiral Shares[1]	VFIDX	1.8
Lehman 5–10 Year U.S. Credit Index		0.9
Average Intermediate Investment Grade Debt Fund[3]		1.2

Vanguard Long-Term Investment-Grade Fund
Investor Shares	VWESX	–0.1%
Admiral Shares[1]	VWETX	–0.1
Lehman U.S. Long Credit A or Better Index		–0.7
Average Corporate A-Rated Debt Fund[3]		1.2

Vanguard High-Yield Corporate Fund
Investor Shares	VWEHX	–2.2%
Admiral Shares[1]	VWEAX	–2.1
Lehman U.S. Corporate High Yield Index		–1.9
Average High-Current-Yield Fund[3]		–1.4

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  This class of shares also carries low expenses and is available for a minimum investment of $50 million.

3  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

The U.S. corporate bond market was rather unsettled in the six months ended July 31, 2007, as investors confronted an uncertain inflation outlook and turmoil in the subprime mortgage market. Against this backdrop, the Vanguard Corporate Bond Funds’ Investor Shares posted returns ranging from –2.2% for the High-Yield Corporate Fund to 2.5% for the Short-Term Investment-Grade Fund. (Total return consists of the change in share price plus reinvested income and capital gains distributions.)

The yields of all four funds increased during the period. For Investor Shares, the yield of the Short-Term Fund rose 15 basis points (0.15 percentage point) to 5.19%; the yield of the Intermediate-Term Fund rose 22 basis points to 5.55%; the yield of the Long-Term Fund rose 32 basis points to 6.07%; and that of the High-Yield Fund rose 103 basis points to 8.14%.

For bonds, a return to a more typical yield curve

As investors sought a safe haven from some of the financial markets’ riskier precincts, including bonds backed by mortgage loans made to borrowers with poor credit ratings, U.S. Treasury bond prices rose slightly and yields fell. The declines in yield were most pronounced among Treasury securities with maturities of less than 5 years.

These interest rate dynamics helped restore the Treasury yield curve—which illustrates the relationship between short-and long-term bond yields—to its typical, upward-sloping pattern. At the start of the period, the curve had been mildly inverted. The broad taxable bond market returned 1.9% for the half-year. Tax-exempt municipal securities returned a bit less.

For the U.S. stock market, a nervous finish to the half-year

U.S. stocks produced modest returns for the past six months, as a downturn at the end of the period erased most of the gains recorded earlier. The market stumbled as trouble with low-quality mortgage loans and related securities amplified investors’ risk-aversion.

The broad U.S. stock market returned 1.9% for the fiscal half-year. Large-capitalization stocks bested small-caps, and growth-oriented stocks outperformed their value-oriented counterparts. International stock markets sidestepped most of the U.S. turmoil, generating excellent six-month returns.

2

Market Barometer
	Total Returns
	Periods Ended July 31, 2007
	Six Months	One Year	Five Years[1]
Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.9%	5.6%	4.4%
Lehman Municipal Bond Index	1.2	4.3	4.5
Citigroup 3-Month Treasury Bill Index	2.5	5.1	2.7

Stocks
Russell 1000 Index (Large-caps)	1.9%	16.5%	12.3%
Russell 2000 Index (Small-caps)	–2.5	12.1	16.0
Dow Jones Wilshire 5000 Index (Entire market)	1.9	16.8	13.1
MSCI All Country World Index ex USA (International)	11.8	28.5	22.3

CPI
Consumer Price Index	2.9%	2.4%	3.0%

1  Annualized.

3

Rising yields drove prices lower, crimping the funds’ returns

Although yields of shorter-term corporate bonds rose modestly over the six months, the increases were more significant for long-term and high-yield bonds. During periods of rising interest rates, the prices of bond funds with shorter average durations (a measure of sensitivity to changes in rates) typically hold up better than those of longer-duration funds, a reality that was reflected in the pattern of our funds’ returns for the half-year.

To dampen the sensitivity of the Short-Term and Intermediate-Term Funds’ prices to changes in interest rates, Vanguard’s Fixed Income Group kept the funds’ durations at the shorter end of their typical ranges for most of the period. As a result, the Short-Term Investment-Grade Fund’s return of 2.5% for Investor Shares was a fraction better than that of its benchmark and roughly half a percentage point above the average result for its peer group. The Intermediate-Term Investment-Grade Fund, with an Investor Shares return of 1.7%, surpassed its benchmark’s result by 0.8 percentage point and its peer average by half a percentage point. Both funds also benefited from modest commitments of assets to U.S. Treasury securities, which are not included in the benchmark indexes, but which outperformed corporate issues of comparable maturities.

Annualized Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Institutional	Peer
	Shares	Shares	Shares	Group
Short-Term Investment-Grade Fund	0.20%	0.09%	0.07%	0.94%
Intermediate-Term Investment-Grade Fund	0.20	0.09	—	0.96
Long-Term Investment-Grade Fund	0.23	0.12	—	1.14
High-Yield Corporate Fund	0.25	0.12	—	1.28

1  Fund expense ratios reflect the six months ended ended July 31, 2007. Peer groups are: for the Short-Term Investment-Grade Fund, the Average 1–5 Year Investment Grade Debt Fund; for the Intermediate-Term Investment-Grade Fund, the Average Intermediate Investment Grade Debt Fund; for the Long-Term Investment-Grade Fund, the Average Corporate A-Rated Debt Fund; and for the High-Yield Corporate Fund, the Average High-Current-Yield Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

The Long-Term Investment-Grade Fund’s return of –0.1% for Investor Shares was roughly half a percentage point better than the result for its benchmark, but lagged the peer-group average by more than 1 percentage point. Because of their longer durations, long-term bond prices have much more volatile reactions to rising yields. Wellington Management Company, LLP, the fund’s advisor, boosted the fund’s duration over the six months to roughly match that of the benchmark. The advisor made this move in the belief that interest rates would remain fairly stable in the short run.

The High-Yield Corporate Fund’s Investor Shares had a –2.2% return, trailing the return of the fund’s market benchmark by a fraction and the average for its competitive group by roughly 1 percentage point. The fund’s relatively weak showing was not surprising, given its bias toward the higher-quality segment of the below-investment-grade market. During the fiscal half-year, the lowest-quality bonds in this market turned in some of the best results. The fund also had far less exposure than did its benchmark index to the bonds of General Motors and Ford, both of which performed well.

4

Yields and Returns

			Components of Total Returns
	SEC 30-Day Annualized		12 Months Ended July 31, 2007
	Yields on July 31,		Capital	Income	Total
Bond Fund	2006	2007	Return	Return	Return
Short-Term Investment-Grade
Investor Shares	5.16%	5.19%	0.76%	4.90%	5.66%
Admiral Shares	5.27	5.30	0.76	5.01	5.77
Institutional Shares	5.30	5.33	0.76	5.04	5.80
Intermediate-Term Investment-Grade
Investor Shares	5.64%	5.55%	0.74%	5.28%	6.02%
Admiral Shares	5.75	5.66	0.74	5.39	6.13
Long-Term Investment-Grade
Investor Shares	6.06%	6.07%	0.00%	5.85%	5.85%
Admiral Shares	6.19	6.16	0.00	5.98	5.98
High-Yield Corporate
Investor Shares	7.55%	8.14%	–2.65%	7.25%	4.60%
Admiral Shares	7.68	8.27	–2.65	7.38	4.73

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Six-month results for a bond fund provide an incomplete perspective on performance, because the total returns include the full impact of any price changes but only a half-year’s worth of interest income. To provide a more meaningful perspective, we present the 12-month returns for each fund in the table on page 5.

Bonds can play an important role in a well-planned portfolio

As the past six months demonstrated, numerous economic factors can influence the directions of the stock and bond markets. The developing subprime mortgage crisis, a weak housing market, and inflationary pressures have prompted many investors to question whether their portfolios are positioned to withstand the challenges.

If you have devised a carefully thought-out portfolio that includes the mix of stocks, bonds, and cash investments best suited to your specific needs and goals, there should be little reason to tinker with your portfolio in response to short-term market disruptions. It’s important to keep in mind that a key role of bond funds in such a balanced plan is to serve as a buffer against stock market volatility. As a source of relatively stable income combined with lower variability in principal, bonds can help your portfolio weather rough seas.

For investors seeking stability, high credit quality, and income, we believe a low-cost Vanguard Corporate Bond Fund can be a smart choice.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

August 14, 2007

6

Your Fund’s Performance at a Glance
January 31, 2007–July 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Short-Term Investment-Grade Fund
Investor Shares	$10.54	$10.55	$0.255	$0.000
Admiral Shares	10.54	10.55	0.260	0.000
Institutional Shares	10.54	10.55	0.262	0.000
Intermediate-Term Investment-Grade Fund
Investor Shares	$9.66	$9.58	$0.247	$0.000
Admiral Shares	9.66	9.58	0.252	0.000
Long-Term Investment-Grade Fund
Investor Shares	$9.15	$8.88	$0.260	$0.000
Admiral Shares	9.15	8.88	0.265	0.000
High-Yield Corporate Fund
Investor Shares	$6.22	$5.87	$0.223	$0.000
Admiral Shares	6.22	5.87	0.227	0.000

7

Advisor’s Report

For the Short- and Intermediate-Term Investment-Grade Funds

During the six months ended July 31, 2007, the Investor Shares of the Short-Term Investment-Grade Bond Fund returned 2.5%, and the Admiral and Institutional Shares each returned 2.6%. The Investor Shares of the Intermediate-Term Investment-Grade Fund returned 1.7%, and the fund’s Admiral Shares returned 1.8%. Both funds outperformed their benchmarks for the fiscal half year.

The investment environment

The U.S. economy cooled during the semiannual period, although consumer spending held up reasonably well as wages began to move higher and unemployment remained low. The manufacturing sector benefited from robust global demand for U.S. exports. The service sector also enjoyed solid growth.

These strengths were partially offset by high energy prices, rising short-term interest rates, and most notably the slumping housing market. Over the 12 months through July 31, in fact, the highly cyclical homebuilding and auto production industries, which together account for roughly 9% of the nation’s output, subtracted approximately 1 percentage point from economic growth. As our fiscal half-year ended, the consensus among economic forecasters was that weakness in the housing market would continue to restrain economic growth in the months ahead.

After a sharp decline at the end of 2006, inflation accelerated during the past six months, reflecting rising food and energy prices. The core inflation rate, which excludes food and energy prices, was more subdued. Throughout the period, the Federal Reserve Board left its target for short-term interest rates unchanged at 5.25%. Fed officials noted in August 2007 (after the close of our fiscal half-year) that their “predominant concern” was that inflation “will fail to moderate as expected.”

The Fed’s long-term outlook is more sanguine. Fed officials have stressed that long-run inflation expectations, as reflected in the difference between the yields of conventional and inflation-protected Treasury securities, have remained fairly “contained.” Consensus expectations are for a modest and gradual deceleration toward 2% in core inflation, as reflected in the Consumer Price Index.

The U.S. bond market

In one form or another, the housing market has continued to be the key driver of interest rates. Treasury yields began to drift higher toward the end of calendar 2006, as the economy seemed to be gathering steam. The housing market subsequently deteriorated, however, and problems with subprime mortgage loans reverberated through the fixed income markets, boosting Treasury prices and driving down yields, particularly among short-term securities.

The result was a steepening of the yield curve. The spread between the yields of 2-year and 30-year Treasuries, which had been as low as 11 basis points (0.11 percentage point) in November 2006—at which point the 2-year’s yield was actually higher (a yield-curve inversion)—widened to 36 basis points, with the long bond at the higher end, by July 31.

In this unsettled environment, Treasuries outperformed mortgage-backed securities, corporate bonds, and other so-called “spread” products, reflecting a flight to quality by investors. Bonds from the finance sector were hit hardest.

8

Management of the funds

Both funds topped the results for their benchmark indexes and the average returns of their peer groups during the past six months.

The Short-Term Investment-Grade Fund benefited from modest tactical changes in its average duration (a measure of interest rate sensitivity) and from security selection, particularly among preferred stocks and the subordinated structures of high-quality financial institutions. The same factors explain the Intermediate-Term Investment-Grade Fund’s outperformance relative to its benchmarks.

At the end of the period, the average duration of both funds was within the “neutral” band of their typical ranges, reflecting our view that the Fed is unlikely to change its interest rate target in the near term unless the liquidity situation in the markets becomes more severe.

Robert F. Auwaerter, Principal

Vanguard Fixed Income Group

August 17, 2007

Yields of U.S. Treasury Securities
	January 31,	July 31,	Change
Maturity	2007	2007	(basis points)[1]
2 years	4.93%	4.56%	–37
3 years	4.86	4.54	–32
5 years	4.82	4.60	–22
10 years	4.82	4.77	–5
30 years	4.92	4.92	0

1  One basis point equals 1/100 of a percentage point. Source: Vanguard.

9

Advisor’s Report

For the Long-Term Investment-Grade and High-Yield Corporate Funds

During the six months ended July 31, 2007, the Investor Shares of Vanguard Long-Term Investment-Grade Fund returned –0.1%, while those of Vanguard High-Yield Corporate Fund returned –2.2%. The funds’ Admiral Shares returned –0.1% and –2.1%, respectively.

Long-Term Investment-Grade Fund: The investment environment

The abundant liquidity that had been available to private-equity firms to buy up companies, as well as the increased willingness of corporate managements to use a variety of leverage strategies to increase their stock prices, have nearly evaporated. This sudden change should have created a stronger environment for investment-grade corporate bonds. Instead, other factors have developed to offset the shift, and risk premiums have widened. Financial companies that may have made loans to highly leveraged borrowers have seen their bonds punished in the investment-grade market. As the yields on these bonds have increased, debt securities of other corporate issuers have followed suit.

At the same time, nominal interest rates on Treasuries have remained within a narrow range, and corporate profits have continued to be robust. The underpinnings are in place to help counter the negative factors spreading throughout the corporate bond market. The ability of issuers to service their debt remains very strong.

This fundamental cash-generating ability should prevent investors from fleeing the investment-grade corporate bond market.

The yield advantage of corporate bonds over Treasuries generally depends on the economy, liquidity conditions, and the willingness of creditors to take on risk. As we write, the economy is still growing and the Federal Reserve is not restricting credit. The major change is the reduction in liquidity caused by investors’ growing aversion to risk. This risk-aversion is overwhelming the other two factors, which are positive. However, the wholesale flight to quality could reverse itself reasonably quickly, unless holders of corporate bonds have to liquidate for a variety of reasons.

Our current approach to the widening in risk premiums is to buy the securities of some strong financial institutions that can comfortably withstand the temporary buffeting of the market. We are also looking for companies that have been trading cheaply as they had been candidates for leveraged buyouts. These types of leveraging transactions should be vastly reduced going forward. This should also cause a scaling back of risk premiums.

The bond market is not currently debating the direction of Federal Reserve interest rate policy, as it was six months ago. Yields of 30-year Treasuries are virtually unchanged from that time, and short rates are marginally lower. For market participants, the emphasis is almost exclusively on exposure to subprime mortgages and the effects on hedge funds and financial institutions. The Long-Term Investment-Grade Fund does not own any collateral debt obligations backed by subprime mortgages, nor does it own any mortgage-backed securities.

10

Successes

The fund had shifted new purchases toward utilities and toward corporate issues not subject to event risk. This strategy, along with an underweighting in bonds issued by brokers, helped our relative performance. The fund was fortunate not to own any securities that were downgraded to non-investment-grade status because of attempts to boost a company’s stock price or because of deteriorating credit fundamentals. The fund’s performance over the past six months exceeded that of the benchmark index.

Shortfalls

Because credit spreads and long rates have risen this year, the fund should have had a shorter duration; such positioning would have mitigated some of the damage to market value.

Positioning

The fund’s position in bonds with excellent call protection should contribute to income stability. The major risk to the fund, given its long duration and maturity, is a rise in long-term interest rates and widening of risk premiums. We anticipate that inflation expectations will stay contained in the coming quarters, as investors remain confident in the Federal Reserve and its inflation-fighting vigilance. Our bias is toward lengthening duration marginally, since the markets are in such a state of unease about subprime mortgages and their potentially contagious effects on financial institutions. We do not expect the Federal Reserve to raise rates in the foreseeable future.

The fund generally purchases bonds of large, well-established companies with stable operating histories. We do not own foreign bonds denominated in non-U.S. currencies.

High-Yield Corporate Fund: The investment environment

The environment for high-yield bonds is in the midst of substantial change. The high-yield market has undergone a dramatic correction, triggered by a contraction of liquidity. Lenders have pulled back because of fears based on subprime mortgage delinquencies, the failure of several large hedge funds, and negative credit comments from banks. At the same time, a large supply of bonds associated with already-announced leveraged buyouts looms over the market. These factors have caused the prices of high-yield bonds to decline significantly and their associated risk premiums to rise.

The spread of the high-yield market over the 10-year Treasury was 441 basis points (4.41 percentage points) at the end of July, a widening of 165 basis points since the end of January. Over that period, the yield on the 10-year Treasury declined slightly to about 4.7%, while the figure for the high-yield market rose from 7.6% to 9.1%. The spread is now approaching the long-term average of 512 basis points, and Moody’s recently increased its projected U.S. default rate for the 12 months ending July 31, 2008, to 4%, compared with a default rate of 2% for calendar year 2007.

11

The high-yield market, which not long ago was on pace for a record year in issuance, is now essentially frozen. Through the end of June, new issuance had outpaced the year-earlier level by more than $37 billion, a 50% increase. This rise was fueled by corporate restructuring (mergers and acquisitions, leveraged buyouts, recap-italizations); as of June 30, issuance specifically tied to restructurings was up $22 billion over the year-earlier period, a 100% increase. Then things changed. The most recent high-yield bond offerings have had excessively leveraged capital structures with little or no free cash flow. Many of these offerings failed to close, a clear pronouncement of the market’s rejection of poor deal quality and weak covenants. These types of investments are ones that the High-Yield Corporate Fund has historically avoided and will continue to avoid.

The supply-and-demand dynamic in the high-yield bond market is largely mirrored in the leveraged-loan market. Leveraged loans are generally secured loans that are senior to unsecured high-yield bonds. The leveraged-loan market had record-breaking new issuance through June, but by the end of July this market, too, was closed. As of June 30, leveraged-loan issuance had outpaced the year-earlier level by $140 billion, an increase of 55%. Over the same six-month period, the ratio of leveraged-loan issuance to high-yield bond issuance was 2.7, compared with 2.2 a year earlier and 1.7 in 2005. This number bears watching, as a higher ratio implies more subordination for high-yield bondholders and the potential for lower recovery values in the event of default. Yield spreads in the leveraged-loan market have increased significantly.

Within the high-yield market, bond performance over the fiscal half-year was mixed, as measured by credit quality. BB-rated bonds, the highest-rated securities within the below-investment-grade market, returned –1.9%; B-rated bonds returned –1.4%; and CCC-rated bonds returned –2.7%. However, for the month of July, when a majority of the market’s correction occurred, BB-rated bonds returned –2.7%, while B-rated and CCC-rated bonds returned –3.3% and –5.6%, respectively.

Indeed, the recent correction can be viewed as part of a necessary cycle of risk repricing. After four years of very strong demand for high-yield bonds, yields had become too low and too compressed, and covenants had become too few and too loose. Over this period, the High-Yield Corporate Fund underperformed, because it avoids the lower-quality segment of the market as a matter of philosophy. We were surprised by how long spreads stayed narrow and compressed, but we are now encouraged by the higher risk premiums that buyers have begun to demand for bonds of lower credit quality.

12

We continue to maintain a higher-quality bias, as we believe this strategy has rewarded investors over the long term. Although BB-rated bonds offer less compensation than lower-rated bonds currently, their spreads are closer to long-term averages. As the fiscal half-year ended, BB-rated bonds carried a spread of 326 basis points against Treasuries, while B-rated and CCC-rated bonds carried spreads of 432 basis points and 652 basis points, respectively. BB-rated bond spreads are 58 basis points inside of their ten-year average, while B-rated and CCC-rated bonds are 104 and 425 basis points inside their long term averages, respectively.

Successes

There were no defaults in the fund during the last six months. Our investment style and approach remained consistent, which prevented the fund from buying structured products collateralized by subprime borrowers.

Shortfalls

The fund has a meaningful weighting in relatively higher-quality securities from issuers with more consistent businesses and greater predictability of cash flows than those at the lowest end of the quality spectrum. Over the six-month period, the fund underperformed slightly, as higher-quality bonds only recently began to outperform.

Positioning

The fund is consistent in its investment objective and strategy. Our higher-quality bias reflects the higher credit hurdle that issuers must clear to be accepted into the portfolio. We accept lower yields but expect fewer defaults and better total return than the market provides over a long period of time. For 2007 and beyond, we expect defaults to stay low but to rise modestly, reflecting the abundance of low-quality issuance in the past three years. We will continue striving to minimize credit mistakes while remaining positioned to capture the beneficial effects of a healthy economy.

Our strategy is to diversify the portfolio’s holdings by issuer and by industry as we seek to mitigate the risk of capital erosion and the effects of credit mistakes. We tend to avoid non-cash-paying securities, preferred stocks, and equity-linked securities such as convertibles, because of the potential volatility of these instruments.

Earl E. McEvoy, Senior Vice President and

Portfolio Manager

Wellington Management Company, LLP

August 20, 2007

13

Short-Term Investment-Grade Fund

Short-Term Investment-Grade Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	741	1,160	8,956
Yield		—	—
Investor Shares	5.2%
Admiral Shares	5.3%
Institutional Shares	5.3%
Yield to Maturity	5.4%[3]	5.5%	5.6%
Average Coupon	5.3%	5.8%	5.4%
Average Effective
Maturity	3.1 years	3.1 years	7.3 years
Average Quality[4]	Aa2	A1	Aa1
Average Duration	2.2 years	2.8 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.20%[5]
Admiral Shares	0.09%[5]
Institutional Shares	0.07%[5]
Short-Term Reserves	1%	—	—

Volatility Measures
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.82
Beta	0.69	0.40

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	20%
Finance	32
Foreign	1
Government Mortgage-Backed	4
Industrial	19
Treasury/Agency	19
Utilities	4
Short-Term Reserves	1%

14

Short-Term Investment-Grade Fund

Distribution by Credit Quality[4] (% of portfolio)

Aaa	47%
Aa	20
A	19
Baa	13
Ba	1

Distribution by Maturity (% of portfolio)

Under 1 Year	21%
1–3 Years	49
3–5 Years	21
Over 5 Years	9

Investment Focus

1  Lehman 1–5 Year U.S. Credit Index.

2  Lehman Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  The agency and mortgage-backed sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government. For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

15

Short-Term Investment-Grade Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	1.1%	6.4%	7.5%	8.0%
1999	–0.1	6.3	6.2	7.1
2000	–3.4	6.2	2.8	1.5
2001	2.6	7.1	9.7	10.7
2002	0.6	6.3	6.9	8.3
2003	–0.4	5.4	5.0	8.7
2004	0.3	4.0	4.3	5.6
2005	–1.7	3.4	1.7	1.9
2006	–1.2	3.6	2.4	1.5
2007	0.4	4.6	5.0	4.7
2008[2]	0.1	2.4	2.5	2.4

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	10/29/1982	5.73%	3.84%	–0.19%	5.27%	5.08%
Admiral Shares	2/12/2001	5.84	3.93	–0.31[4]	4.66[4]	4.35[4]
Institutional Shares	9/30/1997	5.87	3.97	–0.27[4]	5.37[4]	5.10[4]

1  Lehman 1–5 Year U.S. Credit Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 23–25 for dividend and capital gains information.

16

Short-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of July 31, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Note	3.875%	9/15/10	275,000	269,673	1.4%
U.S. Treasury Note	3.625%	1/15/10	275,000	269,112	1.4%
U.S. Treasury Note	3.500%	2/15/10	190,000	185,191	1.0%
U.S. Treasury Note	3.875%	5/15/10	140,000	137,572	0.7%
U.S. Treasury Note	4.250%	10/15/10	126,300	125,175	0.7%
U.S. Treasury Note	4.000%	4/15/10	107,200	105,726	0.6%
U.S. Treasury Note	4.500%	5/15/10	100,000	99,875	0.5%
U.S. Treasury Note	3.375%	9/15/09	97,780	95,442	0.5%
U.S. Treasury Note	4.875%	8/15/09	90,000	90,507	0.5%
U.S. Treasury Note	3.375%	10/15/09	70,000	68,294	0.3%
U.S. Treasury Note	3.625%–4.625%	11/15/08–6/15/10	49,708	49,489	0.2%
				1,496,056	7.8%
Mortgage-Backed Securities
Conventional Mortgage-Backed Securities
[1,2] Federal Home Loan
Mortgage Corp.	6.000%–7.000%	1/1/09–4/1/17	17,554	17,703	0.1%
[1,2] Federal National
Mortgage Assn.	5.500%	8/1/22	59,300	58,559	0.3%
[1,2] Federal National
Mortgage Assn.	4.500%–7.500%	10/1/11–8/1/22	168,674	164,443	0.9%
Nonconventional Mortgage-Backed Securities
[1,2] Federal Home Loan
Mortgage Corp.	3.666%–7.059%	5/15/18–8/1/33	210,311	209,631	1.1%
[1,2] Federal National
Mortgage Assn.	3.000%–7.089%	8/25/27–10/1/33	346,594	344,827	1.8%
				795,163	4.2%
Total U.S. Government and Agency Obligations (Cost $2,291,799)				2,291,219	12.0%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities

17

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3] BA Covered Bond Issuer		5.500%	6/14/12	36,600	36,435	0.2%
[2,3,4] BMW Floorplan
Master Owner Trust		5.320%	9/17/11	107,500	107,477	0.6%
[2]	Banc of America
	Funding Corp.	5.603%	9/20/46	76,537	76,713	0.4%
[2]	Banc of America
	Mortgage Securities	3.419%–4.879%	9/25/32–2/25/34	23,370	23,517	0.1%
[2]	Bank of America
	Credit Card Trust	4.720%	5/15/13	70,200	69,249	0.4%
[2]	Bear Stearns Adjustable Rate
	Mortgage Trust	5.814%	10/25/36	85,482	86,012	0.5%
[2]	Bear Stearns Adjustable Rate
	Mortgage Trust	5.487%	5/25/47	65,628	64,647	0.3%
[2]	Chase Manhattan Auto
	Owner Trust	5.340%	7/15/10	62,600	62,678	0.3%
[2]	First Horizon Mortgage
	Pass-Through Trust	5.505%	1/25/37	81,138	81,185	0.4%
[2]	Honda Auto Receivables
	Owner Trust	5.100%	3/18/11	58,700	58,776	0.3%
[2]	JPMorgan Mortgage Trust	5.300%	7/25/35	87,891	87,136	0.5%
[2,3,4]	Kildare Securities Ltd.	5.420%	12/10/43	58,600	58,547	0.3%
[2]	Morgan Stanley Capital I	5.804%	6/11/42	81,050	81,303	0.4%
[2,4]	National City Credit Card
	Master Trust	5.370%	8/15/12	57,400	57,469	0.3%
[2,3,4]	Nordstrom Private Label
	Credit Card Master Trust	5.380%	5/15/15	93,000	92,999	0.5%
[2]	Residential Funding
	Mortgage Securities I	5.864%	8/25/36	62,127	62,556	0.3%
[2]	Sequoia Mortgage Trust	5.654%	9/20/46	80,079	80,080	0.4%
[2]	Wells Fargo Mortgage Backed
	Securities Trust	5.644%	10/25/36	77,919	77,536	0.4%
†	Other—Asset-Backed/Commercial
	Mortgage-Backed Securities				3,031,665	15.9%
					4,295,980	22.5%
Finance
	Banking
[4]	Allied Irish Banks	5.345%	8/3/07	63,495	63,495	0.3%
[3,4]	BBVA US Senior

18

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	S.A. Unipersonal	5.430%	4/17/09	117,500	117,535	0.6%
[2]	Bank of America
	Capital Trust XIV	5.630%	12/31/49	105,428	99,625	0.5%
	Bank of America Corp.	5.360%–5.455%	2/27/09–8/15/11	102,239	102,251	0.6%
[4]	Bank of Ireland	5.410%	12/18/09	61,800	61,852	0.3%
[4]	Bank of Nova Scotia	5.360%	3/28/08	94,000	94,008	0.5%
[4]	Citigroup, Inc.	5.500%	6/9/09	81,000	81,183	0.4%
[3,4]	Credit Agricole	5.410%	5/28/10	93,750	93,747	0.5%
[3,4]	DnB NOR Bank ASA	5.430%	10/13/09	60,900	60,924	0.3%
	FleetBoston Financial Corp.	7.375%	12/1/09	5,000	5,219	0.0%
	Golden West Financial Corp.	4.125%	8/15/07	10,975	10,969	0.1%
3,4^	HBOS Treasury Services PLC	5.420%	12/8/10	89,800	89,796	0.5%
	HSBC Bank PLC	6.950%	3/15/11	4,800	5,066	0.0%
	HSBC Bank USA	3.875%–5.490%	9/15/09–12/14/09	77,000	76,085	0.4%
	MBNA Corp.	5.625%–5.786%	11/30/07–5/5/08	21,325	21,384	0.1%
	Republic New York Corp.	5.875%	10/15/08	9,934	10,008	0.1%
	Royal Bank of Canada	5.290%	2/2/09	114,300	114,489	0.6%
	[3,4] Royal Bank of
	Scotland Group PLC	5.410%	7/21/08	97,700	97,745	0.5%
	[3,4] Santander U.S. Debt,
	S.A. Unipersonal	5.420%	11/20/09	119,400	119,395	0.6%
	[2] Wachovia Capital Trust III	5.800%	12/31/49	27,485	26,463	0.1%
	Wachovia Corp.	5.300%–6.375%	10/28/08–10/15/11	167,300	168,048	0.9%
	[4] Wells Fargo & Co.	5.420%	9/28/07	86,800	86,809	0.5%
	Wells Fargo & Co.	3.750%–5.250%	10/15/07–1/15/10	89,300	87,912	0.5%
	Wells Fargo Bank NA	6.450%	2/1/11	23,800	24,528	0.1%
	Western Financial Bank	9.625%	5/15/12	5,610	5,989	0.0%
	[4] Zions Bancorp.	5.480%	4/15/08	65,700	65,698	0.3%
	† Other—Banking				1,915,301	10.1%
	Brokerage
	[2] Goldman Sachs Capital II	5.793%	6/1/49	19,430	18,310	0.1%
	Goldman Sachs Group, Inc.	5.440%–5.690%	7/23/09–1/15/17	136,215	135,898	0.7%
	Lehman Brothers
	Holdings, Inc.	5.750%	7/18/11	69,400	69,263	0.4%
	[4] Morgan Stanley Dean Witter	5.640%	1/15/10	100,900	101,294	0.5%
	† Other—Brokerage				438,233	2.3%
	Finance Companies
	American General
	Finance Corp.	3.875%–5.480%	8/16/07–5/15/10	137,250	135,650	0.7%
	General Electric
	Capital Corp.	3.500%–5.875%	8/15/07–3/3/12	229,416	226,163	1.2%
	[2] HSBC Finance
	Capital Trust IX	5.911%	11/30/15	5,000	4,832	0.0%
	HSBC Finance Corp.	4.125%–5.250%	11/16/09–1/14/11	98,975	96,920	0.5%
	International Lease
	Finance Corp.	4.750%–6.375%	3/15/09–5/1/12	76,150	76,002	0.4%
	† Other—Finance Companies				427,922	2.3%

19

Short-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Insurance
	Chubb Corp.	5.472%	8/16/08	97,900	98,134	0.5%
[3,4]	MassMutual Global Funding II	5.425%	4/21/11	117,100	116,862	0.6%
† 5	Other—Insurance				778,715	4.1%
	Real Estate Investment Trusts
	Arden Realty LP	5.200%	9/1/11	7,700	7,629	0.0%
†	Other—Real Estate
	Investment Trusts				251,639	1.4%
					6,688,990	35.1%
Industrial
†	Basic Industry				71,910	0.4%
	Capital Goods
[4]	Caterpillar Financial
	Services Corp.	5.408%	8/11/09	74,100	74,113	0.4%
†	Other—Capital Goods				480,074	2.5%
	Communication
	Telefonos de Mexico SA	4.500%	11/19/08	58,830	57,653	0.3%
†	Other—Communications				766,748	4.0%
	Consumer Cyclical
[4]	Paccar Financial Corp.	5.410%	5/17/10	70,325	70,452	0.4%
†	Other—Consumer Cyclical				796,551	4.2%
†	Consumer Noncyclical				751,073	4.0%
†	Energy				312,262	1.6%
	Technology
	International Business
	Machines Corp.	4.950%	3/22/11	73,300	72,300	0.4%
[4]	Oracle Corp.	5.420%	5/14/10	93,775	93,773	0.5%
†	Other—Technology				140,509	0.7%

20

Short-Term Investment-Grade Fund

			Market	Percentage
			Value•	of Net
			($000)	Assets
† Transportation			359,373	1.9%
† Industrial—Other			40,904	0.2%
			4,087,695	21.5%
Utilities
† Electric			750,853	4.0%
† Natural Gas			138,046	0.7%
			888,899	4.7%
Total Corporate Bonds (Cost $16,053,113)			15,961,564	83.8%
† Sovereign Bonds (U.S. Dollar-Denominated) (Cost $263,505)			261,772	1.4%
† Taxable Municipal Bonds (Cost $59,559)			59,480	0.3%

	Coupon	Shares
Preferred Stocks
[4] Bank of America Corp.	5.710%	736,360	18,085	0.1%
General Electric Capital Corp.	6.450%	300,000	7,503	0.0%
[4] Goldman Sachs Group, Inc.	6.027%	2,080,000	51,480	0.3%
† Other—Preferred Stocks			37,210	0.2%
Total Preferred Stocks (Cost $116,354)			114,278	0.6%
Temporary Cash Investments
[6] Vanguard Market Liquidity Fund, 5.302%		481,394,042	481,394	2.5%
[6]	Vanguard Market Liquidity Fund, 5.302%—Note F	2,040,000	2,040	0.0%
Total Temporary Cash Investments (Cost $483,434)			483,434	2.5%
Total Investments (Cost $19,267,764)			19,171,747	100.6%
Other Assets and Liabilities
Other Assets—Note B			241,739	1.3%
Liabilities—Note F			(367,053)	(1.9%)
			(125,314)	(0.6%)
Net Assets			19,046,433	100.0%

21

Short-Term Investment-Grade Fund

At July 31, 2007, net assets consisted of:[7]
Amount
($000)
Paid-in Capital	19,470,102
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(339,676)
Unrealized Appreciation (Depreciation)
Investment Securities	(96,017)
Futures Contracts	8,529
Swap Contracts	3,495
Net Assets	19,046,433

Investor Shares—Net Assets
Applicable to 1,041,199,154 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,979,866
Net Asset Value Per Share—Investor Shares	$10.55

Admiral Shares—Net Assets
Applicable to 724,959,801 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,644,995
Net Asset Value Per Share—Admiral Shares	$10.55

Institutional Shares—Net Assets
Applicable to 39,976,877 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	421,572
Net Asset Value Per Share—Institutional Shares	$10.55

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $2,830,111,000, representing 14.9% of net assets.

4  Adjustable-rate security.

5  Securities with a value of $17,173,000 have been segregated as initial margin for open futures contracts.

6  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

22

Short-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Dividends	3,474
Interest[1]	460,309
Security Lending	2
Total Income	463,785
Expenses
The Vanguard Group—Note B
Investment Advisory Services	805
Management and Administrative
Investor Shares	8,831
Admiral Shares	2,221
Institutional Shares	60
Marketing and Distribution
Investor Shares	1,321
Admiral Shares	806
Institutional Shares	51
Custodian Fees	104
Shareholders’ Reports
Investor Shares	121
Admiral Shares	12
Institutional Shares	—
Trustees’ Fees and Expenses	10
Total Expenses	14,342
Expenses Paid Indirectly—Note C	(104)
Net Expenses	14,238
Net Investment Income	449,547
Realized Net Gain (Loss)
Investment Securities Sold	(9,179)
Futures Contracts	(26,174)
Swap Contracts	(9,189)
Realized Net Gain (Loss)	(44,542)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,213
Futures Contracts	30,246
Swap Contracts	9,802
Change in Unrealized Appreciation (Depreciation)	41,261
Net Increase (Decrease) in Net Assets Resulting from Operations	446,266

1  Interest income from an affiliated company of the fund was $13,512,000.

23

Short-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	449,547	807,072
Realized Net Gain (Loss)	(44,542)	(26,377)
Change in Unrealized Appreciation (Depreciation)	41,261	74,399
Net Increase (Decrease) in Net Assets Resulting from Operations	446,266	855,094
Distributions
Net Investment Income
Investor Shares	(256,675)	(461,070)
Admiral Shares	(178,492)	(310,998)
Institutional Shares	(10,199)	(20,571)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(445,366)	(792,639)
Capital Share Transactions—Note G
Investor Shares	615,479	(86,791)
Admiral Shares	652,028	235,739
Institutional Shares	22,025	(118,667)
Net Increase (Decrease) from Capital Share Transactions	1,289,532	30,281
Total Increase (Decrease)	1,290,432	92,736
Net Assets
Beginning of Period	17,756,001	17,663,265
End of Period	19,046,433	17,756,001

24

Short-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.54	$10.50	$10.63	$10.81	$10.78	$10.82
Investment Operations
Net Investment Income	.257	.479	.389	.355	.415	.569
Net Realized and Unrealized Gain (Loss)
on Investments	.008	.031	(.135)	(.173)	.043	(.040)
Total from Investment Operations	.265	.510	.254	.182	.458	.529
Distributions
Dividends from Net Investment Income	(.255)	(.470)	(.384)	(.362)	(.428)	(.569)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.255)	(.470)	(.384)	(.362)	(.428)	(.569)
Net Asset Value, End of Period	$10.55	$10.54	$10.50	$10.63	$10.81	$10.78

Total Return[1]	2.53%	4.96%	2.44%	1.71%	4.31%	5.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,980	$10,364	$10,414	$13,049	$11,732	$8,828
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.21%	0.21%	0.18%	0.21%	0.23%
Ratio of Net Investment Income to
Average Net Assets	4.91%*	4.55%	3.68%	3.31%	3.80%	5.27%
Portfolio Turnover Rate	50%*	43%	31%	37%	43%	65%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

* Annualized.

25

Short-Term Investment-Grade Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.54	$10.50	$10.63	$10.81	$10.78	$10.82
Investment Operations
Net Investment Income	.262	.490	.400	.363	.423	.575
Net Realized and Unrealized Gain (Loss)
on Investments	.008	.031	(.135)	(.173)	.043	(.040)
Total from Investment Operations	.270	.521	.265	.190	.466	.535
Distributions
Dividends from Net Investment Income	(.260)	(.481)	(.395)	(.370)	(.436)	(.575)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.260)	(.481)	(.395)	(.370)	(.436)	(.575)
Net Asset Value, End of Period	$10.55	$10.54	$10.50	$10.63	$10.81	$10.78

Total Return	2.59%	5.07%	2.55%	1.79%	4.40%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,645	$6,993	$6,733	$4,254	$3,907	$2,732
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.11%	0.13%	0.17%
Ratio of Net Investment Income to
Average Net Assets	5.02%*	4.66%	3.79%	3.38%	3.87%	5.30%
Portfolio Turnover Rate	50%*	43%	31%	37%	43%	65%

*  Annualized.

26

Short-Term Investment-Grade Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.54	$10.50	$10.63	$10.81	$10.78	$10.82
Investment Operations
Net Investment Income	.264	.493	.404	.366	.427	.582
Net Realized and Unrealized Gain (Loss)
on Investments	.008	.031	(.135)	(.173)	.043	(.040)
Total from Investment Operations	.272	.524	.269	.193	.470	.542
Distributions
Dividends from Net Investment Income	(.262)	(.484)	(.399)	(.373)	(.440)	(.582)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.262)	(.484)	(.399)	(.373)	(.440)	(.582)
Net Asset Value, End of Period	$10.55	$10.54	$10.50	$10.63	$10.81	$10.78

Total Return	2.60%	5.11%	2.58%	1.81%	4.43%	5.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$422	$400	$517	$891	$849	$524
Ratio of Total Expenses to
Average Net Assets	0.07%*	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.04%*	4.69%	3.82%	3.41%	3.90%	5.39%
Portfolio Turnover Rate	50%*	43%	31%	37%	43%	65%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Short-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares, Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $50 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

28

Short-Term Investment-Grade Fund

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the counterparty requires the fund to take delivery upon the occurrence of a credit event (for credit default swaps), periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risks associated with credit default swaps are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund from the counterparty will be significantly less than the amount paid by the fund for such instrument, and that the debt instrument will be illiquid. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

29

Short-Term Investment-Grade Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $1,621,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $104,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $4,181,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $320,701,000 to offset future net capital gains of $12,313,000 through January 31, 2009, $191,725,000 through January 31, 2011, $29,567,000 through January 31, 2013, $49,839,000 through January 31, 2014, $31,981,000 through January 31, 2015, and $5,276,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $19,267,764,000. Net unrealized depreciation of investment securities for tax purposes was $96,017,000, consisting of unrealized gains of $34,573,000 on securities that had risen in value since their purchase and $130,590,000 in unrealized losses on securities that had fallen in value since their purchase.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
2-Year Treasury Note	9,283	1,902,435	7,360
5-Year Treasury Note	7,826	825,398	3,690
10-Year Treasury Note	(1,590)	170,801	(2,521)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

30

Short-Term Investment-Grade Fund

At July 31, 2007, the fund had the following open swap contracts:

Credit Default Swaps
					Unrealized
			Notional		Appreciation
	Termination		Amount	Premium	(Depreciation)
Reference Entity	Date	Dealer[1]	($000)	Received	($000)
Burlington Northern Santa Fe Corp.	6/20/12	DBS	18,400	0.400%	69
Goldman, Sachs & Co.	11/20/07	DBS	59,750	0.060%	(52)
Lehman Brothers Inc.	6/20/08	DBS	34,200	0.180%	(99)
Procter & Gamble Co.	9/20/08	DBS	111,800	0.120%	(38)
United Parcel Service	3/20/08	WB	94,670	0.070%	(7)
					(127)

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)	($000)
11/1/07	ABN	33,100	3.163%	(5.356%)[2]	(190)
12/28/07	LEH	14,700	4.897%	(5.360%)[2]	(31)
1/15/08	LEH	61,900	3.345%	(5.360%)[2]	(572)
3/28/08	LEH	94,000	4.758%	(5.320%)[3]	(356)
9/19/08	LEH	119,400	4.743%	(5.360%)[2]	(659)
4/17/09	LEH	117,500	5.637%	(5.360%)[2]	920
5/18/09	LEH	44,000	5.601%	(5.360%)[2]	346
6/2/09	WB	56,470	5.629%	(5.360%)[2]	481
6/2/09	DBS	40,850	3.765%	(5.360%)[2]	(966)
6/9/09	LEH	81,000	5.636%	(5.360%)[2]	713
6/18/09	LEH	34,200	5.039%	(5.360%)[2]	(52)
7/27/09	LEH	35,000	5.468%	(5.360%)[2]	238
8/8/09	LEH	98,750	5.039%	(5.356%)[2]	(153)
8/11/09	BS	74,100	5.062%	(5.358%)[2]	(64)
8/21/09	LEH	43,450	5.274%	(5.360%)[2]	138
8/25/09	LEH	16,160	5.628%	(5.360%)[2]	162
9/17/09	BS	70,000	5.183%	(5.320%)[3]	93
10/2/09	LEH	61,500	5.026%	(5.360%)[2]	(111)
10/13/09	LEH	60,900	5.052%	(5.360%)[2]	(82)
10/26/09	LEH	60,880	5.170%	(5.360%)[2]	67
11/16/09	BS	9,500	5.413%	(5.320%)[3]	59
11/20/09	LEH	119,400	4.979%	(5.360%)[2]	(370)

(Interest Rate Swaps table continued on next page)

31

Short-Term Investment-Grade Fund

Interest Rate Swaps (continued)
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)	($000)
12/9/09	LEH	18,900	5.414%	(5.360%)[2]	120
12/14/09	LEH	38,500	5.414%	(5.360%)[2]	246
12/17/09	LEH	23,500	5.413%	(5.360%)[2]	151
12/18/09	LEH	61,800	4.973%	(5.360%)[2]	(205)
12/23/09	LEH	49,750	5.045%	(5.360%)[2]	(86)
1/15/10	WB	100,900	5.416%	(5.360%)[2]	663
2/15/10	WB	75,000	5.468%	(5.320%)[3]	580
5/8/10	BS	101,310	5.268%	(5.346%)[2]	334
5/10/10	LEH	41,400	5.239%	(5.357%)[2]	114
5/15/10	BS	59,350	5.248%	(5.320%)[3]	166
5/18/10	BS	48,900	5.154%	(5.360%)[2]	30
5/21/10	LEH	204,275	5.262%	(5.355%)[2]	697
6/15/10	LEH	51,600	4.982%	(5.360%)[2]	(205)
6/15/10	BS	25,000	4.983%	(5.360%)[2]	(99)
6/28/10	LEH	15,700	5.413%	(5.360%)[2]	116
7/11/10	BS	37,500	5.195%	(5.320%)[3]	52
8/2/10	LEH	20,000	5.419%	(5.359%)[2]	153
8/15/10	LEH	41,500	5.418%	(5.360%)[2]	314
10/16/11	BS	24,450	5.030%	(5.360%)[2]	(180)
					2,572

Total Return Swaps
			Floating	Unrealized
		Notional	Interest	Appreciation
		Amount	Rate	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Paid[3]	($000)
Commercial Mortgage-Backed Securities Index
12/31/07	UBS	146,880	5.230%	1,050

1  ABN—ABN Amro Bank, N.V.

BS—Bear, Stearns Bank PLC

DBS—Deutsche Bank AG

LEH—Lehman Brothers Special Financing Inc.

UBS—UBS AG

WB—Wachovia Bank, N.A..

2  Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3  Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

32

Short-Term Investment-Grade Fund

E. During the six months ended July 31, 2007, the fund purchased $2,328,319,000 of investment securities and sold $2,456,708,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,837,768,000 and $1,524,071,000, respectively.

F. The market value of securities on loan to broker-dealers at July 31, 2007, was $2,000,000, for which the fund received cash collateral of $2,040,000.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,641,223	155,380	2,303,235	219,212
Issued in Lieu of Cash Distributions	235,799	22,307	419,693	39,942
Redeemed	(1,261,543)	(119,436)	(2,809,719)	(267,572)
Net Increase (Decrease)—Investor Shares	615,479	58,251	(86,791)	(8,418)
Admiral Shares
Issued	1,515,355	143,515	2,203,023	209,668
Issued in Lieu of Cash Distributions	151,511	14,334	260,597	24,799
Redeemed	(1,014,838)	(96,088)	(2,227,881)	(212,189)
Net Increase (Decrease)—Admiral Shares	652,028	61,761	235,739	22,278
Institutional Shares
Issued	38,155	3,614	76,400	7,267
Issued in Lieu of Cash Distributions	9,094	860	15,113	1,438
Redeemed	(25,224)	(2,391)	(210,180)	(20,021)
Net Increase (Decrease)—Institutional Shares	22,025	2,083	(118,667)	(11,316)

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

33

Intermediate-Term Investment-Grade Fund

Intermediate-Term Investment-Grade Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	564	1,131	8,956
Yield		—	—
Investor Shares	5.6%
Admiral Shares	5.7%
Yield to Maturity	5.6%[3]	6.0%	5.6%
Average Coupon	5.6%	5.6%	5.4%
Average Effective
Maturity	7.3 years	7.7 years	7.3 years
Average Quality[4]	Aa3	A2	Aa1
Average Duration	5.2 years	6.0 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.20%[5]
Admiral Shares	0.09%[5]
Short-Term Reserves	0%	—	—

Volatility Measures
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.98
Beta	0.85	1.16

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	7%
Finance	33
Foreign	2
Government Mortgage-Backed	2
Industrial	24
Treasury/Agency	25
Utilities	7

Distribution by Credit Quality[4] (% of portfolio)

Aaa	38%
Aa	16
A	28
Baa	17
Ba	1

34

Intermediate-Term Investment-Grade Fund

Distribution by Maturity (% of portfolio)

Under 1 Year	3%
1–5 Years	34
5–10 Years	57
10–20 Years	6

Investment Focus

1  Lehman 5–10 Year U.S. Credit Index.

2  Lehman Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  The agency and mortgage-backed sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government. For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

35

Intermediate-Term Investment-Grade Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	3.3%	6.9%	10.2%	10.4%
1999	1.2	6.5	7.7	8.4
2000	–8.9	6.2	–2.7	–3.7
2001	5.4	7.8	13.2	14.3
2002	1.5	6.7	8.2	8.1
2003	3.1	6.2	9.3	11.0
2004	2.1	5.3	7.4	9.7
2005	–0.5	4.7	4.2	5.4
2006	–3.3	4.7	1.4	0.6
2007	–0.7	5.2	4.5	4.4
2008[2]	–0.8	2.5	1.7	0.9

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	11/1/1993	6.58%	5.07%	0.13%	5.94%	6.07%
Admiral Shares	2/12/2001	6.70	5.17	0.14[4]	5.54[4]	5.68[4]

1  Lehman 5–10 Year U.S. Credit Index.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 41 and 42 for dividend and capital gains information.

36

Intermediate-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of July 31, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	4.625%	2/15/17	56,900	56,162	1.0%
	U.S. Treasury Bond	3.625%	5/15/13	5,000	4,746	0.1%
	U.S. Treasury Note	4.875%	2/15/12	152,800	154,686	2.7%
	U.S. Treasury Note	4.250%	8/15/13	153,700	150,601	2.7%
	U.S. Treasury Note	4.000%	2/15/14	87,200	83,862	1.5%
	U.S. Treasury Note	4.250%	11/15/13	78,630	76,885	1.4%
	U.S. Treasury Note	4.875%	8/15/16	60,250	60,617	1.1%
	U.S. Treasury Note	3.875%	2/15/13	49,980	48,192	0.9%
	U.S. Treasury Note	4.500%	4/30/12	48,250	48,016	0.8%
	U.S. Treasury Note	4.250%	8/15/14	33,400	32,476	0.6%
	U.S. Treasury Note	4.375%	8/15/12	31,500	31,210	0.5%
	U.S. Treasury Note	4.500%	5/15/17	21,100	20,648	0.4%
	U.S. Treasury Note	4.000%–5.125%	9/30/11–11/15/16	100,875	100,517	1.8%
					868,618	15.5%
Agency Bonds and Notes
	Agency for International
	Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	20,000	19,226	0.3%

Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[1,2]	Federal National Mortgage Assn.	5.500%	8/1/22	23,325	23,033	0.4%
[1,2]	Federal National Mortgage Assn.	5.000%	8/1/22	23,325	22,603	0.4%
[1,2]	Federal National Mortgage Assn.	4.500%	8/1/22	23,325	22,210	0.4%
†	Other—Conventional
	Mortgage-Backed Securities				4,474	0.1%
†	Nonconventional Mortgage-Backed Securities				27,830	0.5%
					100,150	1.8%
Total U.S. Government and Agency Obligations (Cost $990,066)					987,994	17.6%

37

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[2,3]	BA Covered Bond Issuer	5.500%	6/14/12	11,000	10,950	0.2%
[2,4]	Chase Issuance Trust	5.360%	10/15/12	25,000	25,016	0.4%
[2,4]	Citibank Credit Card Issuance Trust	5.390%	10/20/14	25,000	25,110	0.5%
[2,4]	Discover Card Master Trust I	5.330%	9/16/10	25,000	25,010	0.4%
[2,4]	MBNA Credit Card
	Master Note Trust	5.380%	6/15/15	31,000	31,013	0.6%
[2]	Morgan Stanley Capital I	5.804%	6/11/42	24,100	24,175	0.4%
[2,3,4]	Nordstrom Private Label Credit Card
	Master Trust	5.380%	5/15/15	28,000	28,000	0.5%
†	Other—Asset Backed/Commercial
	Mortgage-Backed Securities				298,490	5.3%
					467,764	8.3%
Finance
	Banking
	Bank of America Corp.	4.875%–5.420%	1/15/13–3/15/17	50,821	48,778	0.9%
	Bank One Corp.	4.900%–7.875%	8/1/10–4/30/15	25,262	24,847	0.4%
[4]	Citigroup, Inc.	5.500%	6/9/09	25,700	25,758	0.5%
	Citigroup, Inc.	5.500%	2/15/17	25,000	23,900	0.4%
	Citigroup, Inc.	5.625%	8/27/12	20,000	20,016	0.4%
	Citigroup, Inc.	5.000%–7.250%	10/1/10–1/7/16	19,900	19,115	0.3%
	Credit Suisse First
	Boston USA, Inc.	5.500%	8/16/11	20,000	20,024	0.4%
	Golden West Financial Corp.	4.750%	10/1/12	22,450	21,569	0.4%
	HSBC Bank USA	4.625%	4/1/14	22,000	20,477	0.4%
	HSBC Bank USA	3.875%	9/15/09	1,500	1,461	0.0%
	JPMorgan Chase & Co.	4.500%–6.125%	1/15/12–6/27/17	35,000	34,630	0.6%
	MBNA Corp.	7.500%	3/15/12	6,145	6,610	0.1%
[2,3]	Societe Generale	5.922%	12/5/49	20,000	19,350	0.3%
	Washington Mutual
	Finance Corp.	6.875%	5/15/11	10,000	10,447	0.2%
	Wells Fargo & Co.	4.200%	1/15/10	20,000	19,480	0.3%
† 5	Other—Banking				649,285	11.6%
	Brokerage
	Bear Stearns Co., Inc.	5.550%	1/22/17	25,000	22,884	0.4%
[2]	Goldman Sachs Capital II	5.793%	6/1/49	30,000	28,271	0.5%
	Goldman Sachs Group, Inc.	5.625%	1/15/17	29,000	27,570	0.5%
[4]	Goldman Sachs Group, Inc.	5.660%–5.690%	7/23/09–6/28/10	12,500	12,551	0.2%
	Lehman Brothers
	Holdings, Inc.	6.500%	7/19/17	35,000	34,457	0.6%
	Merrill Lynch & Co., Inc.	4.500%	11/4/10	25,000	24,338	0.5%
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	24,297	0.4%
†	Other—Brokerage				76,952	1.4%
	Finance Companies
	American General
	Finance Corp.	5.850%	6/1/13	25,000	25,162	0.5%

38

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	American General
	Finance Corp.	4.875%–6.000%	5/15/10–1/15/67	36,500	35,828	0.6%
	General Electric Capital Corp.	5.875%	2/15/12	54,600	55,507	1.0%
	General Electric Capital Corp.	6.000%	6/15/12	25,000	25,519	0.5%
	General Electric Capital Corp.	4.375%	11/21/11–3/3/12	15,400	14,766	0.3%
[2]	HSBC Finance
	Capital Trust IX	5.911%	11/30/35	27,500	26,578	0.5%
	HSBC Finance Corp.	4.125%–5.710%	11/16/09–9/14/12	13,000	12,733	0.2%
	International Lease
	Finance Corp.	5.650%–5.875%	6/15/11–6/1/14	24,700	24,563	0.4%
†	Other—Finance Companies				136,317	2.4%
	Insurance
	Berkshire Hathaway
	Finance Corp.	4.750%	5/15/12	20,000	19,634	0.4%
†	Other—Insurance				263,087	4.7%
	Real Estate Investment
	Trusts Arden Realty LP	5.200%	9/1/11	1,900	1,882	0.0%
†	Other—Real Estate
	Investment Trusts				140,571	2.5%
					1,999,214	35.7%
Industrial
†	Basic Industry				29,416	0.5%
	Capital Goods
	United Technologies Corp.	6.350%	3/1/11	30,600	31,567	0.6%
†	Other—Capital Goods				171,110	3.0%
	Communication
	France Telecom	7.750%	3/1/11	25,000	26,924	0.5%
[3]	Time Warner, Inc.	5.850%	5/1/17	21,500	20,761	0.4%
	Verizon Global Funding Corp.	7.375%	9/1/12	40,000	42,960	0.8%
†	Other—Communication				193,270	3.4%
	Consumer Cyclical
	DaimlerChrysler North America
	Holding Corp.	5.750%	9/8/11	30,000	29,852	0.5%
	Target Corp.	5.375%	6/15/09	23,100	23,121	0.4%
	Toyota Motor Credit Corp.	4.350%	12/15/10	20,000	19,585	0.4%
†	Other—Consumer Cyclical				199,395	3.6%
	Consumer Noncyclical
[3]	Health Care Services Corp.	7.750%	6/15/11	20,000	21,363	0.4%
† 5	Other—Consumer Noncyclical				357,146	6.4%
	Energy
	Shell International Finance	4.950%	3/22/12	33,680	33,382	0.6%
†	Other—Energy				108,603	1.9%
†	Technology				41,585	0.7%
†	Transportation				97,081	1.7%
†	Industrial—Other				40,879	0.7%
					1,488,000	26.5%

39

Intermediate-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Utilities
	Electric
	Nstar	8.000%	2/15/10	20,000	21,364	0.4%
†	Other—Electric				279,291	5.0%
†	Natural Gas				100,472	1.8%
					401,127	7.2%
Total Corporate Bonds (Cost $4,437,730)					4,356,105	77.7%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $112,333)				111,049	2.0%
†	Municipal Bonds (Cost $35,773)				35,749	0.6%
†	Taxable Municipal Bond (Cost $10,000)				10,094	0.2%

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Preferred Stocks
[4] Bank of America Corp.	5.710%	213,775	5,250	0.1%
[4] Goldman Sachs Group, Inc.	6.027%	582,000	14,404	0.2%
† Other—Preferred Stocks			15,975	0.3%
Total Preferred Stocks (Cost $36,249)			35,629	0.6%
Temporary Cash Investment
[6] Vanguard Market Liquidity Fund
(Cost $104,628)	5.302%	104,628,333	104,628	1.9%
Total Investments (Cost $5,726,779)			5,641,248	100.6%
Other Assets and Liabilities
Other Assets—Note B			115,112	2.1%
Payables for Investment Securities Purchased			(127,870)	(2.3%)
Other Liabilities			(22,953)	(0.4%)
			(35,711)	(0.6%)
Net Assets			5,605,537	100.0%

40

Intermediate-Term Investment-Grade Fund

At July 31, 2007, net assets consisted of:[7]
Amount
($000)
Paid-in Capital	5,738,956
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(48,622)
Unrealized Appreciation (Depreciation)
Investment Securities	(85,531)
Futures Contracts	5,891
Swap Contracts	(5,157)
Net Assets	5,605,537

Investor Shares—Net Assets
Applicable to 261,726,834 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,507,952
Net Asset Value Per Share—Investor Shares	$9.58

Admiral Shares—Net Assets
Applicable to 323,259,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,097,585
Net Asset Value Per Share—Admiral Shares	$9.58

•  See Note A in Notes to Financial Statements.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $755,866,000, representing 13.5% of net assets.

4  Adjustable-rate note.

5  Securities with a value of $5,113,000 have been segregated as initial margin for open futures contracts.

6  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

41

Intermediate-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Dividends	1,016
Interest[1]	143,455
Total Income	144,471
Expenses
The Vanguard Group—Note B
Investment Advisory Services	238
Management and Administrative
Investor Shares	2,045
Admiral Shares	971
Marketing and Distribution
Investor Shares	308
Admiral Shares	265
Custodian Fees	30
Shareholders’ Reports
Investor Shares	36
Admiral Shares	4
Trustees’ Fees and Expenses	3
Total Expenses	3,900
Expenses Paid Indirectly—Note C	(27)
Net Expenses	3,873
Net Investment Income	140,598
Realized Net Gain (Loss)
Investment Securities Sold	(1,479)
Futures Contracts	(12,209)
Swap Contracts	(1,454)
Realized Net Gain (Loss)	(15,142)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(42,439)
Futures Contracts	11,553
Swap Contracts	(3,036)
Change in Unrealized Appreciation (Depreciation)	(33,922)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,534

1  Interest income from an affiliated company of the fund was $4,710,000.

42

Intermediate-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,598	258,740
Realized Net Gain (Loss)	(15,142)	(21,154)
Change in Unrealized Appreciation (Depreciation)	(33,922)	(14,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	91,534	222,922
Distributions
Net Investment Income
Investor Shares	(63,277)	(121,871)
Admiral Shares	(77,111)	(136,375)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(140,388)	(258,246)
Capital Share Transactions—Note F
Investor Shares	111,623	(11,423)
Admiral Shares	330,634	261,837
Net Increase (Decrease) from Capital Share Transactions	442,257	250,414
Total Increase (Decrease)	393,403	215,090
Net Assets
Beginning of Period	5,212,134	4,997,044
End of Period	5,605,537	5,212,134

43

Intermediate-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.66	$9.73	$10.08	$10.19	$10.06	$9.76
Investment Operations
Net Investment Income	.247	.490	.466	.474	.503	.579
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	(.071)	(.332)	(.055)	.224	.300
Total from Investment Operations	.167	.419	.134	.419	.727	.879
Distributions
Dividends from Net Investment Income	(.247)	(.489)	(.466)	(.474)	(.518)	(.579)
Distributions from Realized Capital Gains	—	—	(.018)	(.055)	(.079)	—
Total Distributions	(.247)	(.489)	(.484)	(.529)	(.597)	(.579)
Net Asset Value, End of Period	$9.58	$9.66	$9.73	$10.08	$10.19	$10.06

Total Return[1]	1.73%	4.45%	1.36%	4.24%	7.38%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,508	$2,418	$2,447	$3,219	$2,813	$2,500
Ratio of Total Expenses to
Average Net Assets	0.20%*	0.21%	0.21%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	5.16%*	5.10%	4.71%	4.70%	4.90%	5.87%
Portfolio Turnover Rate	47%*	43%	51%	40%	55%	84%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

44

Intermediate-Term Investment-Grade Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.66	$9.73	$10.08	$10.19	$10.06	$9.76
Investment Operations
Net Investment Income	.252	.501	.477	.484	.512	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(.080)	(.071)	(.332)	(.055)	.224	.300
Total from Investment Operations	.172	.430	.145	.429	.736	.885
Distributions
Dividends from Net Investment Income	(.252)	(.500)	(.477)	(.484)	(.527)	(.585)
Distributions from Realized Capital Gains	—	—	(.018)	(.055)	(.079)	—
Total Distributions	(.252)	(.500)	(.495)	(.539)	(.606)	(.585)
Net Asset Value, End of Period	$9.58	$9.66	$9.73	$10.08	$10.19	$10.06

Total Return	1.78%	4.57%	1.47%	4.34%	7.48%	9.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,098	$2,794	$2,550	$1,528	$1,318	$1,044
Ratio of Total Expenses to
Average Net Assets	0.09%*	0.10%	0.10%	0.10%	0.11%	0.14%
Ratio of Net Investment Income to
Average Net Assets	5.27%*	5.21%	4.82%	4.80%	4.99%	5.91%
Portfolio Turnover Rate	47%*	43%	51%	40%	55%	84%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Intermediate-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

46

Intermediate-Term Investment-Grade Fund

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the counterparty requires the fund to take delivery upon the occurrence of a credit event (for credit default swaps), periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risks associated with credit default swaps are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by a fund from the counterparty will be significantly less than the amount paid by the fund for such instrument, and that the debt instrument will be illiquid. The primary risk associated with interest rate swaps and total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $483,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.48% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $27,000.

47

Intermediate-Term Investment-Grade Fund

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized losses of $210,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $37,728,000 to offset future net capital gains of $10,880,000 through January 31, 2014, and $26,848,000 through January 31, 2015. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $5,728,284,000. Net unrealized depreciation of investment securities for tax purposes was $87,036,000, consisting of unrealized gains of $36,689,000 on securities that had risen in value since their purchase and $123,725,000 in unrealized losses on securities that had fallen in value since their purchase.

At July 31, 2007, the aggregate settlement value of open futures contracts expiring in September 2007 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
5-Year Treasury Note	3,763	396,879	3,315
10-Year Treasury Note	2,624	281,875	2,585
2-Year Treasury Note	(109)	22,338	(9)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

48

Intermediate-Term Investment-Grade Fund

At July 31, 2007, the fund had the following open swap contracts:

Credit Default Swaps
					Unrealized
			Notional		Appreciation
	Termination		Amount	Premium	(Depreciation)
Reference Entity	Date	Dealer[1]	($000)	Received	($000)
Burlington Northern Santa Fe	6/20/12	DBS	5,000	0.400%	19

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Dealer[1]	($000)	(Paid)	(Paid)[2]	($000)
5/25/09	LEH	10,000	3.175%	(5.360%)	(335)
5/8/10	LEH	9,000	3.758%	(5.356%)	(343)
					(678)

Total Return Swaps
					Unrealized
			Notional	Floating	Appreciation
			Amount	Interest Rate	(Depreciation)
Reference Entity/Termination Date		Dealer[1]	($000)	Paid[3]	($000)
Lehman AAA Commercial Mortgage-Backed
Securities Index
9/30/07		LEH	54,000	5.195%	(1,634)
10/31/07		LEH	65,000	5.168%	(1,584)
12/31/07		LEH	50,000	5.395%	192
1/31/08		WB	75,000	5.120%	(1,781)
Mortgage-Backed Securities Index
12/31/07		UBS	43,190	5.230%	309
					(4,498)

1 DBS—Deutsche Bank AG.

LEH—Lehman Brothers Special Financing Inc.

UBS—UBS AG.

WB—Wachovia Bank, N.A.

2 Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

3 Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

49

Intermediate-Term Investment-Grade Fund

E. During the six months ended July 31, 2007, the fund purchased $723,657,000 of investment securities and sold $635,428,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $774,975,000 and $567,721,000, respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	372,725	38,505	570,652	59,302
Issued in Lieu of Cash Distributions	50,918	5,263	97,205	10,111
Redeemed	(312,020)	(32,276)	(679,280)	(70,689)
Net Increase (Decrease)—Investor Shares	111,623	11,492	(11,423)	(1,276)
Admiral Shares
Issued	562,230	58,141	800,037	83,187
Issued in Lieu of Cash Distributions	58,985	6,098	101,884	10,596
Redeemed	(290,581)	(30,066)	(640,084)	(66,780)
Net Increase (Decrease)—Admiral Shares	330,634	34,173	261,837	27,003

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

50

Long-Term Investment-Grade Fund

Long-Term Investment-Grade Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	229	514	8,956
Yield		—	—
Investor Shares	6.1%
Admiral Shares	6.2%
Yield to Maturity	6.2%[3]	6.3%	5.6%
Average Coupon	6.6%	6.3%	5.4%
Average Effective
Maturity	22.1 years	24.1 years	7.3 years
Average Quality[4]	A1	Aa3	Aa1
Average Duration	11.3 years	11.5 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.23%[5]
Admiral Shares	0.12%[5]
Short-Term Reserves	1%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	27
Foreign	5
Government Mortgage-Backed	0
Industrial	42
Treasury/Agency	6
Utilities	12
Other	7
Short-Term Reserves	1%

Volatility Measures
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.99	0.90
Beta	0.99	2.39

Distribution by Credit Quality[4] (% of portfolio)

Aaa	15%
Aa	27
A	45
Baa	12
Other	1

51

Long-Term Investment-Grade Fund

Distribution by Maturity (% of portfolio)

Under 1 Year	0%
1–5 Years	0
5–10 Years	3
10–20 Years	27
20–30 Years	69
Over 30 Years	1

Investment Focus

1  Lehman U.S. Long Credit A or Better Index.

2  Lehman Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

6  The agency and mortgage-backed sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government. For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

52

Long-Term Investment-Grade Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	7.9%	7.6%	15.5%	15.3%
1999	2.9	6.6	9.5	10.3
2000	–13.3	5.9	–7.4	–8.3
2001	6.8	7.7	14.5	15.8
2002	1.5	6.8	8.3	9.1
2003	5.0	6.8	11.8	12.7
2004	2.2	5.9	8.1	7.7
2005	3.8	6.0	9.8	10.0
2006	–4.0	5.3	1.3	1.3
2007	–2.3	5.7	3.4	3.6
2008[2]	–2.9	2.8	–0.1	–0.7

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	7/9/1973	7.30%	6.17%	0.52%	6.32%	6.84%
Admiral Shares	2/12/2001	7.43	6.28	0.49[4]	6.12[4]	6.61[4]

1  Lehman Long Credit AA or Better Index through March 2000; Lehman U.S. Long Credit A or Better Index thereafter.

2  Six months ended July 31, 2007.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 56 and 57 for dividend and capital gains information.

53

Long-Term Investment-Grade Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of July 31, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
Agency Bonds and Notes
[1]	Federal Home Loan Bank	5.500%	7/15/36	100,000	98,650	1.7%
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	100,000	109,042	1.9%
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	100,000	113,456	2.0%
†	Other—Agency Bonds and Notes			11,210	14,379	0.2%
Total U.S. Government and Agency Obligations (Cost $355,026)					335,527	5.8%
Corporate Bonds
Finance
	Banking
	Banc One Corp.	7.625%–8.000%	7/15/25–4/29/27	50,000	58,102	1.0%
	Bank of America Corp.	6.000%	10/15/36	55,000	52,381	0.9%
	Citigroup, Inc.	6.625%	6/15/32	38,000	39,795	0.7%
	Citigroup, Inc.	5.580%–6.625%	1/15/28–12/11/34	59,400	58,492	1.0%
[2]	HBOS Treasury Services PLC	6.000%	11/1/33	46,500	46,327	0.8%
	HSBC Bank USA	5.875%	11/1/34	45,700	43,025	0.7%
	HSBC Bank USA	5.625%	8/15/35	28,000	25,264	0.5%
	HSBC Holdings PLC	7.625%	5/17/32	21,200	24,616	0.4%
	NationsBank Corp.	6.800%	3/15/28	35,000	36,887	0.6%
	Washington Mutual, Inc.	5.250%	9/15/17	43,000	39,459	0.7%
†	Other—Banking				304,742	5.2%
	Brokerage
	Goldman Sachs Group, Inc.	6.125%	2/15/33	45,725	43,451	0.7%
†	Other—Brokerage				66,522	1.2%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	95,975	104,673	1.8%
†	Other—Finance Companies				20,066	0.3%
	Insurance
	AXA Financial, Inc.	7.000%	4/1/28	34,910	37,846	0.6%
	American General Corp.	6.625%	2/15/29	33,000	35,194	0.6%
	Hartford Financial
	Services Group, Inc.	6.100%	10/1/41	47,500	46,314	0.8%
	Hartford Financial
	Services Group, Inc.	5.950%	10/15/36	22,610	21,477	0.4%
[2]	Metropolitan Life

54

Long-Term Investment-Grade Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Insurance Co.		7.800%	11/1/25	35,000	40,945	0.7%
MetLife, Inc.		5.700%–6.375%	6/15/34–3/15/35	25,000	24,137	0.4%
[2]	New York Life Insurance	5.875%	5/15/33	70,275	69,417	1.2%
†	Other—Insurance				349,407	6.0%
					1,588,539	27.2%
Industrial
	Basic Industry
	Aluminum Co. of America	6.750%	1/15/28	45,000	46,377	0.8%
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	42,100	43,169	0.7%
†	Other—Basic Industry				81,202	1.4%
	Capital Goods
	Caterpillar, Inc.	6.625%	7/15/28	39,000	40,799	0.7%
[2]	Hutchison Whampoa
	International Ltd.	7.450%	11/24/33	50,000	53,772	0.9%
	Minnesota Mining &
	Manufacturing Corp.	6.375%	2/15/28	35,000	37,363	0.6%
†	Other—Capital Goods				133,204	2.3%
	Communication
	AT&T Inc.	6.800%	5/15/36	10,000	10,324	0.2%
	Bell Telephone Co.
	of Pennsylvania	8.350%	12/15/30	6,260	7,406	0.1%
	BellSouth Corp.	6.000%	11/15/34	49,000	46,016	0.8%
	BellSouth Corp.	6.875%	10/15/31	40,000	40,694	0.7%
	CBS Corp.	7.875%	7/30/30	40,000	40,200	0.7%
	Deutsche Telekom
	International Finance	8.250%	6/15/30	59,000	69,792	1.2%
	France Telecom	8.500%	3/1/31	48,175	60,140	1.0%
	GTE Corp.	6.940%	4/15/28	20,000	21,067	0.4%
	Indiana Bell Telephone Co., Inc.	7.300%	8/15/26	20,000	21,784	0.4%
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	28,192	0.5%
	New Cingular Wireless Services	8.750%	3/1/31	52,725	65,975	1.1%
	New Jersey Bell Telephone Co.	8.000%	6/1/22	25,000	28,078	0.5%
	Pacific Bell	7.125%	3/15/26	15,000	16,159	0.3%
[2]	Time Warner, Inc.	6.550%	5/1/37	50,000	47,028	0.8%
	Verizon
	Communications Corp.	6.250%	4/1/37	15,000	14,399	0.2%
	Verizon Global
	Funding Corp.	5.850%–7.750%	12/1/30–9/15/35	40,500	39,286	0.7%
	Verizon Maryland, Inc.	5.125%	6/15/33	12,000	9,910	0.2%
†	Other—Communication				121,279	2.0%
	Consumer Cyclical
	CVS Corp.	6.250%	6/1/27	40,000	38,172	0.7%
	Time Warner, Inc.	6.500%–6.875%	6/15/18–11/15/36	30,775	30,016	0.5%
	Wal-Mart Stores, Inc.	7.550%	2/15/30	45,000	51,854	0.9%
†	Other—Consumer Cyclical				106,823	1.8%
	Consumer Noncyclical
	Bestfoods	6.625%	4/15/28	30,000	31,770	0.6%
	CPC International, Inc.	7.250%	12/15/26	30,000	33,748	0.6%
	Eli Lilly & Co.	5.500%	3/15/27	50,000	45,909	0.8%
	Eli Lilly & Co.	7.125%	6/1/25	12,125	13,285	0.2%
	Procter & Gamble Co.	5.500%–6.450%	1/15/26–3/5/37	64,000	63,425	1.1%
[3]	Procter & Gamble Co. ESOP	9.360%	1/1/21	33,305	41,139	0.7%
	Wyeth	5.950%	4/1/37	50,000	47,354	0.8%
†	Other—Consumer Noncyclical				394,217	6.7%
	Energy
	ConocoPhillips	5.900%	10/15/32	20,300	20,042	0.3%
	Phillips Petroleum Co.	7.000%	3/30/29	10,000	10,974	0.2%
	Tosco Corp.	7.800%–8.125%	1/1/27–2/15/30	35,000	42,804	0.7%

55

Long-Term Investment-Grade Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
† Other—Energy				154,715	2.7%
Technology
International Business
Machines Corp.	7.000%	10/30/25	50,000	54,862	0.9%
International Business
Machines Corp.	6.500%	1/15/28	20,000	21,101	0.4%
† Other—Technology				9,964	0.2%
† Transportation				46,691	0.8%
† Industrial—Other				26,777	0.5%
				2,409,257	41.3%
Utilities
Electric
Duke Energy Carolinas	6.100%	6/1/37	50,000	49,808	0.8%
National Rural Utilities
Cooperative Finance Corp.	8.000%	3/1/32	50,000	60,568	1.0%
Northern States Power Co.	6.200%	7/1/37	50,000	51,894	0.9%
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	38,133	0.7%
Tampa Electric Co.	6.150%	5/15/37	35,000	34,306	0.6%
Virginia Electric & Power Co.	6.000%	5/15/37	50,000	48,070	0.8%
† Other—Electric				307,696	5.3%
Natural Gas
[2] Duke Energy Field Services	6.450%	11/3/36	9,375	9,551	0.2%
Texas Eastern Transmission	7.000%	7/15/32	17,000	18,651	0.3%
† Other—Natural Gas				46,327	0.8%
				665,004	11.4%
Total Corporate Bonds (Cost $4,642,147)				4,662,800	79.9%
Sovereign Bonds (U.S. Dollar-Denominated)
International Bank for
Reconstruction & Development	7.625%	1/19/23	43,320	53,713	0.9%
International Bank for
Reconstruction & Development	4.750%	2/15/35	30,300	27,828	0.5%
Province of Nova Scotia	5.125%	1/26/17	40,000	39,617	0.7%
Quebec Hydro Electric	9.400%	2/1/21	40,000	54,457	1.0%
† Other—Sovereign Bonds				101,524	1.7%
Total Sovereign Bonds (Cost $266,960)				277,139	4.8%
Taxable Municipal Bonds
Illinois (Taxable Pension) GO	5.100%	6/1/33	145,000	133,781	2.3%
Illinois (Taxable Pension) GO	4.950%	6/1/23	8,935	8,438	0.1%
New Jersey Econ. Dev. Auth.
State Pension Rev.	7.425%	2/15/29	34,857	42,261	0.7%
New York City NY Transitional
Finance Auth. Rev.	5.210%	8/1/17	51,980	51,118	0.9%
President and Fellows of
Harvard College	6.300%	10/1/37	55,000	57,588	1.0%
Southern California
Public Power Auth.	6.930%	5/15/17	37,000	41,310	0.7%
† Other—Taxable Municipal Bonds				96,323	1.7%
Total Taxable Municipal Bonds (Cost $439,831)				430,819	7.4%
Temporary Cash Investment
Repurchase Agreement
Banc of America Securities LLC
(Dated 7/31/07, Repurchase
Value $65,110,000, collateralized
by Federal Home Loan Mortgage
Corp. 5.000%, 7/1/35)
(Cost $65,100)	5.290%	8/1/07	65,100	65,100	1.1%
Total Investments (Cost $5,769,064)				5,771,385	99.0%

56

Long-Term Investment-Grade Fund

		Face	Market	Percentage
	Maturity	Amount	Value•	of Net
Coupon	Date	($000)	($000)	Assets
Other Assets and Liabilities
Other Assets—Note C			96,694	1.6%
Liabilities			(36,043)	(0.6%)
			60,651	1.0%
Net Assets			5,832,036	100.0%

At July 31, 2007, net assets consisted of:[4]
				Amount
				($000)
Paid-in Capital				5,841,654
Undistributed Net Investment Income				—
Accumulated Net Realized Losses				(11,939)
Unrealized Appreciation				2,321
Net Assets				5,832,036

Investor Shares—Net Assets
Applicable to 484,643,753 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				4,304,151
Net Asset Value Per Share—Investor Shares				$8.88

Admiral Shares—Net Assets
Applicable to 172,038,046 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,527,885
Net Asset Value Per Share—Admiral Shares				$8.88

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $446,801,000, representing 7.7% of net assets.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payment and prepayments or the possibility of the issue being called.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

GO—General Obligation Bond.

57

Long-Term Investment-Grade Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	172,170
Security Lending	1
Total Income	172,171
Expenses
Investment Advisory Fees—Note B	659
The Vanguard Group—Note C
Management and Administrative
Investor Shares	3,731
Admiral Shares	561
Marketing and Distribution
Investor Shares	511
Admiral Shares	136
Custodian Fees	30
Shareholders’ Reports
Investor Shares	42
Admiral Shares	3
Trustees’ Fees and Expenses	4
Total Expenses	5,677
Net Investment Income	166,494
Realized Net Gain (Loss) on Investment Securities Sold	9,810
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(180,003)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,699)

58

Long-Term Investment-Grade Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	166,494	321,707
Realized Net Gain (Loss)	9,810	(16,118)
Change in Unrealized Appreciation (Depreciation)	(180,003)	(124,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,699)	180,618
Distributions
Net Investment Income
Investor Shares	(121,896)	(238,073)
Admiral Shares	(44,598)	(83,634)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(166,494)	(321,707)
Capital Share Transactions—Note F
Investor Shares	232,724	80,999
Admiral Shares	38,035	142,637
Net Increase (Decrease) from Capital Share Transactions	270,759	223,636
Total Increase (Decrease)	100,566	82,547
Net Assets
Beginning of Period	5,731,470	5,648,923
End of Period	5,832,036	5,731,470

59

Long-Term Investment-Grade Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.15	$9.37	$9.76	$9.40	$9.20	$8.76
Investment Operations
Net Investment Income	.260	.521	.515	.521	.526	.553
Net Realized and Unrealized Gain (Loss)
on Investments	(.270)	(.220)	(.390)	.360	.200	.440
Total from Investment Operations	(.010)	.301	.125	.881	.726	.993
Distributions
Dividends from Net Investment Income	(.260)	(.521)	(.515)	(.521)	(.526)	(.553)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.260)	(.521)	(.515)	(.521)	(.526)	(.553)
Net Asset Value, End of Period	$8.88	$9.15	$9.37	$9.76	$9.40	$9.20

Total Return[1]	–0.14%	3.39%	1.27%	9.77%	8.09%	11.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,304	$4,196	$4,219	$4,328	$3,944	$3,733
Ratio of Total Expenses to
Average Net Assets	0.23%*	0.25%	0.25%	0.25%	0.28%	0.31%
Ratio of Net Investment Income to
Average Net Assets	5.77%*	5.73%	5.35%	5.58%	5.64%	6.24%
Portfolio Turnover Rate	14%*	15%	9%	16%	11%	33%

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

60

Long-Term Investment-Grade Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$9.15	$9.37	$9.76	$9.40	$9.20	$8.76
Investment Operations
Net Investment Income	.265	.533	.527	.531	.535	.561
Net Realized and Unrealized Gain (Loss)
on Investments	(.270)	(.220)	(.390)	.360	.200	.440
Total from Investment Operations	(.005)	.313	.137	.891	.735	1.001
Distributions
Dividends from Net Investment Income	(.265)	(.533)	(.527)	(.531)	(.535)	(.561)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.265)	(.533)	(.527)	(.531)	(.535)	(.561)
Net Asset Value, End of Period	$8.88	$9.15	$9.37	$9.76	$9.40	$9.20

Total Return	–0.09%	3.53%	1.40%	9.89%	8.19%	11.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,528	$1,535	$1,430	$704	$618	$571
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.12%	0.12%	0.14%	0.19%	0.23%
Ratio of Net Investment Income to
Average Net Assets	5.88%*	5.86%	5.48%	5.69%	5.73%	6.30%
Portfolio Turnover Rate	14%*	15%	9%	16%	11%	33%

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

61

Long-Term Investment-Grade Fund

Notes to Financial Statements

Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

62

Long-Term Investment-Grade Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company, LLP, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2007, the investment advisory fee represented an effective annual rate of 0.02% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $506,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.51% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $21,718,000 to offset future net capital gains of $5,600,000 through January 31, 2011, $15,169,000 through January 31, 2015, and $949,000 through January 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $5,769,064,000. Net unrealized appreciation of investment securities for tax purposes was $2,321,000, consisting of unrealized gains of $178,536,000 on securities that had risen in value since their purchase and $176,215,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended July 31, 2007, the fund purchased $594,260,000 of investment securities and sold $351,209,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $65,627,000 and $47,781,000, respectively.

F. Capital share transactions for each class of shares were:

63

Long-Term Investment-Grade Fund

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	458,995	50,663	781,323	85,981
Issued in Lieu of Cash Distributions	110,908	12,207	215,980	23,732
Redeemed	(337,179)	(37,085)	(916,304)	(101,060)
Net Increase (Decrease)—Investor Shares	232,724	25,785	80,999	8,653
Admiral Shares
Issued	229,406	25,225	428,567	46,824
Issued in Lieu of Cash Distributions	32,769	3,607	57,766	6,346
Redeemed	(224,140)	(24,663)	(343,696)	(37,836)
Net Increase (Decrease)—Admiral Shares	38,035	4,169	142,637	15,334

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

64

High-Yield Corporate Fund

High-Yield Corporate Fund

Fund Profile

As of July 31, 2007

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	254	1,583	8,956
Yield		—	—
Investor Shares	8.1%
Admiral Shares	8.3%
Yield to Maturity	8.4%[3]	9.1%	5.6%
Average Coupon	7.5%	7.9%	5.4%
Average Effective
Maturity	8.0 years	7.8 years	7.3 years
Average Quality[4]	Ba2	B1	Aa1
Average Duration	5.1 years	4.7 years	4.6 years
Expense Ratio		—	—
Investor Shares	0.25%[5]
Admiral Shares	0.12%[5]
Short-Term Reserves	0%	—	—

Sector Diversification (% of portfolio)

Basic Industry	8%
Capital Goods	6
Communication	19
Consumer Cyclical	18
Consumer Noncyclical	10
Energy	10
Finance	4
Foreign	2
Other Industrial	0
Technology	4
Transportation	3
Treasury/Agency	5
Utilities	11

Volatility Measures
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.93	0.13
Beta	0.88	0.52

65

High-Yield Corporate Fund

Distribution by Credit Quality[4] (% of portfolio)

Aaa	4%
Aa	0
A	0
Baa	2
Ba	43
B	42
Caa	7
Not Rated	2

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	21
5–10 Years	63
10–20 Years	7
20–30 Years	8

Investment Focus

1  Lehman U.S. Corporate High Yield Index.

2  Lehman Aggregate Bond Index.

3  Before expenses.

4  Moody’s Investors Service.

5  Annualized.

For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 78.

66

High-Yield Corporate Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 31, 1997–July 31, 2007

	Investor Shares			Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1998	3.8%	9.3%	13.1%	13.7%
1999	–3.0	8.3	5.3	1.5
2000	–7.8	8.0	0.2	0.5
2001	–4.4	9.1	4.7	1.6
2002	–9.6	8.5	–1.1	–1.4
2003	–5.7	8.3	2.6	1.2
2004	7.9	8.6	16.5	27.2
2005	–0.2	7.5	7.3	8.9
2006	–3.1	7.0	3.9	4.5
2007	0.5	7.4	7.9	11.3
2008[2]	–5.6	3.4	–2.2	–1.9

67

High-Yield Corporate Fund

Average Annual Total Returns: Periods Ended June 30, 2007

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares[3]	12/27/1978	9.01%	8.06%	–2.54%	8.12%	5.58%
Admiral Shares[3]	11/12/2001	9.15	8.17	–0.63[4]	7.85[4]	7.22[4]

1  Lehman U.S. Corporate High Yield Index.

2  Six months ended July 31, 2007.

3  Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year; nor do they include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Return since inception.

Note: See Financial Highlights tables on pages 69 and 70 for dividend and capital gains information.

68

High-Yield Corporate Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of July 31, 2007

This Statement summarizes the fund’s holdings by asset type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government Securities
	U.S. Treasury Note	4.000%	11/15/12	100,650	97,913	1.1%
	U.S. Treasury Note	5.750%	8/15/10	93,740	96,875	1.1%
	U.S. Treasury Note	4.875%	7/31/11	95,750	96,753	1.1%
	U.S. Treasury Note	5.625%	5/15/08	93,920	94,434	1.0%
	U.S. Treasury Note	5.500%	5/15/09	90,165	91,532	1.0%
Total U.S. Government Securities (Cost $482,436)					477,507	5.3%
Corporate Bonds
Finance
†	Banking				23,189	0.3%
†	Brokerage				34,100	0.4%
	Finance Companies
	General Motors
	Acceptance Corp. LLC	8.000%	11/1/31	180,230	168,515	1.9%
	General Motors
	Acceptance Corp. LLC	6.750%–6.875%	8/28/12–12/1/14	52,825	48,393	0.5%
†	Insurance				57,699	0.6%
	Real Estate Investment Trust
[1]	Rouse Co.	6.750%	5/1/13	55,355	55,203	0.6%
					387,099	4.3%
Industrial
	Basic Industry
	Arch Western Finance	6.750%	7/1/13	67,495	61,758	0.7%
	Freeport-McMoRan
	Copper & Gold Inc.	8.375%	4/1/17	94,685	99,893	1.1%
	Freeport-McMoRan
	Copper & Gold Inc.	8.250%	4/1/15	39,685	41,471	0.4%
[1]	Georgia-Pacific Corp.	7.125%	1/15/17	78,040	72,187	0.8%
	Georgia-Pacific Corp.	8.000%–8.125%	5/15/11–1/15/24	54,135	52,389	0.6%
†	Other—Basic Industry				337,781	3.8%
	Capital Goods
	United Rentals NA Inc.	6.500%	2/15/12	63,080	63,080	0.7%
	United Rentals NA Inc.	7.750%	11/15/13	28,350	29,059	0.3%
†	Other—Capital Goods				483,874	5.4%
	Communication
	Canwest Media Inc.	8.000%	9/15/12	59,309	56,937	0.6%

69

High-Yield Corporate Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[1]	Charter Communications
	OPT LLC	8.000%	4/30/12	95,150	92,771	1.0%
[1]	Charter Communications
	OPT LLC	8.375%	4/30/14	76,940	75,401	0.8%
	Citizens Communications	9.250%	5/15/11	62,665	65,485	0.7%
	Citizens Communications	6.625%–9.000%	3/15/15–8/15/31	37,655	34,269	0.4%
	CSC Holdings, Inc.	7.625%	7/15/18	79,045	71,141	0.8%
	CSC Holdings, Inc.	6.750%–8.125%	7/15/09–2/15/18	109,995	104,628	1.2%
	Dex Media, Inc.	8.000%	11/15/13	16,290	16,025	0.2%
	Idearc Inc.	8.000%	11/15/16	164,915	158,318	1.8%
	Intelsat Bermuda Ltd.	6.500%–9.250%	4/15/12–6/15/16	108,165	91,852	1.0%
	Intelsat Holding Ltd.	8.625%	1/15/15	62,875	63,111	0.7%
	Intelsat Holding Ltd.	8.250%	1/15/13	6,980	6,945	0.1%
	PanAmSat Corp.	9.000%	8/15/14	41,751	42,377	0.5%
	Qwest Communications
	International Inc.	8.875%	3/15/12	90,455	94,525	1.0%
	Qwest Communications
	International Inc.	7.500%	10/1/14	10,505	10,347	0.1%
	R.H. Donnelley Corp.	8.875%	1/15/16	105,890	103,772	1.2%
	R.H. Donnelley Corp.	6.875%	1/15/13	41,950	37,965	0.4%
	US West Communications Group	6.875%	9/15/33	80,755	69,449	0.8%
	Windstream Corp.	8.625%	8/1/16	57,015	58,013	0.6%
	Windstream Corp.	7.000%–8.125%	8/1/13–3/15/19	40,150	37,972	0.4%
†	Other—Communication				392,589	4.4%
	Consumer Cyclical
	Ford Motor Co.	7.450%	7/16/31	61,555	47,243	0.5%
[2]	Ford Motor Credit Co.	8.360%	12/15/13	158,735	150,005	1.7%
	Ford Motor Credit Co.	7.000%	10/1/13	144,115	129,832	1.5%
	Ford Motor Credit Co.	8.000%	12/15/16	83,500	77,454	0.9%
[2]	Ford Motor Credit Co.	9.810%	4/15/12	40,570	41,990	0.5%
	^General Motors Corp.	8.375%	7/15/33	144,550	119,976	1.3%
	General Motors Corp.	8.250%	7/15/23	47,885	39,864	0.4%
	Host Hotels & Resorts LP	6.875%	11/1/14	26,205	24,960	0.3%
	Host Marriott LP	7.125%	11/1/13	68,215	65,827	0.7%
	Mandalay Resort Group	9.375%	2/15/10	34,730	35,511	0.4%
	MGM Mirage, Inc.	8.500%	9/15/10	78,475	79,652	0.9%
	MGM Mirage, Inc.	6.750%–8.375%	2/1/11–9/1/12	32,450	30,999	0.3%
[1]	TRW Automotive Inc.	7.000%	3/15/14	96,785	86,623	1.0%
[1]	TRW Automotive Inc.	7.250%	3/15/17	49,145	43,248	0.5%
†	Other—Consumer Cyclical				594,689	6.6%
	Consumer Noncyclical
[1]	Community Health Systems	8.875%	7/15/15	53,010	51,685	0.6%
	Constellation Brands Inc.	7.250%	9/1/16	65,188	61,929	0.7%
	Elan Financial PLC	7.750%	11/15/11	67,950	64,128	0.7%
	Elan Financial PLC	8.875%–9.360%	11/15/11–12/1/13	67,775	66,947	0.8%
	HCA Inc.	6.375%	1/15/15	96,955	74,049	0.8%
	HCA Inc.	6.500%	2/15/16	69,575	54,269	0.6%
	HCA Inc.	5.750%–9.250%	3/15/14–11/6/33	60,360	54,845	0.6%
	Tenet Healthcare Corp.	9.875%	7/1/14	83,300	73,304	0.8%
	Tenet Healthcare Corp.	6.500%–9.250%	6/1/12–2/1/15	38,890	32,507	0.4%
†	Other—Consumer Noncyclical				386,828	4.3%
	Energy
	Chesapeake Energy Corp.	6.500%	8/15/17	67,780	62,358	0.7%
	Chesapeake Energy Corp.	6.250%–7.750%	1/15/15–1/15/18	127,485	118,367	1.3%
[1]	OPTI Canada Inc.	8.250%	12/15/14	67,550	68,225	0.7%
[1]	OPTI Canada Inc.	7.875%	12/15/14	24,135	24,376	0.3%
	Peabody Energy Corp.	7.375%	11/1/16	59,950	57,252	0.6%

70

High-Yield Corporate Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Peabody Energy Corp.	6.875%–7.875%	3/15/13–11/1/26	83,235	78,712	0.9%
†	Other—Energy				438,806	4.9%
	Technology
[1]	Freescale Semiconductor	8.875%	12/15/14	132,405	119,164	1.3%
	NXP BV	7.875%	10/15/14	101,035	91,437	1.0%
	SunGard Data Systems, Inc.	9.125%	8/15/13	64,925	65,250	0.8%
†	Other—Technology				63,368	0.7%
	Transportation
	Avis Budget Car Rental	7.625%	5/15/14	57,285	53,991	0.6%
	Avis Budget Car Rental	7.750%–7.860%	5/15/14–5/15/16	53,795	51,334	0.6%
	Hertz Corp.	8.875%	1/1/14	68,500	68,500	0.7%
	Hertz Corp.	10.500%	1/1/16	32,355	33,487	0.4%
†	Other—Transportation				42,909	0.5%
†	Industrial—Other				17,937	0.2%
					6,869,221	76.5%
Utilities
	Electric
	Dynegy Inc.	8.375%	5/1/16	75,465	69,428	0.8%
	Mirant North America LLC	7.375%	12/31/13	59,415	59,118	0.6%
	NRG Energy Inc.	7.375%	2/1/16	96,890	93,983	1.0%
	NRG Energy Inc.	7.375%	1/15/17	60,000	58,200	0.6%
	NRG Energy Inc.	7.250%	2/1/14	30,145	29,391	0.3%
	Reliant Energy, Inc.	6.750%	12/15/14	86,930	85,843	1.0%
	TXU Corp.	6.500%	11/15/24	77,300	62,323	0.7%
	TXU Corp.	5.550%–6.550%	11/15/14–11/15/34	111,235	87,093	1.0%
†	Other—Electric				203,019	2.3%
	Natural Gas
	Williams Cos., Inc.	6.375%–8.125%	10/1/10–1/15/31	129,105	129,473	1.4%
†	Other—Natural Gas				51,585	0.6%
					929,456	10.3%
Total Corporate Bonds (Cost $8,644,949)					8,185,776	91.1%
Sovereign Bonds (U.S. Dollar-Denominated)
	Republic of Argentina	7.000%	9/12/13	116,365	103,749	1.2%
	Republic of Argentina	7.000%	4/17/17	50,000	39,669	0.4%
Total Sovereign Bonds (Cost $158,929)					143,418	1.6%

				Shares
Temporary Cash Investment
[3]	Vanguard Market
	Liquidity Fund—Note G
	(Cost $221,779)	5.302%		221,778,950	221,779	2.5%
Total Investments (Cost $9,508,093)					9,028,480	100.5%

71

High-Yield Corporate Fund

	Market	Percentage
	Value•	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets—Note C	225,203	2.5%
Security Lending Collateral Payable to Brokers—Note G	(221,779)	(2.4%)
Other Liabilities	(51,671)	(0.6%)
	(48,247)	(0.5%)
Net Assets	8,980,233	100.0%

At July 31, 2007, net assets consisted of:[4]
		Amount
		($000)
Paid-in Capital		10,882,911
Undistributed Net Investment Income		—
Accumulated Net Realized Losses		(1,423,065)
Unrealized Depreciation		(479,613)
Net Assets		8,980,233

Investor Shares—Net Assets
Applicable to 810,081,669 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,753,339
Net Asset Value Per Share—Investor Shares		$5.87

Admiral Shares—Net Assets
Applicable to 720,353,780 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		4,226,894
Net Asset Value Per Share—Admiral Shares		$5.87

•  See Note A in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

^  Part of security position is on loan to broker-dealers. See Note G in Notes to Financial Statements.

1  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $1,116,336,000, representing 12.4% of net assets.

2  Adjustable-rate note.

3  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4  See Note E in Notes to Financial Statements for the tax-basis components of net assets.

72

High-Yield Corporate Fund

Statement of Operations

Six Months Ended
July 31, 2007
($000)
Investment Income
Income
Interest	354,050
Security Lending	1,314
Total Income	355,364
Expenses
Investment Advisory Fees—Note B	1,741
The Vanguard Group—Note C
Management and Administrative
Investor Shares	4,883
Admiral Shares	1,564
Marketing and Distribution
Investor Shares	475
Admiral Shares	344
Custodian Fees	14
Shareholders’ Reports
Investor Shares	86
Admiral Shares	10
Trustees’ Fees and Expenses	6
Total Expenses	9,123
Expenses Paid Indirectly—Note D	(14)
Net Expenses	9,109
Net Investment Income	346,255
Realized Net Gain (Loss) on Investment Securities Sold	25,478
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(574,859)
Net Increase (Decrease) in Net Assets Resulting from Operations	(203,126)

73

High-Yield Corporate Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	July 31,	January 31,
	2007	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	346,255	653,463
Realized Net Gain (Loss)	25,478	35,036
Change in Unrealized Appreciation (Depreciation)	(574,859)	8,449
Net Increase (Decrease) in Net Assets Resulting from Operations	(203,126)	696,948
Distributions
Net Investment Income
Investor Shares	(183,229)	(362,070)
Admiral Shares	(163,026)	(291,393)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(346,255)	(653,463)
Capital Share Transactions—Note H
Investor Shares	(103,652)	(89,530)
Admiral Shares	167,757	441,564
Net Increase (Decrease) from Capital Share Transactions	64,105	352,034
Total Increase (Decrease)	(485,276)	395,519
Net Assets
Beginning of Period	9,465,509	9,069,990
End of Period	8,980,233	9,465,509

74

High-Yield Corporate Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.22	$6.19	$6.39	$6.40	$5.93	$6.29
Investment Operations
Net Investment Income	.223	.438	.437	.460	.474	.502
Net Realized and Unrealized Gain (Loss)
on Investments	(.350)	.030	(.200)	(.010)	.470	(.360)
Total from Investment Operations	(.127)	.468	.237	.450	.944	.142
Distributions
Dividends from Net Investment Income	(.223)	(.438)	(.437)	(.460)	(.474)	(.502)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.223)	(.438)	(.437)	(.460)	(.474)	(.502)
Net Asset Value, End of Period	$5.87	$6.22	$6.19	$6.39	$6.40	$5.93

Total Return[1]	–2.17%	7.89%	3.89%	7.34%	16.47%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,753	$5,146	$5,214	$7,246	$7,271	$5,690
Ratio of Total Expenses to
Average Net Assets	0.25%*	0.26%	0.25%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to
Average Net Assets	7.24%*	7.13%	7.01%	7.26%	7.65%	8.42%
Portfolio Turnover Rate	32%*	47%	44%	51%	52%	29%

1  Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year. Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

*  Annualized.

75

High-Yield Corporate Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	July 31,	Year Ended January 31,
Throughout Each Period	2007	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.22	$6.19	$6.39	$6.40	$5.93	$6.29
Investment Operations
Net Investment Income	.227	.446	.445	.466	.477	.505
Net Realized and Unrealized Gain (Loss)
on Investments	(.350)	.030	(.200)	(.010)	.470	(.360)
Total from Investment Operations	(.123)	.476	.245	.456	.947	.145
Distributions
Dividends from Net Investment Income	(.227)	(.446)	(.445)	(.466)	(.477)	(.505)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.227)	(.446)	(.445)	(.466)	(.477)	(.505)
Net Asset Value, End of Period	$5.87	$6.22	$6.19	$6.39	$6.40	$5.93

Total Return[1]	–2.10%	8.03%	4.04%	7.44%	16.54%	2.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,227	$4,320	$3,856	$2,225	$2,403	$1,970
Ratio of Total Expenses to
Average Net Assets	0.12%*	0.13%	0.12%	0.12%	0.17%	0.21%
Ratio of Net Investment Income to
Average Net Assets	7.37%*	7.26%	7.14%	7.36%	7.71%	8.48%
Portfolio Turnover Rate	32%*	47%	44%	51%	52%	29%

1  Total returns do not reflect the 1% fee assessed on redemptions of shares held for less than one year.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

76

High-Yield Corporate Fund

Notes to Financial Statements

Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund files reports with the SEC under the company name Vanguard Fixed Income Securities Funds. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet these obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

77

High-Yield Corporate Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Wellington Management Company, LLP, provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 2007, the investment advisory fee represented an effective annual rate of 0.04% of the fund’s average net assets.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At July 31, 2007, the fund had contributed capital of $829,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.83% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended July 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $14,000.

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2007, the fund had available realized losses of $1,444,997,000 to offset future net capital gains of $669,184,000 through January 31, 2010, $721,932,000 through January 31, 2011, and $53,881,000 through January 31, 2012. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At July 31, 2007, the cost of investment securities for tax purposes was $9,508,093,000. Net unrealized depreciation of investment securities for tax purposes was $479,613,000, consisting of unrealized gains of $37,102,000 on securities that had risen in value since their purchase and $516,715,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended July 31, 2007, the fund purchased $1,397,808,000 of investment securities and sold $1,531,972,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $49,662,000 and $46,810,000, respectively.

G. The market value of securities on loan to broker-dealers at July 31, 2007, was $219,704,000, for which the fund received cash collateral of $221,779,000.

H. Capital share transactions for each class of shares were:

78

High-Yield Corporate Fund

	Six Months Ended		Year Ended
	July 31, 2007		January 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	557,090	89,567	973,154	158,314
Issued in Lieu of Cash Distributions	145,464	23,555	284,591	46,401
Redeemed[1]	(806,206)	(130,276)	(1,347,275)	(219,645)
Net Increase (Decrease)—Investor Shares	(103,652)	(17,154)	(89,530)	(14,930)
Admiral Shares
Issued	595,510	95,576	983,669	160,082
Issued in Lieu of Cash Distributions	107,911	17,477	188,948	30,801
Redeemed[1]	(535,664)	(87,122)	(731,053)	(119,299)
Net Increase (Decrease)—Admiral Shares	167,757	25,931	441,564	71,584

I. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended January 31, 2005–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1  Net of redemption fees of $1,368,000 and $1,197,000 (fund totals).

79

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 75 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on page 75 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the funds for buying and selling securities. Further, the expenses do not include the High-Yield Corporate Fund’s 1% fee on redemptions of shares held for less than one year; nor do the expenses include any account service fee described in the funds’ prospectuses. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended July 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	1/31/2007	7/31/2007	Period[1]
Based on Actual Fund Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,025.29	$1.00
Admiral Shares	1,000.00	1,025.85	0.45
Institutional Shares	1,000.00	1,026.00	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,017.29	$1.00
Admiral Shares	1,000.00	1,017.84	0.45
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$998.57	$1.14
Admiral Shares	1,000.00	999.11	0.59
High-Yield Corporate Fund
Investor Shares	$1,000.00	$978.34	$1.23
Admiral Shares	1,000.00	978.96	0.59
Based on Hypothetical 5% Yearly Return
Short-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.45	0.35
Intermediate-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.35	0.45
Long-Term Investment-Grade Fund
Investor Shares	$1,000.00	$1,023.65	$1.15
Admiral Shares	1,000.00	1,024.20	0.60
High-Yield Corporate Fund
Investor Shares	$1,000.00	$1,023.55	$1.25
Admiral Shares	1,000.00	1,024.20	0.60

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Short-Term Investment-Grade Fund, 0.20% for Investor Shares, 0.09% for Admiral Shares, and 0.07% for Institutional Shares; for the Intermediate-Term Investment-Grade Fund, 0.20% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Investment-Grade Fund, 0.23% for Investor Shares and 0.12% for Admiral Shares; for the High-Yield Corporate Fund, 0.25% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

81

Trustees Approve Advisory Arrangements

The board of trustees has renewed Vanguard Short-Term and Intermediate-Term Investment-Grade Funds’ investment advisory arrangement with The Vanguard Group, Inc. The board also has renewed the investment advisory agreements between Vanguard Long-Term Investment-Grade and High-Yield Corporate Funds and the funds’ advisor, Wellington Management Company, LLP. The board determined that continuing each fund’s advisory arrangement was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the benefits to shareholders of continuing to retain Vanguard and Wellington Management as the advisors to the funds, particularly in light of the nature, extent, and quality of services they have provided. The board considered the quality of investment management to the funds over both the short and long term and the organizational depth and stability of the firms. The board noted that Vanguard and Wellington Management have been the funds’ advisors since their inceptions and that the portfolio management teams employ disciplined investment processes and have considerable experience.

The board concluded that the advisors’ experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections, which also include information about the advisory fee expenses.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders. The board did not consider profitability of Wellington Management in determining whether to approve the advisory fees for the Long-Term Investment-Grade Fund and the High-Yield Corporate Fund, because Wellington Management is independent of Vanguard and the advisory fees are the result of arm’slength negotiations.

82

The benefit of economies of scale

The board concluded that, with regard to the Short-Term and Intermediate-Term Investment-Grade Funds, the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board also concluded that shareholders in the Long-Term Investment-Grade Fund and the High-Yield Corporate Fund benefit from economies of scale because of the breakpoints in each fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fees as each fund’s assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

83

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
147 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
147 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
147 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
147 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
147 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
147 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
147 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
147 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
147 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
147 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by calling
fund only if preceded or accompanied by	Vanguard at 800-662-2739. They are also available from
the fund’s current prospectus.	the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q392 092007

Vanguard® Short-Term Investment Grade Fund
Schedule of Investments
July 31, 2007

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (12.0%)
U.S. Government Securities (7.8%)
	U.S. Treasury Note	4.375%	11/15/08	7,325	7,292
	U.S. Treasury Note	4.500%	2/15/09	8,900	8,879
	U.S. Treasury Note	4.875%	8/15/09	90,000	90,507
	U.S. Treasury Note	3.375%	9/15/09	97,780	95,442
	U.S. Treasury Note	3.375%	10/15/09	70,000	68,294
	U.S. Treasury Note	4.625%	11/15/09	25,450	25,478
	U.S. Treasury Note	3.625%	1/15/10	275,000	269,112
	U.S. Treasury Note	3.500%	2/15/10	190,000	185,191
	U.S. Treasury Note	4.000%	4/15/10	107,200	105,726
	U.S. Treasury Note	3.875%	5/15/10	140,000	137,572
	U.S. Treasury Note	4.500%	5/15/10	100,000	99,875
	U.S. Treasury Note	3.625%	6/15/10	8,033	7,840
	U.S. Treasury Note	3.875%	9/15/10	275,000	269,673
	U.S. Treasury Note	4.250%	10/15/10	126,300	125,175
					1,496,056
Mortgage-Backed Securities (4.2%)
Conventional Mortgage-Backed Securities (1.3%)
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	3/1/17–4/1/17	17,310	17,457
[1,2]	Federal Home Loan Mortgage Corp.	7.000%	1/1/09	244	246
[1,2]	Federal National Mortgage Assn.	4.500%	8/1/22	59,300	56,465
[1,2]	Federal National Mortgage Assn.	5.000%	8/1/22	59,300	57,465
[1,2]	Federal National Mortgage Assn.	5.500%	8/1/22	59,300	58,559
[1,2]	Federal National Mortgage Assn.	6.000%	12/1/16–5/1/17	23,607	23,710
[1,2]	Federal National Mortgage Assn.	6.500%	12/1/11–9/1/16	21,660	21,955
[1,2]	Federal National Mortgage Assn.	7.000%	10/1/11–4/1/13	4,149	4,178
[1,2]	Federal National Mortgage Assn.	7.500%	3/1/15	658	670

	Nonconventional Mortgage-Backed Securities (2.9%)
[1,2]	Federal Home Loan Mortgage Corp.	3.666%	8/1/33	8,563	8,464
[1,2]	Federal Home Loan Mortgage Corp.	3.713%	8/1/33	6,079	6,014
[1,2]	Federal Home Loan Mortgage Corp.	3.849%	8/1/33	8,917	8,804
[1,2]	Federal Home Loan Mortgage Corp.	3.872%	7/1/33	38,417	37,931
[1,2]	Federal Home Loan Mortgage Corp.	3.916%	6/1/33	11,756	11,664
[1,2]	Federal Home Loan Mortgage Corp.	4.062%	5/1/33	6,127	6,110
[1,2]	Federal Home Loan Mortgage Corp.	4.083%	6/1/33	15,071	14,967
[1,2]	Federal Home Loan Mortgage Corp.	4.118%	5/1/33	13,157	13,095
[1,2]	Federal Home Loan Mortgage Corp.	4.200%	2/1/33	6,214	6,220
[1,2]	Federal Home Loan Mortgage Corp.	4.290%	1/1/33	7,598	7,627
[1,2]	Federal Home Loan Mortgage Corp.	4.639%	9/1/32	7,925	8,005
[1,2]	Federal Home Loan Mortgage Corp.	4.655%	10/1/32	6,602	6,657
[1,2]	Federal Home Loan Mortgage Corp.	4.753%	9/1/32	4,341	4,377
[1,2]	Federal Home Loan Mortgage Corp.	4.762%	8/1/32	8,262	8,336
[1,2]	Federal Home Loan Mortgage Corp.	4.840%	9/1/32	7,925	7,997
[1,2]	Federal Home Loan Mortgage Corp.	4.960%	8/1/32	8,887	8,976
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	5/15/18	18,040	17,992
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	7/15/24	19,157	19,054
[1,2]	Federal Home Loan Mortgage Corp.	5.183%	8/1/32	3,972	4,013
[1,2]	Federal Home Loan Mortgage Corp.	7.059%	7/1/32	3,301	3,328

1

[1,2]	Federal National Mortgage Assn.	3.000%	8/25/32	1,568	1,555
[1,2]	Federal National Mortgage Assn.	3.409%	8/1/33	9,176	9,048
[1,2]	Federal National Mortgage Assn.	3.465%	8/1/33	9,120	9,034
[1,2]	Federal National Mortgage Assn.	3.624%	8/1/33	8,392	8,319
[1,2]	Federal National Mortgage Assn.	3.697%	8/1/33	16,602	16,462
[1,2]	Federal National Mortgage Assn.	3.703%	8/1/33	3,099	3,074
[1,2]	Federal National Mortgage Assn.	3.709%	6/1/33	34,539	34,302
[1,2]	Federal National Mortgage Assn.	3.713%	7/1/33	12,838	12,725
[1,2]	Federal National Mortgage Assn.	3.714%	9/1/33	20,295	20,073
[1,2]	Federal National Mortgage Assn.	3.724%	6/1/33	17,514	17,394
[1,2]	Federal National Mortgage Assn.	3.752%	10/1/33	9,306	9,225
[1,2]	Federal National Mortgage Assn.	3.788%	9/1/33	28,962	28,727
[1,2]	Federal National Mortgage Assn.	3.808%	8/1/33	18,782	18,635
[1,2]	Federal National Mortgage Assn.	3.818%	7/1/33	20,320	20,199
[1,2]	Federal National Mortgage Assn.	3.960%	4/1/33	10,790	10,753
[1,2]	Federal National Mortgage Assn.	3.973%	5/1/33	23,826	23,782
[1,2]	Federal National Mortgage Assn.	4.004%	5/1/33	4,398	4,392
[1,2]	Federal National Mortgage Assn.	4.023%	4/1/33	7,376	7,392
[1,2]	Federal National Mortgage Assn.	4.048%	5/1/33	15,394	15,352
[1,2]	Federal National Mortgage Assn.	4.122%	5/1/33	10,736	10,726
[1,2]	Federal National Mortgage Assn.	4.201%	7/1/33	33,082	33,000
[1,2]	Federal National Mortgage Assn.	4.385%	12/1/32	4,117	4,150
[1,2]	Federal National Mortgage Assn.	4.862%	9/1/32	1,871	1,890
[1,2]	Federal National Mortgage Assn.	4.895%	9/1/32	4,620	4,672
[1,2]	Federal National Mortgage Assn.	5.500%	8/25/27	11,709	11,694
[1,2]	Federal National Mortgage Assn.	5.992%	8/1/32	5,208	5,260
[1,2]	Federal National Mortgage Assn.	7.089%	7/1/32	2,954	2,992
					795,163
Total U.S. Government and Agency Obligations (Cost $2,291,799)					2,291,219
Corporate Bonds (83.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (22.5%)
[2,3]	ARG Funding Corp.	4.020%	4/20/09	28,310	28,094
[2,4]	American Express Credit Account Master Trust	5.430%	9/15/10	23,200	23,220
[2,4]	American Express Credit Account Master Trust	5.770%	11/15/10	16,000	16,048
[2,4]	American Express Credit Account Master Trust	5.410%	3/15/12	16,630	16,660
[2,4]	American Express Credit Account Master Trust	5.350%	12/15/13	22,500	22,500
[2,4]	American Express Issuance Trust	5.350%	8/15/11	24,500	24,504
[2,3]	BA Covered Bond Issuer	5.500%	6/14/12	36,600	36,435
[2,3,4]	BMW Floorplan Master Owner Trust	5.320%	9/17/11	107,500	107,477
[2]	Banc of America Commercial Mortgage, Inc.	5.334%	9/10/45	14,475	14,492
[2]	Banc of America Funding Corp.	5.603%	9/20/46	76,537	76,713
[2]	Banc of America Mortgage Securities	4.879%	9/25/32	1,411	1,416
[2]	Banc of America Mortgage Securities	3.983%	2/25/33	2,959	2,961
[2]	Banc of America Mortgage Securities	4.183%	5/25/33	4,532	4,497
[2]	Banc of America Mortgage Securities	3.419%	7/25/33	7,100	6,993
[2]	Banc of America Mortgage Securities	3.552%	2/25/34	7,768	7,650
[2]	Banc of America Securities Auto Trust	5.180%	6/18/10	40,000	40,024
[2,4]	Bank One Issuance Trust	5.430%	12/15/10	25,000	25,032
[2]	Bank of America Credit Card Trust	4.720%	5/15/13	70,200	69,249
[2,4]	Bank of America Credit Card Trust	5.340%	6/17/13	44,920	44,943
[2]	Bay View Auto Trust	3.860%	3/25/10	4,432	4,408
[2]	Bear Stearns Adjustable Rate Mortgage Trust	5.814%	10/25/36	85,482	86,012
[2]	Bear Stearns Adjustable Rate Mortgage Trust	5.487%	5/25/47	65,628	64,647
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/41	46,800	46,509

2

[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	11,800	11,528
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/45	11,250	11,100
[2]	CIT Equipment Collateral	4.420%	5/20/09	18,762	18,656
[2]	CNH Equipment Trust	4.270%	1/15/10	9,351	9,250
[2]	CNH Equipment Trust	5.200%	8/16/10	26,400	26,330
[2,4]	CNH Wholesale Master Note Trust	5.430%	6/15/11	23,475	23,500
[2,4]	CNH Wholesale Master Note Trust	5.380%	7/15/12	29,350	29,376
[2]	Capital Auto Receivables Asset Trust	2.640%	11/17/08	7,620	7,612
[2]	Capital Auto Receivables Asset Trust	4.980%	5/15/11	29,550	29,496
[2]	Capital One Auto Finance Trust	5.250%	8/15/11	34,200	34,275
[2,4]	Capital One Master Trust	5.830%	10/15/10	23,750	23,753
[2]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	37,800	37,063
[2]	Capital One Prime Auto Receivables Trust	4.320%	8/15/09	11,320	11,288
[2]	Capital One Prime Auto Receivables Trust	4.990%	9/15/10	44,200	44,133
[2]	CarMax Auto Owner Trust	4.130%	5/15/09	8,431	8,411
[2]	CarMax Auto Owner Trust	4.210%	1/15/10	11,825	11,768
[2,4]	Chase Credit Card Master Trust	5.430%	7/15/10	24,900	24,926
[2,4]	Chase Issuance Trust	5.360%	10/15/12	33,000	33,021
[2]	Chase Manhattan Auto Owner Trust	3.870%	6/15/09	15,727	15,614
[2]	Chase Manhattan Auto Owner Trust	5.340%	7/15/10	62,600	62,678
[2]	Chase Manhattan Auto Owner Trust	3.980%	4/15/11	16,100	15,889
[2]	Citibank Credit Card Issuance Trust	4.850%	2/10/11	44,200	44,049
[2]	Citibank Credit Card Issuance Trust	5.150%	3/7/11	39,250	39,239
[2]	Citibank Credit Card Issuance Trust	5.500%	6/22/12	46,900	47,313
[2]	Citibank Credit Card Issuance Trust	4.750%	10/22/12	49,000	48,431
[2]	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	41,000	41,170
[2]	Citigroup Mortgage Loan Trust, Inc.	4.665%	3/25/34	9,879	9,796
[2]	Citigroup/Deutsche Bank Commercial Mortgage	5.205%	12/11/49	46,000	45,150
[2]	Countrywide Home Loans	4.047%	5/25/33	7,864	7,742
[2]	Countrywide Home Loans	3.465%	11/19/33	14,841	14,656
[2]	Countrywide Home Loans	5.358%	3/20/36	36,487	36,499
[2]	Countrywide Home Loans	5.467%	2/25/47	45,081	44,795
[2]	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	13,100	13,084
[2]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	36,575	36,795
[2]	DaimlerChrysler Auto Trust	5.330%	8/8/10	29,260	29,291
[2]	DaimlerChrysler Auto Trust	4.980%	2/8/11	26,200	26,143
[2,4]	DaimlerChrysler Master Owner Trust	5.350%	11/15/11	22,000	22,004
[2,4]	Discover Card Master Trust I	5.350%	4/16/10	34,200	34,203
[2,4]	Discover Card Master Trust I	5.330%	9/16/10	46,000	46,019
[2,4]	Federal National Mortgage Assn. Grantor Trust	5.560%	6/25/33	396	398
[2]	First Horizon Mortgage Pass-Through Trust	5.690%	11/25/36	35,242	35,318
[2]	First Horizon Mortgage Pass-Through Trust	5.505%	1/25/37	81,138	81,185
[2,4]	Fleet Home Equity Loan Trust	5.570%	1/20/33	7,632	7,625
[2]	Ford Credit Auto Owner Trust	3.480%	11/15/08	4,270	4,262
[2]	Ford Credit Auto Owner Trust	4.170%	1/15/09	4,495	4,489
[2]	Ford Credit Auto Owner Trust	4.300%	8/15/09	7,434	7,403
[2]	Ford Credit Auto Owner Trust	5.160%	11/15/10	27,500	27,534
[2]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	20,500	20,085
[2,4]	GE Capital Credit Card Master Note Trust	5.360%	9/15/10	44,900	44,903
[2,4]	GE Capital Credit Card Master Note Trust	5.360%	3/15/13	17,600	17,612
[2]	GMAC Mortgage Corp. Loan Trust	5.301%	11/19/35	13,316	13,184
[2,4]	Gracechurch Card Funding PLC	5.340%	11/16/09	29,400	29,403
[2,4]	Gracechurch Card Funding PLC	5.330%	9/15/10	39,500	39,508
[2,4]	Granite Master Issuer PLC	5.430%	12/20/54	26,200	26,210
[2,4]	Granite Master Issuer PLC	5.400%	12/17/54	8,800	8,800

3

[2]	Harley-Davidson Motorcycle Trust	2.630%	11/15/10	8,582	8,461
[2]	Harley-Davidson Motorcycle Trust	2.070%	2/15/11	7,320	7,227
[2]	Harley-Davidson Motorcycle Trust	2.760%	5/15/11	10,714	10,570
[2]	Harley-Davidson Motorcycle Trust	2.530%	11/15/11	11,184	10,948
[2]	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	9,800	9,809
[2]	Harley-Davidson Motorcycle Trust	3.560%	2/15/12	20,506	20,170
[2]	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	13,850	13,885
[2]	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	28,850	28,830
[2]	Harley-Davidson Motorcycle Trust	5.040%	10/15/12	29,100	29,052
[2]	Honda Auto Receivables Owner Trust	4.610%	8/17/09	12,681	12,641
[2]	Honda Auto Receivables Owner Trust	5.100%	3/18/11	58,700	58,776
[2]	Honda Auto Receivables Owner Trust	5.460%	5/23/11	27,400	27,555
[2]	Hyundai Auto Receivables Trust	5.110%	4/15/11	52,000	52,018
[2]	JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/46	22,200	21,831
[2]	JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/47	18,700	18,469
[2]	JPMorgan Chase Commercial Mortgage Securities	5.992%	6/15/49	27,400	27,655
[2]	JPMorgan Mortgage Trust	5.300%	7/25/35	87,891	87,136
[2]	John Deere Owner Trust	3.980%	6/15/09	6,104	6,074
[2]	John Deere Owner Trust	5.040%	7/15/11	34,700	34,485
[2,3,4]	Kildare Securities Ltd.	5.420%	12/10/43	58,600	58,547
[2]	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,500	36,917
[2]	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	22,968
[2,4]	MBNA Credit Card Master Note Trust	5.440%	8/16/10	41,300	41,338
[2,4]	MBNA Credit Card Master Note Trust	5.340%	2/15/12	40,000	40,021
[2]	Master Adjustable Rate Mortgages Trust	3.815%	4/25/34	13,000	12,745
[2]	Merrill Auto Trust Securitization	4.100%	8/25/09	18,575	18,510
[2]	Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/33	14,859	14,936
[2]	Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/33	7,009	7,012
[2]	Merrill Lynch Mortgage Investors, Inc.	4.562%	2/25/34	19,563	19,433
[2]	Merrill Lynch Mortgage Investors, Inc.	5.501%	5/25/36	50,602	50,694
[2]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.282%	8/12/48	23,500	23,128
[2]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.693%	6/12/50	10,300	10,298
[2]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.331%	3/12/51	18,760	18,494
[2]	Morgan Stanley Capital I	5.804%	6/11/42	81,050	81,303
[2]	Morgan Stanley Capital I	5.374%	3/12/44	25,330	25,289
[2,4]	Morgan Stanley Dean Witter Credit Card
	Home Equity Line of Credit Trust	5.590%	11/25/15	3,507	3,478
[2]	Morgan Stanley Mortgage Loan Trust	4.076%	2/25/34	14,121	14,079
[2]	Morgan Stanley Mortgage Loan Trust	5.426%	6/25/36	42,846	42,728
[2,4]	National City Credit Card Master Trust	5.370%	8/15/12	57,400	57,469
[2,4]	National City Credit Card Master Trust	5.370%	3/17/14	24,825	24,829
[2]	Nissan Auto Receivables Owner Trust	3.990%	7/15/09	18,124	18,024
[2]	Nissan Auto Receivables Owner Trust	4.190%	7/15/09	10,625	10,573
[2,4]	Nissan Auto Receivables Owner Trust	5.350%	7/15/10	29,100	29,122
[2]	Nissan Auto Receivables Owner Trust	5.450%	6/15/12	40,400	40,629
[2,3,4]	Nordstrom Private Label Credit Card Master Trust	5.380%	5/15/15	93,000	92,999
[2]	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	39,250	38,321
[2]	PG&E Energy Recovery Funding LLC	4.370%	6/25/14	47,300	45,775
[2,4]	Permanent Financing PLC	5.470%	6/10/11	6,650	6,650
[2,4]	Permanent Master Issuer PLC	5.410%	1/15/16	32,800	32,799
[2]	Provident Funding Mortgage Loan Trust	4.047%	4/25/34	24,055	24,047
[2,4]	Rental Car Finance Corp.	5.520%	6/25/09	28,540	28,591

4

[2]	Residential Funding Mortgage Securities I	5.864%	8/25/36	62,127	62,556
[2]	Residential Funding Mortgage Securities I	5.975%	9/25/36	27,791	27,993
[2]	Salomon Brothers Mortgage Securities VII	4.116%	9/25/33	29,475	29,300
[2]	Sequoia Mortgage Trust	5.654%	9/20/46	80,079	80,080
[2]	Thornburg Mortgage Securities Trust	3.308%	3/25/44	13,824	14,202
[2]	Toyota Auto Receivables Owner Trust	2.790%	1/15/10	8,430	8,422
[2]	USAA Auto Owner Trust	4.550%	2/16/10	46,559	46,379
[2]	USAA Auto Owner Trust	2.670%	10/15/10	23,015	22,680
[2,4]	Volkswagen Credit Auto Master Trust	5.340%	7/20/10	53,775	53,785
[2,4]	Wachovia Asset Securitization, Inc.	5.580%	6/25/33	3,006	3,005
[2]	Wachovia Auto Loan Owner Trust	5.100%	7/20/11	24,500	24,471
[2]	Wachovia Auto Owner Trust	5.390%	9/20/11	25,320	25,445
[2]	Washington Mutual Mortgage
	Pass-Through Certificates	4.109%	1/25/33	2,782	2,794
[2]	Washington Mutual Mortgage
	Pass-Through Certificates	3.842%	8/25/33	8,435	8,394
[2]	Washington Mutual Mortgage
	Pass-Through Certificates	4.045%	9/25/33	11,443	11,371
[2]	Wells Fargo Home Equity Trust	3.970%	5/25/34	25,812	25,044
[2]	Wells Fargo Mortgage Backed Securities Trust	5.644%	10/25/36	77,919	77,536
[2]	World Omni Auto Receivables Trust	4.400%	4/20/09	9,747	9,733
[2]	World Omni Auto Receivables Trust	5.010%	10/15/10	53,450	53,373
[2]	World Omni Auto Receivables Trust	5.230%	2/15/11	17,600	17,630
					4,295,980
Finance (35.1%)
	Banking (19.4%)
[3,4]	ANZ National Bank International Ltd.	5.430%	4/14/08	56,800	56,822
[3,4]	ANZ National Bank International Ltd.	5.396%	8/7/09	19,600	19,600
[4]	Allied Irish Banks	5.345%	8/3/07	63,495	63,495
	AmSouth Bank NA	6.125%	3/1/09	2,300	2,330
[4]	Associated Bank NA	5.476%	2/1/08	9,350	9,354
[4]	Associated Bank NA	5.480%	6/2/08	37,550	37,567
	Astoria Financial Corp.	5.750%	10/15/12	12,000	11,911
	BB&T Corp.	6.500%	8/1/11	11,970	12,301
[3,4]	BBVA US Senior S.A. Unipersonal	5.430%	4/17/09	117,500	117,535
[3]	BNP Paribas	4.800%	6/24/15	13,800	13,166
[3,4]	BTMU Curacao Holdings NV	5.680%	12/19/16	36,725	36,614
[2,3]	Banco Mercantil del Norte	6.135%	10/13/16	19,550	19,501
[3]	Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/14	34,000	33,745
[3,4]	Banco Santander Chile	5.710%	12/9/09	18,900	18,899
[2]	Bank of America Capital Trust XIV	5.630%	12/31/49	105,428	99,625
[4]	Bank of America Corp.	5.360%	2/27/09	33,500	33,499
[4]	Bank of America Corp.	5.455%	8/2/10	20,000	20,033
	Bank of America Corp.	5.375%	8/15/11	48,739	48,719
[4]	Bank of Ireland	5.410%	12/18/09	61,800	61,852
	Bank of New York Co., Inc.	3.900%	9/1/07	23,610	23,576
[2]	Bank of New York Co., Inc.	3.400%	3/15/13	9,355	9,244
	Bank of New York Co., Inc.	5.050%	3/3/09	37,900	37,841
	Bank of New York Co., Inc.	5.410%	5/15/09	30,800	30,960
	Bank of New York Co., Inc.	7.300%	12/1/09	4,900	5,103
	Bank of New York Co., Inc.	4.950%	1/14/11	14,700	14,419
[4]	Bank of Nova Scotia	5.360%	3/28/08	94,000	94,008
	Barclays Bank PLC	7.400%	12/15/09	6,788	7,147
[4]	Branch Banking & Trust Co.	5.410%	9/2/08	17,800	17,809
[2,3]	CBG Florida REIT Corp.	7.114%	2/15/49	25,100	24,834
[4]	Canadian Imperial Bank of Commerce	5.410%	5/27/08	34,200	34,213
[4]	Charter One Bank N.A.	5.410%	4/24/09	29,370	29,384

5

	Charter One Bank N.A.	5.500%	4/26/11	16,400	16,578
[4]	Citigroup Global Markets	5.460%	3/17/09	38,700	38,747
[4]	Citigroup, Inc.	5.416%	11/1/07	33,100	33,108
[4]	Citigroup, Inc.	5.500%	6/9/09	81,000	81,183
	Citigroup, Inc.	5.250%	2/27/12	19,900	19,688
[2,3]	Commonwealth Bank of Australia	6.024%	3/15/49	21,125	21,093
[3,4]	Credit Agricole	5.410%	5/28/10	93,750	93,747
[2,3]	Credit Agricole	6.637%	5/28/49	7,600	7,551
[4]	Credit Suisse First Boston USA, Inc.	5.470%	6/2/08	40,000	40,012
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	38,425	37,343
[4]	Credit Suisse First Boston USA, Inc.	5.560%	8/15/10	41,500	41,628
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	8,500	8,510
	Deutsche Bank Financial, Inc.	7.500%	4/25/09	17,920	18,537
[3,4]	Deutsche Bank Financial, Inc.	5.680%	4/30/09	11,730	11,734
[3]	Development Bank of Singapore Ltd.	7.875%	8/10/09	21,600	22,738
[3,4]	Development Bank of Singapore Ltd.	5.580%	5/16/17	54,850	54,849
[3,4]	DnB NOR Bank ASA	5.430%	10/13/09	60,900	60,924
	Fifth Third Bank	3.375%	8/15/08	16,701	16,423
[4]	First Tennessee Bank	5.500%	12/17/09	23,500	23,562
	FirstStar Bank	7.125%	12/1/09	8,425	8,746
	FleetBoston Financial Corp.	7.375%	12/1/09	5,000	5,219
	Golden West Financial Corp.	4.125%	8/15/07	10,975	10,969
	GreenPoint Financial Corp.	3.200%	6/6/08	36,560	35,910
[3]	HBOS Treasury Services PLC	4.000%	9/15/09	32,000	31,331
[3,4]	^ HBOS Treasury Services PLC	5.420%	12/8/10	89,800	89,796
	HSBC Bank PLC	6.950%	3/15/11	4,800	5,066
	HSBC Bank USA	3.875%	9/15/09	38,500	37,501
[4]	HSBC Bank USA	5.490%	12/14/09	38,500	38,584
[3]	ICICI Bank Ltd.	5.750%	1/12/12	9,125	9,049
[2]	Independence Community Bank	3.750%	4/1/14	16,040	15,630
[2]	JPMorgan Chase & Co.	4.891%	9/1/15	25,200	24,458
	JPMorgan Chase & Co.	5.600%	6/1/11	35,000	35,026
[4]	KeyCorp	5.420%	5/26/09	19,570	19,587
	KeyCorp	4.700%	5/21/09	15,700	15,545
[2,3]	Lloyds TSB Group PLC	6.267%	11/14/49	23,575	22,503
[2,3]	M & T Bank Corp.	3.850%	4/1/13	18,050	17,852
[4]	MBNA Corp.	5.786%	5/5/08	17,400	17,457
	MBNA Corp.	5.625%	11/30/07	3,925	3,927
	Marshall & Ilsley Bank	5.150%	2/22/12	21,500	21,085
[2]	Mellon Capital IV	6.244%	6/29/49	32,825	32,659
	Mellon Funding Corp.	3.250%	4/1/09	48,350	46,802
	National Australia Bank	6.600%	12/10/07	9,026	9,066
	National Australia Bank	8.600%	5/19/10	18,760	20,238
[2]	National Westminster Bank PLC	7.750%	4/29/49	23,222	23,293
	National Westminster Bank PLC	7.375%	10/1/09	9,337	9,803
[2]	North Fork Bancorp., Inc.	5.000%	8/15/12	16,450	16,464
	North Fork Bancorp., Inc.	5.875%	8/15/12	8,070	8,032
	PNC Funding Corp.	6.500%	5/1/08	9,795	9,877
[4]	PNC Funding Corp.	5.340%	6/12/09	23,450	23,450
	PNC Funding Corp.	5.125%	12/14/10	28,155	27,964
[4]	Regions Financial Corp.	5.436%	8/8/08	47,400	47,437
	Regions Financial Corp.	4.375%	12/1/10	1,500	1,447
	Regions Financial Corp.	7.000%	3/1/11	10,385	10,862
	Republic New York Corp.	5.875%	10/15/08	9,934	10,008
[4]	Royal Bank of Canada	5.330%	3/20/08	28,180	28,198
	Royal Bank of Canada	5.290%	2/2/09	114,300	114,489
[3,4]	Royal Bank of Scotland Group PLC	5.410%	7/21/08	97,700	97,745
	Santander Finance Issuances	6.375%	2/15/11	17,675	18,386
[3,4]	Santander U.S. Debt, S.A. Unipersonal	5.420%	11/20/09	119,400	119,395
	Sanwa Bank Ltd.	7.400%	6/15/11		9,825	10,531

6

	Skandinaviska Enskilda Banken	6.875%	2/15/09	11,630	11,931
[2,3]	Societe Generale	5.922%	12/5/49	9,200	8,901
	Sovereign Bancorp, Inc.	4.800%	9/1/10	7,000	6,901
	Sovereign Bank	4.000%	2/1/08	4,800	4,770
[2]	Sovereign Bank	4.375%	8/1/13	2,397	2,370
[4]	State Street Corp.	5.460%	4/30/12	5,000	5,000
	SunTrust Banks, Inc.	4.000%	10/15/08	8,650	8,530
[4]	SunTrust Banks, Inc.	5.460%	5/22/09	14,700	14,713
[4]	SunTrust Banks, Inc.	5.480%	6/2/09	56,470	56,557
	Svenska Handelsbanken NY	8.125%	8/15/07	32,615	32,638
	Toronto Dominion Bank NY	6.150%	10/15/08	4,400	4,458
	US Bank NA	3.700%	8/1/07	6,840	6,839
	US Bank NA	4.125%	3/17/08	47,500	47,188
	US Bank NA	5.700%	12/15/08	17,500	17,620
[2]	US Central Credit Union	2.700%	9/30/09	4,545	4,412
[2]	USB Capital IX	6.189%	4/15/49	53,940	53,609
[2,3]	USB Realty Corp.	6.091%	12/15/49	11,750	11,667
[3,4]	Unicredit Luxembourg Finance	5.700%	1/13/17	51,600	51,598
[2]	Wachovia Capital Trust III	5.800%	12/31/49	27,485	26,463
[4]	Wachovia Corp.	5.410%	10/28/08	52,900	52,932
	Wachovia Corp.	6.000%	10/30/08	9,775	9,864
	Wachovia Corp.	6.375%	2/1/09	45,800	46,403
	Wachovia Corp.	6.150%	3/15/09	15,650	15,846
[4]	Wachovia Corp.	5.490%	10/15/11	24,450	24,477
	Wachovia Corp.	5.300%	10/15/11	18,725	18,526
	Washington Mutual, Inc.	4.375%	1/15/08	46,194	45,927
[4]	Wells Fargo & Co.	5.420%	9/28/07	86,800	86,809
	Wells Fargo & Co.	3.750%	10/15/07	25,000	24,919
	Wells Fargo & Co.	5.250%	12/1/07	14,300	14,293
	Wells Fargo & Co.	4.200%	1/15/10	50,000	48,700
	Wells Fargo Bank NA	6.450%	2/1/11	23,800	24,528
	Western Financial Bank	9.625%	5/15/12	5,610	5,989
[4]	Zions Bancorp.	5.480%	4/15/08	65,700	65,698

	Brokerage (4.0%)
	Bear Stearns Co., Inc.	4.000%	1/31/08	11,100	11,025
[2,4]	Bear Stearns Co., Inc.	5.486%	2/8/08	24,500	24,515
[4]	Bear Stearns Co., Inc.	5.450%	8/21/09	43,450	43,304
	Bear Stearns Co., Inc.	4.500%	10/28/10	24,158	23,121
[4]	Bear Stearns Co., Inc.	5.587%	1/31/11	25,020	24,773
	Bear Stearns Co., Inc.	5.350%	2/1/12	18,000	17,520
	Franklin Resources Inc.	3.700%	4/15/08	14,100	13,937
[2]	Goldman Sachs Capital II	5.793%	6/1/49	19,430	18,310
[4]	Goldman Sachs Group, Inc.	5.690%	7/23/09	6,265	6,297
[4]	Goldman Sachs Group, Inc.	5.440%	12/23/09	49,750	49,445
[4]	Goldman Sachs Group, Inc.	5.560%	3/2/10	29,300	29,377
[4]	Goldman Sachs Group, Inc.	5.660%	6/28/10	45,030	45,198
	Goldman Sachs Group, Inc.	5.625%	1/15/17	5,870	5,581
	Jefferies Group Inc.	5.875%	6/8/14	7,050	6,772
	LaBranche & Co.	9.500%	5/15/09	14,450	14,595
	LaBranche & Co.	11.000%	5/15/12	1,625	1,641
[4]	Lehman Brothers Holdings, Inc.	5.460%	8/21/09	24,450	24,454
[4]	Lehman Brothers Holdings, Inc.	5.500%	5/25/10	19,555	19,340
	Lehman Brothers Holdings, Inc.	4.500%	7/26/10	38,620	37,288
	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	69,400	69,263
[4]	Lehman Brothers Holdings, Inc.	6.140%	8/19/65	9,410	9,443
[4]	Merrill Lynch & Co., Inc.	5.576%	2/5/10	56,575	56,375
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	33,300	32,414

7

	Merrill Lynch & Co., Inc.	4.790%	8/4/10	35,465	34,877
[4]	Merrill Lynch & Co., Inc.	5.590%	6/5/12	25,000	24,597
[4]	Morgan Stanley Dean Witter	5.640%	1/15/10	100,900	101,294
	Morgan Stanley Dean Witter	6.750%	4/15/11	17,500	18,242

	Finance Companies (5.1%)
[4]	American Express Centurion Bank	5.480%	11/16/09	9,500	9,523
	American Express Credit Corp.	3.000%	5/16/08	11,450	11,248
[4]	American Express Credit Corp.	5.380%	5/19/09	23,750	23,758
[4]	American Express Credit Corp.	5.470%	10/4/10	19,600	19,606
[3]	American Express Travel	5.250%	11/21/11	18,800	18,709
[4]	American General Finance Corp.	5.470%	8/16/07	25,000	25,001
[4]	American General Finance Corp.	5.480%	1/18/08	24,200	24,216
	American General Finance Corp.	2.750%	6/15/08	5,850	5,722
	American General Finance Corp.	4.625%	5/15/09	23,935	23,671
	American General Finance Corp.	5.375%	9/1/09	14,065	14,067
	American General Finance Corp.	3.875%	10/1/09	39,000	37,856
	American General Finance Corp.	4.875%	5/15/10	5,200	5,117
	CIT Group, Inc.	5.600%	4/27/11	52,775	52,236
	CIT Group, Inc.	5.800%	7/28/11	24,450	24,359
	Capital One Bank	5.000%	6/15/09	19,650	19,552
	Capital One Bank	6.500%	6/13/13	4,875	4,994
[4]	Capital One Bank FSB	5.460%	3/13/09	48,900	48,983
	Capital One Financial	5.700%	9/15/11	14,700	14,771
	Capital One Financial	4.800%	2/21/12	4,380	4,204
	Capital One Financial	6.250%	11/15/13	1,990	2,006
	Countrywide Home Loan	3.250%	5/21/08	3,400	3,336
	General Electric Capital Corp.	3.500%	8/15/07	8,200	8,194
[4]	General Electric Capital Corp.	5.400%	3/4/08	22,500	22,502
[2,4]	General Electric Capital Corp.	5.460%	7/28/08	39,150	39,188
	General Electric Capital Corp.	4.125%	9/1/09	50,000	48,918
[4]	General Electric Capital Corp.	5.417%	5/10/10	41,400	41,335
	General Electric Capital Corp.	4.250%	9/13/10	34,250	33,262
	General Electric Capital Corp.	4.375%	11/21/11	10,516	10,097
	General Electric Capital Corp.	5.875%	2/15/12	4,800	4,880
	General Electric Capital Corp.	4.375%	3/3/12	18,600	17,787
[2]	HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	4,832
	HSBC Finance Corp.	4.125%	11/16/09	17,500	16,965
	HSBC Finance Corp.	4.625%	9/15/10	46,650	45,707
	HSBC Finance Corp.	5.250%	1/14/11	34,825	34,248
	International Lease Finance Corp.	6.375%	3/15/09	9,410	9,545
	International Lease Finance Corp.	4.750%	7/1/09	6,965	6,870
	International Lease Finance Corp.	5.450%	3/24/11	23,250	23,176
	International Lease Finance Corp.	5.750%	6/15/11	23,425	23,531
	International Lease Finance Corp.	5.300%	5/1/12	13,100	12,880
	iStar Financial Inc.	7.000%	3/15/08	2,320	2,338
	iStar Financial Inc.	4.875%	1/15/09	34,560	34,287
[4]	Residential Capital Corp.	6.660%	11/21/08	14,100	13,713
[4]	Residential Capital Corp.	6.460%	5/22/09	18,760	17,845
	Residential Capital Corp.	6.375%	6/30/10	8,950	8,412
	Residential Capital Corp.	6.500%	4/17/13	11,150	9,977
[4]	SLM Corp.	5.500%	7/27/09	36,000	35,355
	SLM Corp.	4.500%	7/26/10	52,945	48,710

	Insurance (5.2%)
[2]	Allstate Corp.	6.125%	5/15/37	7,320	6,848
[4]	Berkshire Hathaway Finance Corp.	5.410%	1/11/08	19,000	19,004
	Berkshire Hathaway Finance Corp.	3.375%	10/15/08	22,600	22,138
	Chubb Corp.	5.472%	8/16/08	97,900	98,134

8

[2]	Chubb Corp.	6.375%	3/29/37	3,760	3,628
	Coventry Health Care Inc.	5.875%	1/15/12	2,375	2,390
[2]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	5,850	5,607
	Genworth Financial, Inc.	5.231%	5/16/09	25,300	25,231
	Hartford Financial Services Group, Inc.	4.700%	9/1/07	4,850	4,846
	Hartford Financial Services Group, Inc.	5.550%	8/16/08	29,400	29,458
[2]	ING Capital Funding Trust III	5.775%	12/8/49	11,170	10,636
[3]	ING Security Life Institutional Funding	4.250%	1/15/10	29,500	28,852
[3]	Jackson National Life Insurance Co.	3.500%	1/22/09	14,620	14,283
[3]	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,310
[2,3]	Liberty Mutual Insurance Co.	7.000%	3/15/37	7,600	6,854
[2]	Lincoln National Corp.	6.050%	4/20/67	8,340	7,722
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	4,100	3,864
[3,4]	MassMutual Global Funding II	5.425%	4/21/11	117,100	116,862
[3,4]	Merna Reinsurance Ltd.	7.110%	7/7/10	18,330	18,330
[3,4]	MetLife Global Funding I	5.520%	5/18/10	48,900	48,975
[3]	Monumental Global Funding II	3.450%	11/30/07	8,200	8,146
[3,4]	Monumental Global Funding II	5.420%	1/9/09	46,875	46,899
[3]	Monumental Global Funding II	4.375%	7/30/09	14,310	14,098
[3,5]	New York Life Global Funding	3.875%	1/15/09	23,700	23,258
[2,3]	Oil Insurance Ltd.	7.558%	6/30/49	13,225	13,744
[3]	PRICOA Global Funding I	3.900%	12/15/08	42,325	41,575
[3]	PRICOA Global Funding I	4.200%	1/15/10	12,000	11,715
[3]	PRICOA Global Funding I	4.625%	6/25/12	5,000	4,834
[3,4]	Premium Asset Trust	5.510%	7/15/08	22,800	22,828
[3]	Principal Life Global	3.625%	4/30/08	14,550	14,367
[3]	Principal Life Global	4.400%	10/1/10	9,800	9,561
	Principal Life Income Funding	5.125%	3/1/11	29,400	29,181
	Safeco Corp.	4.200%	2/1/08	43,799	43,515
	Safeco Corp.	4.875%	2/1/10	9,380	9,289
[3]	TIAA Global Markets	4.125%	11/15/07	15,000	14,948
[2]	Travelers Cos. Inc.	6.250%	3/15/37	16,175	15,146
	Travelers Property Casualty Corp.	3.750%	3/15/08	34,420	34,053
	UnitedHealth Group, Inc.	3.375%	8/15/07	9,500	9,493
	UnitedHealth Group, Inc.	3.300%	1/30/08	23,875	23,628
[4]	UnitedHealth Group, Inc.	5.440%	3/2/09	19,575	19,574
	UnumProvident Corp.	5.859%	5/15/09	12,200	12,230
	WellPoint Inc.	3.750%	12/14/07	36,117	35,870
	WellPoint Inc.	4.250%	12/15/09	16,300	15,914
	Willis North America Inc.	5.125%	7/15/10	8,040	7,898
[3]	Xlliac Global Funding	4.800%	8/10/10	15,700	15,489
[2,3]	ZFS Finance USA Trust I	5.875%	5/9/32	14,625	14,486

	Real Estate Investment Trusts (1.4%)
	Archstone-Smith Operating Trust	5.250%	12/1/10	13,150	13,111
	Arden Realty LP	5.200%	9/1/11	7,700	7,629
	AvalonBay Communities, Inc.	5.000%	8/1/07	4,000	3,999
	AvalonBay Communities, Inc.	8.250%	7/15/08	9,885	10,134
	Brandywine Operating Partnership	5.750%	4/1/12	17,190	17,164
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	7,248
	Developers Diversified Realty Corp.	5.375%	10/15/12	14,100	13,892
	HRPT Properties Trust	6.950%	4/1/12	10,000	10,556
	Health Care Property Investors, Inc.	4.875%	9/15/10	24,350	23,691
	Health Care REIT, Inc.	7.500%	8/15/07	974	975
	Health Care REIT, Inc.	8.000%	9/12/12	9,750	10,652
	Liberty Property LP	6.375%	8/15/12	9,400	9,688
	ProLogis	5.250%	11/15/10	21,800	21,601
	ProLogis	5.500%	4/1/12	18,820	18,677
	Regency Centers LP	7.950%	1/15/11	4,700	5,049

9

	Simon Property Group Inc.	6.375%	11/15/07	15,190	15,224
	Simon Property Group Inc.	4.875%	3/18/10	27,900	27,520
	Simon Property Group Inc.	4.875%	8/15/10	17,950	17,613
	United Dominion Realty Trust	6.500%	6/15/09	6,350	6,463
[3]	Westfield Capital Corp.	4.375%	11/15/10	18,930	18,382
					6,688,990
Industrial (21.5%)
	Basic Industry (0.4%)
	International Steel Group, Inc.	6.500%	4/15/14	8,800	8,624
	Lubrizol Corp.	5.875%	12/1/08	10,920	10,971
	Lubrizol Corp.	4.625%	10/1/09	28,128	27,620
	Weyerhaeuser Co.	6.750%	3/15/12	9,790	10,024
[3,4]	Xstrata Finance Dubay Ltd.	5.710%	11/13/09	14,750	14,671

	Capital Goods (2.9%)
	Allied Waste North America Inc.	6.875%	6/1/17	9,125	8,486
[4]	Avery Dennison Corp.	5.587%	8/10/07	23,800	23,800
[3]	BAE Systems Holdings Inc.	4.750%	8/15/10	33,386	32,973
	Boeing Capital Corp.	6.100%	3/1/11	21,075	21,717
[2,3]	C8 Capital SPV Ltd.	6.640%	12/15/49	5,600	5,600
	Caterpillar Financial Services Corp.	2.700%	7/15/08	7,660	7,467
	Caterpillar Financial Services Corp.	3.700%	8/15/08	6,910	6,789
	Caterpillar Financial Services Corp.	4.500%	9/1/08	13,700	13,577
[4]	Caterpillar Financial Services Corp.	5.430%	3/10/09	38,200	38,234
[4]	Caterpillar Financial Services Corp.	5.408%	8/11/09	74,100	74,113
	Harsco Corp.	5.125%	9/15/13	8,000	7,738
[4]	Honeywell International, Inc.	5.420%	3/13/09	24,500	24,495
[4]	Honeywell International, Inc.	5.410%	7/27/09	9,800	9,797
	Honeywell International, Inc.	6.125%	11/1/11	2,628	2,703
	John Deere Capital Corp.	3.900%	1/15/08	42,675	42,378
	John Deere Capital Corp.	4.875%	3/16/09	13,815	13,733
	John Deere Capital Corp.	4.625%	4/15/09	32,900	32,578
	John Deere Capital Corp.	5.400%	4/7/10	3,300	3,322
	L-3 Communications Corp.	7.625%	6/15/12	2,325	2,331
	L-3 Communications Corp.	6.125%	7/15/13	1,550	1,434
	L-3 Communications Corp.	5.875%	1/15/15	5,600	5,082
	Lafarge SA	6.150%	7/15/11	1,875	1,923
	Masco Corp.	4.625%	8/15/07	10,900	10,895
[2,3]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	13,043	13,025
	Northrop Grumman Corp.	8.000%	10/15/09	5,400	5,696
	Northrop Grumman Corp.	7.125%	2/15/11	4,675	4,923
[3]	Oakmont Asset Trust	4.514%	12/22/08	16,110	15,873
	Owens-Brockway Glass Container, Inc.	8.875%	2/15/09	6,812	6,897
	Raytheon Co.	6.750%	8/15/07	10,849	10,853
[4]	Textron Financial Corp.	5.590%	8/28/07	31,780	31,774
	Textron Financial Corp.	4.125%	3/3/08	13,200	13,102
[4]	Textron Financial Corp.	5.460%	1/12/09	39,170	39,174
	Textron Financial Corp.	4.600%	5/3/10	11,750	11,560
	Tyco International Group SA	6.375%	10/15/11	9,765	10,145

	Communication (4.3%)
	AT&T Inc.	4.125%	9/15/09	42,950	41,833
[4]	AT&T Inc.	5.456%	2/5/10	35,200	35,200
[3,4]	America Movil SA de C.V.	5.460%	6/27/08	18,700	18,720
	America Movil SA de C.V.	4.125%	3/1/09	15,625	15,254
	British Sky Broadcasting Corp.	6.875%	2/23/09	4,750	4,860
	British Sky Broadcasting Corp.	8.200%	7/15/09	47,967	50,547
	British Telecommunications PLC	8.625%	12/15/10	24,040	26,468
		Clear Channel Communications, Inc.	4.625%	1/15/08	26,155	25,816
		Comcast Cable Communications, Inc.	6.750%	1/30/11	18,800	19,419
		Comcast Corp.	5.850%	1/15/10	33,312	33,502

10

	Comcast Corp.	5.500%	3/15/11	29,190	29,022
[4]	Cox Communications, Inc.	5.910%	12/14/07	8,960	8,973
	Cox Communications, Inc.	3.875%	10/1/08	4,725	4,639
	Cox Communications, Inc.	7.875%	8/15/09	21,348	22,294
	Cox Communications, Inc.	4.625%	1/15/10	13,400	13,076
[3]	Cox Enterprises, Inc.	7.875%	9/15/10	12,000	12,754
	Deutsche Telekom International Finance	3.875%	7/22/08	22,141	21,822
	Deutsche Telekom International Finance	8.000%	6/15/10	10,605	11,331
	Gannett Co., Inc.	4.125%	6/15/08	32,845	32,408
[4]	Gannett Co., Inc.	5.560%	5/26/09	24,500	24,478
[2]	NYNEX Corp.	9.550%	5/1/10	6,163	6,477
	News America Inc.	6.625%	1/9/08	14,620	14,680
	Nextel Communications	5.950%	3/15/14	10,000	9,347
	Sprint Capital Corp.	6.125%	11/15/08	22,180	22,331
	Sprint Capital Corp.	7.625%	1/30/11	17,860	18,742
	Telecom Italia Capital	4.000%	1/15/10	35,850	34,723
	Telecom Italia Capital	4.875%	10/1/10	19,700	19,326
	Telefonica Emisiones SAU	5.984%	6/20/11	54,800	55,056
	Telefonos de Mexico SA	4.500%	11/19/08	58,830	57,653
[3]	Time Warner, Inc.	5.400%	7/2/12	23,500	22,989
	Univision Communications, Inc.	3.500%	10/15/07	25,905	25,766
	Univision Communications, Inc.	3.875%	10/15/08	9,230	8,941
	Verizon Global Funding Corp.	7.250%	12/1/10	39,430	41,577
	Verizon Global Funding Corp.	6.875%	6/15/12	18,725	19,675
[4]	Vodafone Group PLC	5.450%	12/28/07	14,700	14,702
	Consumer Cyclical (4.6%)
[3,4]	American Honda Finance	5.420%	3/9/09	53,870	53,901
[3,4]	American Honda Finance	5.420%	5/12/09	29,400	29,409
[3]	American Honda Finance	5.125%	12/15/10	24,390	24,321
[2]	CVS Caremark Corp.	6.302%	6/1/37	16,400	15,751
	CVS Caremark Corp.	4.000%	9/15/09	9,500	9,222
	CVS Caremark Corp.	5.750%	8/15/11	10,000	10,019
	Carnival Corp.	3.750%	11/15/07	15,110	15,032
	Centex Corp.	7.875%	2/1/11	5,040	5,254
[4]	DaimlerChrysler North America Holding Corp.	5.886%	10/31/08	36,439	36,505
	DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	35,400	34,923
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	9,150	9,411
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	11,000	10,758
	Federated Department Stores, Inc.	6.300%	4/1/09	16,875	16,987
	Federated Department Stores, Inc.	6.625%	4/1/11	17,146	17,074
	Gamestop Corp.	8.000%	10/1/12	8,750	8,837
[3]	Harley-Davidson Inc.	5.000%	12/15/10	9,300	9,199
	Harrah’s Entertainment Inc.	7.875%	3/15/10	5,425	5,472
	International Speedway Corp.	4.200%	4/15/09	25,770	25,199
	J.C. Penney Co., Inc.	8.000%	3/1/10	2,400	2,546
	J.C. Penney Co., Inc.	9.000%	8/1/12	25,811	29,461
[4]	Johnson Controls, Inc.	5.590%	1/17/08	24,475	24,493
	K. Hovnanian Enterprises	6.250%	1/15/16	7,710	5,937
	KB Home	6.375%	8/15/11	8,750	7,995
	KB Home	7.250%	6/15/18	2,200	1,914
	MDC Holdings Inc.	7.000%	12/1/12	5,385	5,416
	MGM Mirage, Inc.	8.500%	9/15/10	5,600	5,684
	MGM Mirage, Inc.	6.750%	4/1/13	3,825	3,471
	MGM Mirage, Inc.	5.875%	2/27/14	4,000	3,400
	May Department Stores Co.	5.950%	11/1/08	17,020	16,989
	May Department Stores Co.	4.800%	7/15/09	22,297	21,891

11

[3]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	28,250	27,727
[3]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	39,247
[4]	Paccar Financial Corp.	5.410%	5/17/10	70,325	70,452
	Royal Caribbean Cruises	6.750%	3/15/08	6,470	6,446
	Royal Caribbean Cruises	7.000%	6/15/13	11,500	11,025
	Royal Caribbean Cruises	6.875%	12/1/13	2,320	2,213
	Target Corp.	3.375%	3/1/08	7,900	7,816
	Target Corp.	5.400%	10/1/08	27,295	27,319
	Tenneco Automotive Inc.	8.625%	11/15/14	4,400	4,312
[4]	The Walt Disney Co.	5.430%	7/16/10	19,550	19,549
	The Walt Disney Co.	5.700%	7/15/11	7,500	7,636
[4]	Time Warner, Inc.	5.590%	11/13/09	29,500	29,550
	Toll Corp.	8.250%	2/1/11	2,305	2,299
[2]	Toyota Motor Credit Corp.	2.750%	8/6/09	5,727	5,575
[4]	Viacom Inc.	5.710%	6/16/09	34,200	34,302
	Wal-Mart Stores, Inc.	4.000%	1/15/10	20,000	19,456
	Wal-Mart Stores, Inc.	4.125%	7/1/10	44,000	42,717
	Western Union Co.	5.400%	11/17/11	19,500	19,194
	Yum! Brands, Inc.	7.650%	5/15/08	15,944	16,210
	Yum! Brands, Inc.	8.875%	4/15/11	6,800	7,487
	Consumer Noncyclical (4.0%)
	Abbott Laboratories	3.750%	3/15/11	6,550	6,225
	Abbott Laboratories	5.600%	5/15/11	16,845	16,931
	Altria Group, Inc.	5.625%	11/4/08	9,475	9,517
	Altria Group, Inc.	7.000%	11/4/13	3,000	3,237
	AmerisourceBergen Corp.	5.625%	9/15/12	10,000	9,842
[3,4]	Amgen Inc.	5.440%	11/28/08	32,800	32,803
	Amgen Inc.	4.000%	11/18/09	41,950	40,777
	Baxter Finco, BV	4.750%	10/15/10	21,300	21,028
	Becton, Dickinson & Co.	7.150%	10/1/09	4,900	5,069
	Bristol-Myers Squibb Co.	5.250%	8/15/13	5,875	5,796
	Brown-Forman Corp.	3.000%	3/15/08	14,700	14,484
[3]	Cadbury Schweppes US Finance	3.875%	10/1/08	44,815	44,113
	Campbell Soup Co.	5.875%	10/1/08	20,300	20,421
[3,4]	Cardinal Health, Inc.	5.630%	10/2/09	18,725	18,743
[3]	Cargill Inc.	3.625%	3/4/09	25,180	24,531
[4]	Clorox Co.	5.485%	12/14/07	39,000	39,016
[3]	Cosan Finance Ltd.	7.000%	2/1/17	4,560	4,218
	Diageo Capital PLC	3.375%	3/20/08	16,435	16,224
[4]	General Mills, Inc.	5.490%	1/22/10	28,100	28,054
	H.J. Heinz Co.	6.000%	3/15/08	9,525	9,562
	Hershey Foods Corp.	5.300%	9/1/11	5,625	5,638
	Hormel Foods Corp.	6.625%	6/1/11	8,900	9,276
	Hospira, Inc.	4.950%	6/15/09	19,000	18,856
	Kellogg Co.	6.600%	4/1/11	50,120	51,928
	Kraft Foods, Inc.	4.125%	11/12/09	40,750	39,446
	Kroger Co.	6.375%	3/1/08	9,170	9,223
	Kroger Co.	7.450%	3/1/08	10,880	10,999
	Kroger Co.	7.250%	6/1/09	13,131	13,517
	Land O’Lakes Inc.	9.000%	12/15/10	1,590	1,656
[4]	Martin Marietta	5.610%	4/30/10	18,750	18,750
	Medtronic Inc.	4.375%	9/15/10	18,800	18,073
	Molson Coors Capital Finance	4.850%	9/22/10	6,575	6,474
[3]	Pepsi Bottling Holdings Inc.	5.625%	2/17/09	26,200	26,374
	PepsiAmericas Inc.	6.375%	5/1/09	10,170	10,371
	PepsiAmericas Inc.	5.625%	5/31/11	4,890	4,933
	Quest Diagnostic, Inc.	5.125%	11/1/10	9,400	9,226
	Reynolds American Inc.	7.625%	6/1/16	3,050	3,130
[3,4]	SABMiller PLC	5.660%	7/1/09	14,675	14,712

12

[3]	SABMiller PLC	6.200%	7/1/11	27,465	28,136
[4]	Safeway, Inc.	5.710%	3/27/09	19,600	19,617
	Safeway, Inc.	7.500%	9/15/09	31,300	32,577
	Smithfield Foods, Inc.	7.750%	7/1/17	6,050	5,869
	Wyeth	6.950%	3/15/11	20,680	21,701

	Energy (1.6%)
	Anadarko Finance Co.	6.750%	5/1/11	6,201	6,424
[4]	Anadarko Petroleum Corp.	5.760%	9/15/09	47,220	47,237
	Chesapeake Energy Corp.	7.625%	7/15/13	3,850	3,831
	Conoco Funding Co.	6.350%	10/15/11	30,020	31,036
	Devon Financing Corp.	6.875%	9/30/11	21,840	22,994
[3]	GS-Caltex Oil Corp.	5.500%	10/15/15	8,300	8,020
	Kerr McGee Corp.	6.875%	9/15/11	15,100	15,666
[2,3,6]	Oil Enterprises Ltd.	6.239%	6/30/08	5,027	5,068
[2,3]	PF Export Receivables Master Trust	3.748%	6/1/13	7,879	7,424
[2,3]	PF Export Receivables Master Trust	6.436%	6/1/15	14,305	14,447
	Petrobras International Finance	7.750%	9/15/14	1,600	1,712
[2,3]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	5,800	5,750
	Phillips Petroleum Co.	8.750%	5/25/10	24,495	26,695
	Phillips Petroleum Co.	9.375%	2/15/11	15,375	17,372
	Shell International Finance	5.625%	6/27/11	50,251	51,107
[3]	Trans Capital Investment	5.670%	3/5/14	25,475	24,761
	Valero Energy Corp.	3.500%	4/1/09	11,600	11,272
	XTO Energy, Inc.	5.900%	8/1/12	11,250	11,446

	Technology (1.6%)
[4]	Cisco Systems Inc.	5.440%	2/20/09	14,700	14,717
	Hewlett-Packard Co.	3.625%	3/15/08	9,437	9,335
[4]	Hewlett-Packard Co.	5.420%	6/15/10	23,450	23,424
	International Business Machines Corp.	6.450%	8/1/07	14,750	14,748
	International Business Machines Corp.	3.800%	2/1/08	29,800	29,552
	International Business Machines Corp.	4.250%	9/15/09	13,825	13,554
	International Business Machines Corp.	4.950%	3/22/11	73,300	72,300
	Intuit Inc.	5.400%	3/15/12	9,375	9,219
[4]	Oracle Corp.	5.420%	5/14/10	93,775	93,773
	Pitney Bowes Credit Corp.	5.750%	8/15/08	12,560	12,610
	Pitney Bowes, Inc.	5.000%	3/15/15	14,170	13,350

	Transportation (1.9%)
[2,4,6]	American Airlines, Inc.	5.980%	9/23/07	13,772	13,777
[2]	American Airlines, Inc.	3.857%	7/9/10	7,546	7,206
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	14,700	14,801
	CSX Corp.	4.875%	11/1/09	5,740	5,671
	CSX Corp.	6.750%	3/15/11	16,800	17,414
	Canadian National Railway Co.	4.250%	8/1/09	3,000	2,947
	Canadian National Railway Co.	6.375%	10/15/11	4,500	4,636
[2]	Continental Airlines, Inc.	6.648%	9/15/17	3,899	3,958
[2]	Continental Airlines, Inc.	9.798%	4/1/21	8,434	9,120
[3]	ERAC USA Finance Co.	7.350%	6/15/08	9,610	9,736
[3,4]	ERAC USA Finance Co.	5.610%	4/30/09	9,400	9,400
[3,4]	ERAC USA Finance Co.	5.610%	8/28/09	19,500	19,480
[3]	ERAC USA Finance Co.	7.950%	12/15/09	12,270	12,945
[3]	ERAC USA Finance Co.	8.000%	1/15/11	8,400	9,012
	FedEx Corp.	3.500%	4/1/09	39,720	38,479
	FedEx Corp.	5.500%	8/15/09	21,600	21,587
	Greenbrier Co. Inc.	8.375%	5/15/15	9,113	8,976
[2,4]	JetBlue Airways Corp.	9.610%	3/15/08	2,976	2,983
[2,4]	JetBlue Airways Corp.	8.460%	11/15/08	3,176	3,131

13

[2,4]	JetBlue Airways Corp.	5.735%	12/15/13	19,090	19,042
[4]	JetBlue Airways Corp.	5.780%	3/15/14	25,765	25,881
[4]	JetBlue Airways Corp.	5.810%	11/15/16	19,135	19,155
	Norfolk Southern Corp.	6.750%	2/15/11	16,300	16,900
	Norfolk Southern Corp.	5.257%	9/17/14	10,806	10,330
[3]	PSA International Pte. Ltd.	5.750%	6/29/11	14,060	14,307
	TFM SA de CV	9.375%	5/1/12	2,000	2,118
	Union Pacific Corp.	5.750%	10/15/07	15,200	15,194
	Union Pacific Corp.	7.250%	11/1/08	11,600	11,877
	Union Pacific Corp.	3.875%	2/15/09	9,500	9,310
	Other (0.2%)
	Briggs & Stratton Corp.	8.875%	3/15/11	17,470	18,256
[2,3]	Parker Retirement Savings Plan Trust	6.340%	7/15/08	2,769	2,783
	Stanley Works	3.500%	11/1/07	6,880	6,845
	Steelcase Inc.	6.500%	8/15/11	6,850	6,970
	Thermo Electron Corp.	5.000%	6/1/15	6,730	6,050
					4,087,695
Utilities (4.7%)
	Electric Utilities (4.0%)
[3]	AES Panama SA	6.350%	12/21/16	8,500	8,396
[4]	Alabama Power Co.	5.550%	8/25/09	27,490	27,570
	Avista Corp.	9.750%	6/1/08	20,100	20,718
	Carolina Power & Light Co.	6.650%	4/1/08	25,900	26,072
	Consolidated Edison Co. of New York	8.125%	5/1/10	6,010	6,446
	Consumers Energy Co.	4.800%	2/17/09	10,783	10,696
[4]	Dominion Resources, Inc.	5.660%	9/28/07	51,750	51,741
[2]	Dominion Resources, Inc.	6.300%	9/30/66	37,740	37,579
	Entergy Gulf States, Inc.	3.600%	6/1/08	47,530	46,799
	FPL Group Capital, Inc.	5.625%	9/1/11	35,570	35,851
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	8,820	8,575
	FirstEnergy Corp.	6.450%	11/15/11	7,750	7,977
	Florida Power Corp.	4.500%	6/1/10	14,775	14,507
[2,3]	GWF Energy LLC	6.131%	12/30/11	8,552	8,632
[2]	Georgia Power Capital Trust	4.875%	11/1/42	55,000	54,833
[4]	Georgia Power Co.	5.540%	2/17/09	925	927
	MidAmerican Energy Co.	5.650%	7/15/12	32,800	33,241
	Northeast Utilities	3.300%	6/1/08	6,025	5,923
	Northeast Utilities	7.250%	4/1/12	16,385	17,537
	Northern States Power Co.	4.750%	8/1/10	11,100	10,995
	Nstar	8.000%	2/15/10	8,502	9,082
	Ohio Edison	4.000%	5/1/08	8,000	7,911
	Ohio Power Co.	5.300%	11/1/10	10,030	10,039
	Oncor Electric Delivery Co.	5.000%	9/1/07	10,000	9,996
	PPL Capital Funding, Inc.	4.330%	3/1/09	34,242	33,732
[2]	PPL Capital Funding, Inc.	6.700%	3/30/67	20,650	19,832
	PPL Electric Utilities Corp.	6.250%	8/15/09	19,070	19,468
	Pacific Gas & Electric Co.	3.600%	3/1/09	12,320	12,013
	Pacific Gas & Electric Co.	4.200%	3/1/11	5,000	4,825
	Pepco Holdings, Inc.	5.500%	8/15/07	8,911	8,911
[4]	Pepco Holdings, Inc.	5.985%	6/1/10	11,510	11,502
	Public Service Co. of Colorado	4.375%	10/1/08	12,260	12,139
	Public Service Co. of Colorado	6.875%	7/15/09	22,758	23,484
	Public Service Co. of New Mexico	4.400%	9/15/08	6,050	5,994
	Public Service Electric & Gas	4.000%	11/1/08	40,378	39,607
	Puget Sound Energy Inc.	3.363%	6/1/08	16,610	16,271
[3]	SP PowerAssets Ltd.	3.800%	10/22/08	18,875	18,581
[4]	Southern California Edison Co.	5.455%	2/2/09	7,500	7,502
	Southern California Edison Co.	7.625%	1/15/10	7,150	7,555
[3,4]	TXU Electric Delivery	5.735%	9/16/08	24,450	24,831

14

	Tampa Electric Co.	6.875%	6/15/12	4,700	4,953
	Texas - New Mexico Power Co.	6.125%	6/1/08	7,575	7,610
	Natural Gas (0.7%)
	AGL Capital Corp.	7.125%	1/14/11	9,900	10,454
	CenterPoint Energy	6.500%	2/1/08	18,360	18,445
	Enterprise Products Operating LP	4.000%	10/15/07	13,680	13,630
[2]	Enterprise Products Operating LP	8.375%	8/1/66	20,700	21,290
[3]	Gaz Capital SA	6.212%	11/22/16	14,100	13,501
	ONEOK Partners, LP	5.900%	4/1/12	9,370	9,535
	Plains All American Pipeline LP	4.750%	8/15/09	26,800	26,418
[2]	Southern Union Co.	7.200%	11/1/66	17,625	17,714
[2]	Trans-Canada Pipelines	6.350%	5/15/67	7,500	7,059
					888,899
Total Corporate Bonds (Cost $16,053,113)					15,961,564
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
[3]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	15,000	14,789
	China Development Bank	8.250%	5/15/09	18,790	19,808
[3]	Export-Import Bank of Korea	4.125%	2/10/09	19,200	18,944
	Korea Development Bank	4.750%	7/20/09	56,500	55,999
[2]	Pemex Finance Ltd.	9.690%	8/15/09	18,450	19,213
[2,3]	Petroleum Export/Cayman	4.623%	6/15/10	19,667	19,492
[2,3]	Petroleum Export/Cayman	5.265%	6/15/11	18,954	18,766
[3]	Petronas Capital Ltd.	7.000%	5/22/12	20,700	21,738
[2,3]	Qatar Petroleum	5.579%	5/30/11	20,889	20,968
[2,3]	Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/09	18,173	17,815
[2,3]	Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/20	14,590	13,763
[3]	Republic of Trinidad & Tobago	9.875%	10/1/09	18,760	20,477
Total Sovereign Bonds (Cost $263,505)					261,772
Taxable Municipal Bonds (0.3%)
	Minnesota GO	5.000%	8/1/11	27,635	28,883
	Minnesota GO	5.000%	8/1/12	29,040	30,597
Total Taxable Municipal Bonds (Cost $59,559)					59,480

				Shares
Preferred Stocks (0.6%)
	Aspen Insurance Holdings	7.401%		262,600	6,171
[4]	Bank of America Corp.	5.710%		736,360	18,085
	General Electric Capital Corp.	6.450%		300,000	7,503
[4]	Goldman Sachs Group, Inc.	6.027%		2,080,000	51,480
[4]	Merrill Lynch & Co., Inc.	5.860%		152,000	3,754
	Santander Financial	6.800%		404,900	10,508
[4]	SunTrust Banks, Inc.	5.885%		369,500	9,330
[4]	Zions Bancorp.	5.875%		293,775	7,447
Total Preferred Stocks (Cost $116,354)					114,278
Temporary Cash Investments (2.5%)
[7]	Vanguard Market Liquidity Fund, 5.302%			481,394,042	481,394
[7]	Vanguard Market Liquidity Fund, 5.302%			2,040,000	2,040
Total Temporary Cash Investments (Cost $483,434)					483,434
Total Investments (100.6%) (Cost $19,267,764)					19,171,747

15

Market
Value
($000)
Other Assets and Liabilities—Net (–0.6%)	(125,314)
Other Assets—Note B	241,739
Liabilities—Note F	(367,053)
(125,314)
Net Assets (100%)	19,046,433

^  Part of security position is on loan to broker-dealers.

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payment and prepayments or the possibility of the issue being called.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $2,830,111,000, representing 14.9% of net assets.

4  Adjustable-rate security

5  Securities with a value of $17,173,000 have been segregated as initial margin for open futures contracts.

6  Scheduled principal and interest payments are guarenteed by Municipal Bond Insurance Association.

7  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

16

Vanguard® Intermediate-Term Investment Grade Fund
Schedule of Investments
July 31, 2007
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (17.6%)
U.S. Government Securities (15.5%)
	U.S. Treasury Bond	3.625%	5/15/13	5,000	4,746
	U.S. Treasury Bond	4.625%	2/15/17	56,900	56,162
	U.S. Treasury Note	4.500%	9/30/11	4,225	4,210
	U.S. Treasury Note	4.625%	10/31/11	2,625	2,628
	U.S. Treasury Note	4.500%	11/30/11	13,900	13,850
	U.S. Treasury Note	4.625%	12/31/11	4,700	4,705
	U.S. Treasury Note	4.750%	1/31/12	8,475	8,528
	U.S. Treasury Note	4.875%	2/15/12	152,800	154,686
	U.S. Treasury Note	4.625%	2/29/12	15,300	15,314
	U.S. Treasury Note	4.500%	3/31/12	8,100	8,059
	U.S. Treasury Note	4.500%	4/30/12	48,250	48,016
	U.S. Treasury Note	4.750%	5/31/12	7,750	7,795
	U.S. Treasury Note	4.375%	8/15/12	31,500	31,210
	U.S. Treasury Note	4.000%	11/15/12	13,500	13,133
	U.S. Treasury Note	3.875%	2/15/13	49,980	48,192
	U.S. Treasury Note	4.250%	8/15/13	153,700	150,601
	U.S. Treasury Note	4.250%	11/15/13	78,630	76,885
	U.S. Treasury Note	4.000%	2/15/14	87,200	83,862
	U.S. Treasury Note	4.250%	8/15/14	33,400	32,476
	U.S. Treasury Note	4.500%	11/15/15	10,400	10,208
	U.S. Treasury Note	5.125%	5/15/16	9,300	9,519
	U.S. Treasury Note	4.875%	8/15/16	60,250	60,617
	U.S. Treasury Note	4.625%	11/15/16	2,600	2,568
	U.S. Treasury Note	4.500%	5/15/17	21,100	20,648
					868,618
Agency Bonds and Notes (0.3%)
	Agency for International Development—Egypt
	(U.S. Government Guaranteed)	4.450%	9/15/15	20,000	19,226

Mortgage-Backed Securities (1.8%)
	Conventional Mortgage-Backed Securities (1.3%)
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	4/1/17	4,436	4,474
[1,2]	Federal National Mortgage Assn.	4.500%	8/1/22	23,325	22,210
[1,2]	Federal National Mortgage Assn.	5.000%	8/1/22	23,325	22,603
[1,2]	Federal National Mortgage Assn.	5.500%	8/1/22	23,325	23,033

	Nonconventional Mortgage-Backed Securities (0.5%)
[1,2]	Federal Home Loan Mortgage Corp.	4.840%	9/1/32	1,432	1,445
[1,2]	Federal Home Loan Mortgage Corp.	4.960%	8/1/32	3,532	3,567
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	6/15/24	18,762	18,706
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	10/15/24	4,141	4,112
					100,150
Total U.S. Government and Agency Obligations (Cost $990,066)					987,994
Corporate Bonds (77.7%)
Asset Backed/Commercial Mortgage-Backed Securities (8.3%)
[2,3]	American Express Credit Account Master Trust	5.430%	9/15/10	6,800	6,806
[2,3]	American Express Credit Account Master Trust	5.430%	10/15/10	10,000	10,010
[2,3]	American Express Credit Account Master Trust	5.350%	12/15/14	15,000	15,034
[2,3]	American Express Credit Account Master Trust	5.370%	9/15/16	10,000	10,005
[2,4]	BA Covered Bond Issuer	5.500%	6/14/12	11,000	10,950
[2,3]	Bank One Issuance Trust	5.430%	12/15/10	14,000	14,018

17

[2]	Bank One Issuance Trust	4.370%	4/15/12	10,000	9,857
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/41	8,000	7,861
[2]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	7,360	7,190
[2]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	7,000	6,864
[2]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	15,000	14,566
[2,3]	Chase Credit Card Master Trust	5.430%	7/15/10	11,000	11,011
[2,3]	Chase Issuance Trust	5.360%	10/15/12	25,000	25,016
[2]	Citibank Credit Card Issuance Trust	5.150%	3/7/11	11,125	11,122
[2,3]	Citibank Credit Card Issuance Trust	5.390%	10/20/14	25,000	25,110
[2]	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	9,631
[2]	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	13,000	13,054
[2]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	11,000	11,066
[2]	Detroit Edison Securitization Funding LLC	6.190%	3/1/13	15,000	15,370
[2,3]	Discover Card Master Trust I	5.330%	9/16/10	25,000	25,010
[2,3]	Fleet Home Equity Loan Trust	5.570%	1/20/33	2,255	2,253
[2]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	5,350	5,242
[2,3]	GE Capital Credit Card Master Note Trust	5.360%	9/15/10	11,000	11,001
[2]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	8,000	7,663
[2]	Massachusetts RRB Special Purpose Trust	4.400%	3/15/15	12,000	11,545
[2,3]	MBNA Credit Card Master Note Trust	5.340%	2/15/12	15,000	15,008
[2,3]	MBNA Credit Card Master Note Trust	5.380%	6/15/15	31,000	31,013
[2]	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.749%	6/12/50	5,000	5,011
[2]	Morgan Stanley Capital I	5.804%	6/11/42	24,100	24,175
[2,3]	Morgan Stanley Dean Witter Credit Card
	Home Equity Line of Credit Trust	5.590%	11/25/15	1,032	1,023
[2,3]	National City Credit Card Master Trust	5.370%	8/15/12	10,000	10,012
[2,3]	National City Credit Card Master Trust	5.370%	3/17/14	15,000	15,003
[2,3,4]	Nordstrom Private Label Credit Card Master Trust	5.380%	5/15/15	28,000	28,000
[2]	PECO Energy Transition Trust	6.520%	12/31/10	10,000	10,344
[2]	PSE&G Transition Funding LLC	6.610%	6/15/15	15,000	15,910
[2,3]	Target Credit Card Master Trust	5.380%	10/27/14	15,000	15,010
					467,764
Finance (35.7%)
	Banking (17.2%)
[3]	Allied Irish Banks	5.345%	8/3/07	17,518	17,518
	AmSouth Bank NA	5.200%	4/1/15	10,000	9,411
[2,4]	ANZ Capital Trust II	5.360%	12/15/49	10,000	9,735
[3,4]	ANZ National Bank International Ltd.	5.430%	4/14/08	13,000	13,005
	Astoria Financial Corp.	5.750%	10/15/12	9,000	8,933
[2,4]	Banco Mercantil del Norte	6.862%	10/13/21	5,000	4,962
[4]	Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/14	8,550	8,486
[4]	Banco Santander Peru	5.375%	12/9/14	4,000	3,858
[2]	Bank of America Capital Trust XIV	5.630%	12/31/49	18,540	17,520
	Bank of America Corp.	4.875%	1/15/13	16,021	15,463
	Bank of America Corp.	5.250%	12/1/15	15,000	14,388
	Bank of America Corp.	5.300%	3/15/17	9,000	8,478
	Bank of America Corp.	5.420%	3/15/17	10,800	10,449
[5]	Bank of New York Co., Inc.	4.950%	1/14/11	5,000	4,904
	Bank of New York Co., Inc.	4.950%	3/15/15	5,000	4,713
	Bank One Corp.	7.875%	8/1/10	10,262	10,916
	Bank One Corp.	4.900%	4/30/15	15,000	13,931
[2,4]	Barclays Bank PLC	5.926%	12/15/49	15,000	14,880
	BB&T Corp.	6.500%	8/1/11	12,500	12,846
	BB&T Corp.	4.750%	10/1/12	5,000	4,834
[2,4]	BBVA International Preferred Unipersonal	5.919%	12/31/49	7,000	6,643
[4]	BNP Paribas	4.800%	6/24/15	10,000	9,540
[3,4]	BTMU Curacao Holdings NV	5.680%	12/19/16	10,790	10,758
[2,4]	CBG Florida REIT Corp.	7.114%	2/15/49	17,340	17,157
[3]	Citigroup, Inc.	5.500%	6/9/09	25,700	25,758
	Citigroup, Inc.	7.250%	10/1/10	900	946

18

	Citigroup, Inc.	5.625%	8/27/12	20,000	20,016
	Citigroup, Inc.	5.000%	9/15/14	9,000	8,567
	Citigroup, Inc.	5.300%	1/7/16	10,000	9,602
	Citigroup, Inc.	5.500%	2/15/17	25,000	23,900
	Comerica Bank	5.750%	11/21/16	4,000	3,984
[2,4]	Commonwealth Bank of Australia	6.024%	3/15/49	17,050	17,024
[2,4]	Credit Agricole	6.637%	5/28/49	3,900	3,875
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	20,000	20,024
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	9,697
[3,4]	Development Bank of Singapore Ltd.	5.580%	5/16/17	16,500	16,500
	Fifth Third Bank	4.750%	2/1/15	18,150	16,905
	First Tennessee Bank	5.050%	1/15/15	5,000	4,645
	Golden West Financial Corp.	4.750%	10/1/12	22,450	21,569
	HSBC Bank USA	3.875%	9/15/09	1,500	1,461
	HSBC Bank USA	4.625%	4/1/14	22,000	20,477
	Hudson United Bank	7.000%	5/15/12	9,200	9,719
[4]	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,653
	JPMorgan Chase & Co.	4.500%	1/15/12	5,000	4,783
	JPMorgan Chase & Co.	5.750%	1/2/13	10,000	9,942
	JPMorgan Chase & Co.	4.875%	3/15/14	5,000	4,729
	JPMorgan Chase & Co.	6.125%	6/27/17	15,000	15,176
	Key Bank NA	4.950%	9/15/15	18,000	17,036
[2,4]	Lloyds TSB Group PLC	6.267%	11/14/49	6,875	6,562
[2,4]	M & T Bank Corp.	3.850%	4/1/13	2,750	2,720
	Marshall & Ilsley Bank	5.250%	9/4/12	4,000	3,901
	MBNA Corp.	7.500%	3/15/12	6,145	6,610
	Mellon Bank NA	4.750%	12/15/14	5,000	4,690
	Mellon Funding Corp.	3.250%	4/1/09	10,000	9,680
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	9,355
	National Australia Bank	8.600%	5/19/10	5,000	5,394
	National City Bank	6.250%	3/15/11	8,000	8,129
	National City Corp.	4.900%	1/15/15	3,435	3,176
[2]	National Westminster Bank PLC	7.750%	4/29/49	7,300	7,322
	PNC Bank NA	4.875%	9/21/17	10,600	9,798
	PNC Funding Corp.	5.625%	2/1/17	5,000	4,874
	Regions Financial Corp.	7.750%	3/1/11	10,000	10,696
	Regions Financial Corp.	6.375%	5/15/12	8,975	9,181
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	6,000	5,913
	Sanwa Bank Ltd.	7.400%	6/15/11	2,825	3,028
[4]	Scotland International Finance	7.700%	8/15/10	10,000	10,727
	Skandinaviska Enskilda Banken	6.875%	2/15/09	5,000	5,129
[2,4]	Societe Generale	5.922%	12/5/49	20,000	19,350
	Southtrust Corp.	5.800%	6/15/14	14,705	14,479
	Sovereign Bancorp, Inc.	4.800%	9/1/10	5,000	4,929
	Sovereign Bank	4.000%	2/1/08	4,900	4,869
	American General Finance Corp.	5.850%	6/1/13	25,000	25,162
[2,4]	American General Finance Corp.	6.000%	1/15/67	8,000	7,750
	Capital One Bank	5.125%	2/15/14	10,000	9,493
	Capital One Financial	6.250%	11/15/13	8,000	8,063
	CIT Group, Inc.	5.000%	2/1/15	12,000	10,968
	CIT Group, Inc.	5.400%	1/30/16	11,000	10,202
	CIT Group, Inc.	5.650%	2/13/17	1,500	1,405
	Countrywide Home Loan	4.000%	3/22/11	10,000	9,260
	General Electric Capital Corp.	4.375%	11/21/11	10,200	9,793
	General Electric Capital Corp.	5.875%	2/15/12	54,600	55,507
	General Electric Capital Corp.	4.375%	3/3/12	5,200	4,973
	General Electric Capital Corp.	6.000%	6/15/12	25,000	25,519
[2]	HSBC Finance Capital Trust IX	5.911%	11/30/35	27,500	26,578
	HSBC Finance Corp.	4.125%	11/16/09	5,000	4,847
[3]	HSBC Finance Corp.	5.710%	9/14/12	8,000	7,886
	International Lease Finance Corp.	5.750%	6/15/11	4,700	4,721

19

	International Lease Finance Corp.	5.875%	5/1/13	10,000	10,023
	International Lease Finance Corp.	5.650%	6/1/14	10,000	9,819
	iStar Financial Inc.	7.000%	3/15/08	680	685
	iStar Financial Inc.	5.950%	10/15/13	10,000	9,660
	Residential Capital Corp.	6.375%	6/30/10	13,900	13,065
	Residential Capital Corp.	6.500%	4/17/13	3,130	2,801
	SLM Corp.	5.125%	8/27/12	9,000	8,024
	SLM Corp.	5.050%	11/14/14	7,500	6,250
	USAA Capital Corp.	4.640%	12/15/09	11,000	10,863
[4]	USAA Capital Corp.	4.996%	12/12/11	15,000	14,821

	Insurance (5.1%)
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,000	2,936
	Allied World Assurance	7.500%	8/1/16	5,000	5,251
[2]	Allstate Corp.	6.125%	5/15/37	2,200	2,058
	Berkshire Hathaway Finance Corp.	4.750%	5/15/12	20,000	19,634
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	5,000	4,814
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	17,100	16,352
[2]	Chubb Corp.	6.375%	3/29/37	8,000	7,719
	CIGNA Corp.	7.000%	1/15/11	10,000	10,467
	Coventry Health Care Inc.	5.875%	1/15/12	625	629
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	3,893
[2]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,740	1,668
	Genworth Financial, Inc.	4.950%	10/1/15	5,000	4,718
[2]	Genworth Financial, Inc.	6.150%	11/15/66	8,000	7,404
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	10,000	9,485
	Humana Inc.	6.450%	6/1/16	10,000	9,955
[2]	ING Capital Funding Trust III	5.775%	12/8/49	3,120	2,971
[2,4]	Liberty Mutual Insurance Co.	7.000%	3/15/37	2,225	2,007
	Lincoln National Corp.	6.200%	12/15/11	7,000	7,172
[2]	Lincoln National Corp.	6.050%	4/20/67	5,940	5,500
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	5,325	5,018
[3,4]	Merna Reinsurance Ltd.	7.110%	7/7/10	5,450	5,450
	MetLife, Inc.	5.375%	12/15/12	10,000	9,921
[3,4]	Monumental Global Funding III	5.530%	1/25/13	10,000	10,019
	Nationwide Financial Services	5.900%	7/1/12	5,000	5,084
[4]	New York Life Global Funding	5.375%	9/15/13	12,000	11,888
[2,4]	Oil Insurance Ltd.	7.558%	6/30/49	10,600	11,016
[2]	PartnerRe Finance II	6.440%	12/1/66	15,000	14,121
[4]	Principal Life Global	4.400%	10/1/10	10,000	9,756
	Protective Life Secured Trust	4.000%	4/1/11	5,000	4,795
	Prudential Financial, Inc.	5.100%	9/20/14	15,000	14,262
	Prudential Financial, Inc.	4.750%	6/13/15	7,000	6,472
	St. Paul Travelers Cos., Inc.	5.500%	12/1/15	4,000	3,879
[2]	Travelers Cos. Inc.	6.250%	3/15/37	4,750	4,448
	Travelers Property Casualty Corp.	5.000%	3/15/13	5,000	4,807
	UnitedHealth Group, Inc.	5.000%	8/15/14	12,000	11,388
	WellPoint Inc.	6.375%	1/15/12	7,500	7,715
	WellPoint Inc.	6.800%	8/1/12	10,000	10,435
[4]	Xlliac Global Funding	4.800%	8/10/10	3,300	3,256
[2,4]	ZFS Finance USA Trust I	5.875%	5/9/32	4,400	4,358

	Real Estate Investment Trusts (2.5%)
	Archstone-Smith Operating Trust	5.250%	5/1/15	5,000	4,762
	Archstone-Smith Operating Trust	5.750%	3/15/16	4,000	3,942
	Arden Realty LP	5.200%	9/1/11	1,900	1,882
	AvalonBay Communities, Inc.	5.750%	9/15/16	3,000	2,888
	Camden Property Trust	5.000%	6/15/15	10,000	9,323
	Colonial Realty LP	5.500%	10/1/15	3,000	2,862

20

	CPG Partners LP	8.250%	2/1/11	5,000	5,447
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	7,416
	Equity One Inc.	6.250%	1/15/17	5,000	5,040
	ERP Operating LP	5.125%	3/15/16	11,000	10,433
	Health Care Property Investors, Inc.	6.000%	1/30/17	5,000	4,826
	Health Care REIT, Inc.	8.000%	9/12/12	5,000	5,462
	Health Care REIT, Inc.	5.875%	5/15/15	5,725	5,612
	Hospitality Properties	6.300%	6/15/16	5,000	5,025
	HRPT Properties Trust	6.400%	2/15/15	9,500	9,741
	Irvine Apartment Communities Inc.	7.000%	10/1/07	5,000	5,010
	Kimco Realty Corp.	5.783%	3/15/16	10,000	9,838
	Liberty Property LP	5.125%	3/2/15	5,000	4,729
	ProLogis	5.625%	11/15/15	5,000	4,842
	ProLogis	5.625%	11/15/16	5,500	5,280
	Regency Centers LP	4.950%	4/15/14	5,000	4,754
	Simon Property Group Inc.	4.875%	3/18/10	10,000	9,864
	Simon Property Group Inc.	4.875%	8/15/10	3,750	3,680
	Simon Property Group Inc.	5.250%	12/1/16	5,000	4,678
[4]	Westfield Capital Corp.	4.375%	11/15/10	5,270	5,117
					1,999,214
Industrial (26.5%)
	Basic Industry (0.5%)
[4]	ABX Financing Co.	5.750%	10/15/16	7,000	6,938
	Alcoa, Inc.	5.550%	2/1/17	5,000	4,830
	Alcoa, Inc.	5.870%	2/23/22	1,100	1,063
	International Steel Group, Inc.	6.500%	4/15/14	2,200	2,156
	Rio Tinto Finance USA Ltd.	2.625%	9/30/08	7,000	6,790
	Weyerhaeuser Co.	6.750%	3/15/12	7,461	7,639
	Capital Goods (3.6%)
	Allied Waste North America Inc.	6.875%	6/1/17	2,675	2,488
	Avery Dennison Corp.	4.875%	1/15/13	6,800	6,541
[2,4]	BAE Systems Asset Trust	7.156%	12/15/11	6,189	6,397
	Boeing Capital Corp.	6.100%	3/1/11	5,000	5,152
	Boeing Co.	5.125%	2/15/13	8,000	7,909
[2,4]	C8 Capital SPV Ltd.	6.640%	12/15/49	3,925	3,925
	Caterpillar Financial Services Corp.	4.300%	6/1/10	7,000	6,828
	Caterpillar Financial Services Corp.	4.600%	1/15/14	3,000	2,829
	Crane Co.	5.500%	9/15/13	5,000	4,897
	CRH America Inc.	6.000%	9/30/16	7,000	6,890
	Embraer Overseas Ltd.	6.375%	1/24/17	4,000	4,000
	Emerson Electric Co.	7.125%	8/15/10	12,500	13,158
	General Dynamics Corp.	4.250%	5/15/13	16,350	15,390
	John Deere Capital Corp.	7.000%	3/15/12	13,440	14,321
	L-3 Communications Corp.	7.625%	6/15/12	675	677
	L-3 Communications Corp.	6.125%	7/15/13	450	416
	L-3 Communications Corp.	5.875%	1/15/15	1,400	1,271
	Lafarge SA	6.500%	7/15/16	5,000	5,152
	Masco Corp.	5.875%	7/15/12	10,560	10,404
[2,4]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	2,249	2,246
	Owens-Brockway Glass Container, Inc.	8.875%	2/15/09	1,978	2,003
	Raytheon Co.	4.850%	1/15/11	13,850	13,657
	Textron Financial Corp.	4.600%	5/3/10	8,000	7,871
	Tyco International Group SA	6.375%	10/15/11	10,000	10,389
	Tyco International Group SA	6.000%	11/15/13	11,000	11,168
	United Technologies Corp.	6.350%	3/1/11	30,600	31,567
	Waste Management, Inc.	7.375%	8/1/10	4,870	5,131

	Communication (5.1%)
	AT&T Inc.	6.250%	3/15/11	5,000	5,155
	AT&T Inc.	5.100%	9/15/14	10,000	9,652

21

	AT&T Inc.	5.625%	6/15/16	8,000	7,782
	British Sky Broadcasting Corp.	6.875%	2/23/09	10,000	10,232
	British Sky Broadcasting Corp.	8.200%	7/15/09	4,125	4,347
	Comcast Cable Communications, Inc.	8.875%	5/1/17	3,400	3,996
	Comcast Corp.	5.500%	3/15/11	7,000	6,960
	Comcast Corp.	5.900%	3/15/16	5,000	4,892
	Comcast Corp.	4.950%	6/15/16	10,000	9,115
	Cox Communications, Inc.	6.750%	3/15/11	10,000	10,300
	Cox Communications, Inc.	4.625%	6/1/13	4,000	3,767
[4]	Cox Enterprises, Inc.	7.875%	9/15/10	5,000	5,314
	Deutsche Telekom International Finance	8.000%	6/15/10	16,000	17,096
	France Telecom	7.750%	3/1/11	25,000	26,924
	News America Inc.	4.750%	3/15/10	9,800	9,647
	Nextel Communications	5.950%	3/15/14	5,000	4,674
	Sprint Capital Corp.	8.375%	3/15/12	5,000	5,421
	Telecom Italia Capital	5.250%	11/15/13	10,000	9,473
	Telefonica Emisiones SAU	5.984%	6/20/11	5,000	5,023
	Telefonica Emisiones SAU	6.421%	6/20/16	7,000	6,997
	Telefonos de Mexico SA	5.500%	1/27/15	10,000	9,588
[4]	Time Warner, Inc.	5.850%	5/1/17	21,500	20,761
	Univision Communications, Inc.	3.875%	10/15/08	7,000	6,781
	Verizon Communications Corp.	5.550%	2/15/16	5,000	4,840
	Verizon Global Funding Corp.	6.875%	6/15/12	16,000	16,812
	Verizon Global Funding Corp.	7.375%	9/1/12	40,000	42,960
	Vodafone AirTouch PLC	7.750%	2/15/10	5,820	6,112
	Vodafone Group PLC	5.000%	9/15/15	10,000	9,294

	Consumer Cyclical (4.9%)
[4]	American Honda Finance	5.125%	12/15/10	17,000	16,952
	Centex Corp.	7.875%	2/1/11	4,160	4,337
[2,4]	CVS Corp.	6.117%	1/10/13	6,985	7,144
	DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	7,000	6,906
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	600	617
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	3,300	3,227
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	30,000	29,852
	Federated Retail Holding	5.900%	12/1/16	5,000	4,817
	Gamestop Corp.	8.000%	10/1/12	2,475	2,500
[4]	Harley-Davidson Inc.	5.000%	12/15/10	2,600	2,572
	Harrah’s Entertainment Inc.	7.875%	3/15/10	1,575	1,589
	Home Depot Inc.	5.400%	3/1/16	12,875	12,054
	International Speedway Corp.	4.200%	4/15/09	3,815	3,731
	International Speedway Corp.	5.400%	4/15/14	7,000	6,742
	J.C. Penney Co., Inc.	7.950%	4/1/17	5,000	5,523
	Johnson Controls, Inc.	5.250%	1/15/11	3,000	2,979
	K. Hovnanian Enterprises	6.250%	1/15/16	4,260	3,280
	KB Home	6.375%	8/15/11	2,250	2,056
	KB Home	7.250%	6/15/18	600	522
	Lowe’s Cos., Inc.	5.000%	10/15/15	7,000	6,570
	MDC Holdings Inc.	7.000%	12/1/12	1,615	1,624
	MGM Mirage, Inc.	8.500%	9/15/10	1,400	1,421
	MGM Mirage, Inc.	6.750%	4/1/13	1,075	976
	MGM Mirage, Inc.	5.875%	2/27/14	1,000	850
[4]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	11,570	11,356
[4]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	10,500	10,513
	Pulte Homes, Inc.	5.200%	2/15/15	5,000	4,150
	Royal Caribbean Cruises	6.750%	3/15/08	1,530	1,524
	Royal Caribbean Cruises	7.000%	6/15/13	3,250	3,116
	Royal Caribbean Cruises	6.875%	12/1/13	680	649
	Ryland Group, Inc.	5.375%	1/15/15	10,000	9,087
	Target Corp.	5.375%	6/15/09	23,100	23,121

22

	Tenneco Automotive Inc.	8.625%	11/15/14	1,100	1,078
	The Walt Disney Co.	5.625%	9/15/16	10,000	9,831
	Toll Corp.	8.250%	2/1/11	695	693
	Toyota Motor Credit Corp.	4.350%	12/15/10	20,000	19,585
	Wal-Mart Stores, Inc.	5.000%	4/5/12	15,000	14,751
	Wal-Mart Stores, Inc.	4.550%	5/1/13	13,000	12,321
	Western Union Co.	5.400%	11/17/11	14,000	13,781
	Yum! Brands, Inc.	7.700%	7/1/12	7,000	7,556

	Consumer Noncyclical (6.8%)
	Allergan Inc.	5.750%	4/1/16	10,000	10,016
	Altria Group, Inc.	5.625%	11/4/08	2,475	2,486
	Altria Group, Inc.	7.000%	11/4/13	5,000	5,396
	AmerisourceBergen Corp.	5.625%	9/15/12	2,800	2,756
	AmerisourceBergen Corp.	5.875%	9/15/15	3,000	2,887
	Amgen Inc.	4.850%	11/18/14	15,000	14,174
[4]	Amgen Inc.	5.850%	6/1/17	10,000	9,834
	Archer-Daniels-Midland Co.	5.870%	11/15/10	10,000	10,200
	Baxter Finco, BV	4.750%	10/15/10	16,860	16,645
	Becton, Dickinson & Co.	4.550%	4/15/13	8,000	7,547
	Boston Scientific	5.125%	1/12/17	6,000	4,728
	Bottling Group LLC	5.500%	4/1/16	7,000	6,869
	Bristol-Myers Squibb Co.	5.250%	8/15/13	13,400	13,219
	Bunge Ltd. Finance Corp.	5.875%	5/15/13	2,000	1,982
	Campbell Soup Co.	4.875%	10/1/13	10,000	9,643
[4]	Cargill Inc.	6.300%	4/15/09	8,750	8,877
[4]	Cargill Inc.	4.375%	6/1/13	8,600	8,092
	Clorox Co.	5.000%	1/15/15	8,000	7,605
	Coca Cola Bottling Co.	5.000%	11/15/12	7,000	6,712
	Colgate-Palmolive Co.	5.980%	4/25/12	14,300	14,794
	ConAgra Foods, Inc.	6.750%	9/15/11	2,950	3,082
	ConAgra Foods, Inc.	5.819%	6/15/17	4,687	4,650
[4]	Cosan Finance Ltd.	7.000%	2/1/17	1,340	1,239
	Estee Lauder Cos. Inc.	6.000%	1/15/12	6,800	6,952
[4]	Fosters Finance Corp.	4.875%	10/1/14	4,000	3,746
	Genentech Inc.	4.750%	7/15/15	16,150	15,204
	General Mills, Inc.	6.000%	2/15/12	6,429	6,552
	General Mills, Inc.	5.700%	2/15/17	3,000	2,971
[4]	Health Care Services Corp.	7.750%	6/15/11	20,000	21,363
	Hershey Foods Corp.	4.850%	8/15/15	5,000	4,724
[5]	Hormel Foods Corp.	6.625%	6/1/11	16,085	16,765
	Kellogg Co.	6.600%	4/1/11	13,500	13,987
	Kimberly-Clark Corp.	4.875%	8/15/15	6,000	5,616
	Kroger Co.	6.200%	6/15/12	9,300	9,394
	Land O’Lakes Inc.	9.000%	12/15/10	410	427
	Medtronic Inc.	4.750%	9/15/15	20,000	18,320
	Nabisco Inc.	7.550%	6/15/15	15,000	16,414
	PepsiAmericas Inc.	4.500%	3/15/13	6,000	5,689
	Reynolds American Inc.	7.625%	6/1/16	875	898
[4]	SABMiller PLC	6.200%	7/1/11	13,000	13,318
	Safeway, Inc.	4.950%	8/16/10	5,495	5,429
	Smithfield Foods, Inc.	7.750%	7/1/17	1,800	1,746
	Wm. Wrigley Jr. Co.	4.650%	7/15/15	5,700	5,344
	Wyeth	6.950%	3/15/11	10,000	10,494
	Wyeth	5.500%	3/15/13	5,000	4,965
	Wyeth	5.500%	2/1/14	5,000	4,942
	Wyeth	5.500%	2/15/16	10,000	9,816

23

	Energy (2.5%)
	Anadarko Finance Co.	6.750%	5/1/11	1,750	1,813
	Anadarko Petroleum Corp.	5.950%	9/15/16	8,000	7,848
	Apache Corp.	5.625%	1/15/17	4,000	3,903
	Canadian Natural Resources	5.700%	5/15/17	5,000	4,844
	Chesapeake Energy Corp.	7.625%	7/15/13	1,075	1,070
	Devon Financing Corp.	6.875%	9/30/11	2,625	2,764
[4]	GS-Caltex Oil Corp.	5.500%	10/15/15	6,000	5,798
[4]	LG Caltex Oil Corp.	5.500%	8/25/14	4,000	3,914
	Nexen, Inc.	5.650%	5/15/17	3,000	2,864
	Noble Corp.	5.875%	6/1/13	3,000	2,973
[2,4,6]	Oil Enterprises Ltd.	6.239%	6/30/08	957	965
	Petrobras International Finance	7.750%	9/15/14	400	428
	Petro-Canada	4.000%	7/15/13	8,000	7,323
[2,4]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	8,800	8,724
[2,4]	PF Export Receivables Master Trust	3.748%	6/1/13	2,271	2,140
[2,4]	PF Export Receivables Master Trust	6.436%	6/1/15	4,170	4,212
	Shell International Finance	4.950%	3/22/12	33,680	33,382
[4]	Statoil	5.125%	4/30/14	10,000	9,848
[4]	Trans Capital Investment	5.670%	3/5/14	17,450	16,961
	Valero Energy Corp.	6.125%	6/15/17	10,000	9,962
	XTO Energy, Inc.	6.250%	4/15/13	5,000	5,170
	XTO Energy, Inc.	6.250%	8/1/17	5,000	5,079

	Technology (0.7%)
	Cisco Systems Inc.	5.500%	2/22/16	10,000	9,803
	Equifax Inc.	6.300%	7/1/17	5,000	5,105
	Intuit Inc.	5.750%	3/15/17	5,000	4,812
	Oracle Corp.	5.250%	1/15/16	13,000	12,444
	Pitney Bowes, Inc.	5.000%	3/15/15	10,000	9,421

	Transportation (1.7%)
[2]	Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/10	1,189	1,221
	Burlington Northern Santa Fe Corp.	8.125%	4/15/20	5,000	5,711
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,006
	Continental Airlines, Inc.	6.563%	2/15/12	3,000	3,067
[2]	Continental Airlines, Inc.	6.648%	9/15/17	1,139	1,157
[2]	Continental Airlines, Inc.	9.798%	4/1/21	2,343	2,533
[4]	ERAC USA Finance Co.	7.950%	12/15/09	10,000	10,550
[4]	ERAC USA Finance Co.	8.000%	1/15/11	5,740	6,158
	FedEx Corp.	3.500%	4/1/09	2,700	2,616
	Greenbrier Co. Inc.	8.375%	5/15/15	2,540	2,502
[2,3]	JetBlue Airways Corp.	9.610%	3/15/08	744	746
[2,3]	JetBlue Airways Corp.	8.460%	11/15/08	794	783
[2,3]	JetBlue Airways Corp.	5.735%	12/15/13	4,752	4,740
[3]	JetBlue Airways Corp.	5.780%	3/15/14	7,150	7,182
[3]	JetBlue Airways Corp.	5.810%	11/15/16	4,765	4,770
	Norfolk Southern Corp.	8.625%	5/15/10	10,000	10,796
	Ryder System Inc.	5.850%	3/1/14	4,000	3,986
	Southwest Airlines Co.	5.250%	10/1/14	3,625	3,443
	Southwest Airlines Co.	5.125%	3/1/17	7,400	6,769
	Union Pacific Corp.	6.650%	1/15/11	8,223	8,522
[4]	Union Pacific Corp.	5.214%	9/30/14	6,000	5,823

	Other (0.7%)
	Black & Decker Corp.	7.125%	6/1/11	8,550	8,934

24

	Briggs & Stratton Corp.	8.875%	3/15/11	2,150	2,247
	Cintas Corp.	6.000%	6/1/12	5,000	5,090
[2,4]	Parker Retirement Savings Plan Trust	6.340%	7/15/08	562	565
	Parker-Hannifin Corp	4.875%	2/15/13	6,100	5,936
[4]	Targeted Return Index Securities Trust 10-2002	6.962%	1/15/12	13,300	13,882
	Thermo Electron Corp.	5.000%	6/1/15	4,700	4,225
					1,488,000
Utilities (7.2%)
	Electric (5.4%)
[4]	AES Panama SA	6.350%	12/21/16	10,800	10,668
[3]	Alabama Power Co.	5.550%	8/25/09	5,000	5,015
[4]	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	5,061
	Carolina Power & Light Co.	5.150%	4/1/15	12,000	11,684
	Carolina Power & Light Co.	5.250%	12/15/15	10,000	9,648
	Columbus Southern Power	5.500%	3/1/13	10,000	9,997
	Consolidated Edison Co. of New York	4.875%	2/1/13	7,500	7,275
[2]	Dominion Resources, Inc.	6.300%	9/30/66	10,990	10,943
	Entergy Gulf States, Inc.	3.600%	6/1/08	4,100	4,037
	Entergy Gulf States, Inc.	5.250%	8/1/15	10,000	9,575
	FirstEnergy Corp.	6.450%	11/15/11	1,120	1,153
[2]	FPL Group Capital, Inc.	6.350%	10/1/66	10,850	10,549
[2]	Georgia Power Capital Trust	4.875%	11/1/42	5,000	4,985
[2,4]	GWF Energy LLC	6.131%	12/30/11	2,253	2,274
[4]	Korea East-West Power Co.	4.875%	4/21/11	5,000	4,893
[4]	Korea East-West Power Co.	5.250%	11/15/12	5,000	4,921
	MidAmerican Energy Co.	5.125%	1/15/13	9,000	8,899
	NiSource Finance Corp.	7.875%	11/15/10	5,594	5,997
	Northeast Utilities	7.250%	4/1/12	4,620	4,945
	Nstar	8.000%	2/15/10	20,000	21,364
	Ohio Edison	4.000%	5/1/08	5,000	4,945
	Ohio Power Co.	4.850%	1/15/14	5,000	4,842
	Ohio Power Co.	6.000%	6/1/16	4,000	4,050
	Pacific Gas & Electric Co.	4.200%	3/1/11	5,000	4,825
	Pacific Gas & Electric Co.	4.800%	3/1/14	5,000	4,733
[4,7]	PacifiCorp Australia LLC	6.150%	1/15/08	14,000	14,038
	PECO Energy Co.	5.950%	11/1/11	15,000	15,385
	PECO Energy Co.	4.750%	10/1/12	4,500	4,396
[3]	Pepco Holdings, Inc.	5.985%	6/1/10	3,075	3,073
	Potomac Electric Power	4.950%	11/15/13	5,465	5,216
[2]	PPL Capital Funding, Inc.	6.700%	3/30/67	15,000	14,406
	Progress Energy, Inc.	7.100%	3/1/11	516	541
	Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,009
	Public Service Co. of New Mexico	4.400%	9/15/08	1,600	1,585
	Sierra Pacific Power Co.	6.000%	5/15/16	5,000	4,888
	Southern Co.	5.300%	1/15/12	7,000	6,982
[4]	SP PowerAssets Ltd.	5.000%	10/22/13	15,000	14,673
	Texas - New Mexico Power Co.	6.125%	6/1/08	2,238	2,248
[4]	United Electric Distribution	4.700%	4/15/11	10,000	9,752
[2]	Wisconsin Energy Corp.	6.250%	5/15/67	20,000	19,185

	Natural Gas (1.8%)
	AGL Capital Corp.	7.125%	1/14/11	10,000	10,559
	Atmos Energy Corp.	4.950%	10/15/14	6,420	6,035
[4]	El Paso Natural Gas Co.	5.950%	4/15/17	3,000	2,940
	Enbridge Energy Partners	4.750%	6/1/13	10,000	9,617
	Enbridge Inc.	5.800%	6/15/14	10,000	9,845
	Enterprise Products Operating LP	4.000%	10/15/07	2,750	2,740
[2]	Enterprise Products Operating LP	8.375%	8/1/66	5,850	6,017
[4]	Florida Gas Transmission	7.625%	12/1/10	5,000	5,335
[4]	Gaz Capital SA	6.212%	11/22/16	9,800	9,384

25

[4]	Gulfstream Natural Gas Systems	5.560%	11/1/15	8,500	8,391
	KeySpan Gas East Corp.	7.875%	2/1/10	10,000	10,619
	National Grid PLC	6.300%	8/1/16	7,000	7,215

	Plains All American Pipeline LP	4.750%	8/15/09	2,850	2,809
[2]	Southern Union Co.	7.200%	11/1/66	5,175	5,201
[2]	Trans-Canada Pipelines	6.350%	5/15/67	4,000	3,765
					401,127
Total Corporate Bonds (Cost $4,437,730)					4,356,105
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
[4]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	4,000	3,944
	China Development Bank	5.000%	10/15/15	1,500	1,458
	Corp. Andina de Fomento	6.875%	3/15/12	4,225	4,474
	Corp. Andina de Fomento	5.200%	5/21/13	5,000	4,929
[4]	Export-Import Bank of Korea	4.125%	2/10/09	4,800	4,736
	Financement Quebec	5.000%	10/25/12	10,000	9,911
	Korea Development Bank	4.750%	7/20/09	15,950	15,809
[4]	Korea Highway Corp.	4.875%	4/7/14	5,000	4,793
[2]	Pemex Finance Ltd.	9.690%	8/15/09	6,750	7,029
[2,4]	Petroleum Export/Cayman	5.265%	6/15/11	5,205	5,153
[4]	Petronas Capital Ltd.	7.000%	5/22/12	15,000	15,752
[2,4]	Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/09	4,932	4,835
[2,4]	Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/20	15,020	14,169
	Republic of Korea	4.250%	6/1/13	9,325	8,819
	Republic of Panama	7.250%	3/15/15	5,000	5,238
Total Sovereign Bonds (Cost $112,333)					111,049
Municipal Bonds (0.6%)
	Maryland GO	5.000%	8/1/14	6,950	7,423
	Minnesota GO	5.000%	8/1/11	8,150	8,518
	Minnesota GO	5.000%	8/1/12	8,630	9,093
	North Carolina GO	5.000%	3/1/15	10,000	10,715
Total Municipal Bonds (Cost $35,773)					35,749
Taxable Municipal Bond (0.2%)
[2]	Tobbacco Settlement Finance Auth. Rev.
	(Cost $10,000)	7.467%	6/1/47	10,000	10,094

				Shares
Preferred Stocks (0.6%)
	Aspen Insurance Holdings	7.401%		76,950	1,808
	Axis Capital Holdings	7.500%		50,000	5,159
[3]	Bank of America Corp.	5.710%		213,775	5,250
[3]	Goldman Sachs Group, Inc.	6.027%		582,000	14,404
[3]	Merrill Lynch & Co., Inc.	5.860%		44,600	1,102
	Santander Financial	6.800%		117,650	3,053
[3]	SunTrust Banks, Inc.	5.885%		105,500	2,664
[3]	Zions Bancorp.	5.879%		86,350	2,189
Total Preferred Stocks (Cost $36,249)					35,629

26

		Face	Market
		Amount	Value
	Coupon	($000)	($000)
Temporary Cash Investment (1.9%)
[8] Vanguard Market Liquidity Fund
(Cost $104,628)	5.302%	104,628,333	104,628
Total Investments (100.6%) (Cost $5,726,779)			5,641,248
Other Assets and Liabilities—Net (–0.6%)			(35,711)
Net Assets (100%)			5,605,537

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3  Adjustable-rate note.

4  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $755,866,000, representing 13.5% of net assets.

5  Securities with a value of $5,113,000 have been segregated as initial margin for open futures contracts.

6  Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

7  Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.

8  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

REIT—Real Estate Investment Trust.

27

Vanguard® Long-Term Investment Grade Fund
Schedule of Investments
July 31, 2007
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.8%)
Agency Bonds and Notes (5.8%)
[1] Federal Home Loan Bank	5.500%	7/15/36	100,000	98,650
[1] Federal Home Loan Mortgage Corp.	6.250%	7/15/32	100,000	109,042
[1] Federal National Mortgage Assn.	6.625%	11/15/30	100,000	113,456
[1] Financing Corp.	8.600%	9/26/19	11,210	14,379
Total U.S. Government and Agency Obligations (Cost $355,026)				335,527
Corporate Bonds (79.9%)
Finance (27.2%)
Banking (12.5%)
Abbey National PLC	7.950%	10/26/29	15,000	18,293
BB&T Corp.	5.250%	11/1/19	33,100	29,600
Banc One Corp.	7.750%	7/15/25	25,000	28,870
Banc One Corp.	7.625%	10/15/26	10,000	11,429
Banc One Corp.	8.000%	4/29/27	15,000	17,803
Bank of America Corp.	6.000%	10/15/36	55,000	52,381
Citigroup, Inc.	6.625%	1/15/28	25,000	25,845
Citigroup, Inc.	6.625%	6/15/32	38,000	39,795
Citigroup, Inc.	6.000%	10/31/33	22,900	21,943
Citigroup, Inc.	5.850%	12/11/34	11,500	10,704
Comerica Bank	5.200%	8/22/17	30,000	28,173
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	28,000	32,057
[3] HBOS Treasury Services PLC	6.000%	11/1/33	46,500	46,327
HSBC Bank USA	5.875%	11/1/34	45,700	43,025
HSBC Bank USA	5.625%	8/15/35	28,000	25,264
HSBC Holdings PLC	7.625%	5/17/32	21,200	24,616
Mellon Funding Corp.	5.500%	11/15/18	8,800	8,438
National City Corp.	6.875%	5/15/19	15,000	15,487
NationsBank Corp.	6.800%	3/15/28	35,000	36,887
PNC Bank NA	4.875%	9/21/17	22,000	20,335
Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	24,212
SunTrust Banks, Inc.	5.450%	12/1/17	21,000	20,110
SunTrust Banks, Inc.	5.400%	4/1/20	10,000	9,350
Wachovia Bank NA	5.850%	2/1/37	28,850	27,019
Wachovia Corp.	6.605%	10/1/25	30,000	30,401
Washington Mutual, Inc.	5.250%	9/15/17	43,000	39,459
Wells Fargo & Co.	5.375%	2/7/35	30,000	27,016
Wells Fargo Bank NA	5.950%	8/26/36	15,000	14,251

Brokerage (1.9%)
Goldman Sachs Group, Inc.	6.125%	2/15/33	45,725	43,451
Goldman Sachs Group, Inc.	6.450%	5/1/36	15,000	14,145
Merrill Lynch & Co., Inc.	6.875%	11/15/18	16,000	17,018
Merrill Lynch & Co., Inc.	6.220%	9/15/26	10,000	9,530
Merrill Lynch & Co., Inc.	6.110%	1/29/37	5,000	4,582
Morgan Stanley Dean Witter	7.250%	4/1/32	20,000	21,247

Finance Companies (2.1%)
CIT Group, Inc.	6.000%	4/1/36	22,500	20,066
General Electric Capital Corp.	6.750%	3/15/32	95,975	104,673
Insurance (10.7%)
ACE INA Holdings, Inc.	6.700%	5/15/36	20,000	21,089
AXA Financial, Inc.	7.000%	4/1/28	34,910	37,846

28

	Allstate Corp.	6.750%	5/15/18	20,000	21,314
	Allstate Corp.	5.550%	5/9/35	25,000	22,804
	Allstate Corp.	5.950%	4/1/36	10,000	9,427
	Ambac, Inc.	7.500%	5/1/23	20,000	21,503
	Ambac, Inc.	5.950%	12/5/35	15,000	13,461
	American General Corp.	6.625%	2/15/29	33,000	35,194
	American International Group, Inc.	6.250%	5/1/36	10,000	10,096
	American Re Corp.	7.450%	12/15/26	10,000	11,016
	Hartford Financial Services Group, Inc.	5.950%	10/15/36	22,610	21,477
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	47,500	46,314
[3]	John Hancock Mutual Life Insurance Co.	7.375%	2/15/24	30,000	33,356
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	28,335	32,814
	Lincoln National Corp.	6.150%	4/7/36	13,900	13,414
	MBIA, Inc.	7.000%	12/15/25	7,550	7,813
	MBIA, Inc.	7.150%	7/15/27	5,000	5,236
[2,3]	Massachusetts Mutual Life	7.625%	11/15/23	15,970	18,627
[2,3]	Massachusetts Mutual Life	7.500%	3/1/24	8,710	10,062
	MetLife, Inc.	6.375%	6/15/34	15,000	14,955
	MetLife, Inc.	5.700%	6/15/35	10,000	9,182
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	40,945
[3]	New York Life Insurance	5.875%	5/15/33	70,275	69,417
	Principal Financial Group, Inc.	6.050%	10/15/36	16,500	15,977
	Prudential Financial, Inc.	5.750%	7/15/33	23,000	21,262
	Prudential Financial, Inc.	5.400%	6/13/35	10,000	8,745
	Travelers Property Casualty Corp.	7.750%	4/15/26	25,000	28,743
	UnitedHealth Group, Inc.	5.800%	3/15/36	12,000	11,152
	XL Capital Ltd.	6.375%	11/15/24	11,500	11,496
					1,588,539
Industrial (41.3%)
	Basic Industry (2.9%)
	Aluminum Co. of America	6.750%	1/15/28	45,000	46,377
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	42,100	43,169
	Monsanto Co.	5.500%	7/30/35	15,000	13,710
	Morton International, Inc.	9.750%	6/1/20	10,000	12,341
	PPG Industries, Inc.	9.000%	5/1/21	9,750	12,140
	Rohm & Haas Co.	7.850%	7/15/29	25,000	28,350
	Weyerhaeuser Co.	7.375%	3/15/32	15,000	14,661

	Capital Goods (4.5%)
	Boeing Co.	6.625%	2/15/38	13,000	14,175
	Boeing Co.	7.875%	4/15/43	8,000	10,086
	Caterpillar, Inc.	6.625%	7/15/28	39,000	40,799
	Deere & Co.	7.125%	3/3/31	18,680	21,037
[3]	Hutchison Whampoa International Ltd.	7.450%	11/24/33	50,000	53,772
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	35,000	37,363
	Minnesota Mining & Manufacturing Corp.	5.700%	3/15/37	20,000	19,232
	PACTIV Corp.	8.125%	6/15/17	20,000	22,314
[3]	Siemens Financieringsmat	6.125%	8/17/26	10,000	10,109
	United Technologies Corp.	8.875%	11/15/19	15,000	18,655
	United Technologies Corp.	7.500%	9/15/29	15,000	17,596
	Communication (11.8%)
	AT&T Inc.	6.800%	5/15/36	10,000	10,324
	Bell Telephone Co. of Pennsylvania	8.350%	12/15/30	6,260	7,406
	BellSouth Corp.	6.875%	10/15/31	40,000	40,694
	BellSouth Corp.	6.000%	11/15/34	49,000	46,016
	CBS Corp.	7.875%	7/30/30	40,000	40,200
	Comcast Corp.	5.650%	6/15/35	30,500	25,947
	Comcast Corp.	6.450%	3/15/37	14,500	13,701
[3]	Cox Communications, Inc.	6.450%	12/1/36	30,000	28,937

29

	Deutsche Telekom International Finance	8.250%	6/15/30	59,000	69,792
	France Telecom	8.500%	3/1/31	48,175	60,140
	GTE Corp.	6.940%	4/15/28	20,000	21,067
	Indiana Bell Telephone Co., Inc.	7.300%	8/15/26	20,000	21,784
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	28,192
	New Cingular Wireless Services	8.750%	3/1/31	52,725	65,975
	New Jersey Bell Telephone Co.	8.000%	6/1/22	25,000	28,078
	News America Inc.	6.200%	12/15/34	11,750	10,841
	News America Inc.	6.400%	12/15/35	14,000	13,202
	Pacific Bell	7.125%	3/15/26	15,000	16,159
	Sprint Capital Corp.	8.750%	3/15/32	9,825	10,807
	Telefonica Europe BV	8.250%	9/15/30	15,500	17,844
[3]	Time Warner, Inc.	6.550%	5/1/37	50,000	47,028
	Verizon Communications Corp.	6.250%	4/1/37	15,000	14,399
	Verizon Global Funding Corp.	7.750%	12/1/30	10,500	11,529
	Verizon Global Funding Corp.	5.850%	9/15/35	30,000	27,757
	Verizon Maryland, Inc.	5.125%	6/15/33	12,000	9,910

	Consumer Cyclical (3.9%)
	CVS Corp.	6.250%	6/1/27	40,000	38,172
	Dayton Hudson Corp.	6.650%	8/1/28	15,000	15,469
	Lowe’s Cos., Inc.	6.500%	3/15/29	26,010	26,045
	Lowe’s Cos., Inc.	5.500%	10/15/35	10,000	8,740
	Target Corp.	7.000%	7/15/31	20,000	21,262
	The Walt Disney Co.	7.000%	3/1/32	22,000	24,662
	Time Warner, Inc.	6.875%	6/15/18	10,000	10,339
	Time Warner, Inc.	6.625%	5/15/29	10,775	10,259
	Time Warner, Inc.	6.500%	11/15/36	10,000	9,418
	Viacom Inc.	6.875%	4/30/36	11,390	10,645
	Wal-Mart Stores, Inc.	7.550%	2/15/30	45,000	51,854

	Consumer Noncyclical (11.5%)
	Anheuser-Busch Cos., Inc.	6.750%	12/15/27	10,000	10,305
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	31,900	33,166
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	11,460	10,420
	Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	11,750
	Becton, Dickinson & Co.	4.900%	4/15/18	13,200	12,187
	Becton, Dickinson & Co.	7.000%	8/1/27	8,300	8,928
	Bestfoods	6.625%	4/15/28	30,000	31,770
	Bristol-Myers Squibb Co.	6.800%	11/15/26	20,000	20,814
	CPC International, Inc.	7.250%	12/15/26	30,000	33,748
[3]	Cargill Inc.	6.125%	9/15/36	23,000	22,713
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	10,000	10,862
	Eli Lilly & Co.	7.125%	6/1/25	12,125	13,285
	Eli Lilly & Co.	5.500%	3/15/27	50,000	45,909
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	20,767
	Hershey Foods Corp.	7.200%	8/15/27	21,461	24,069
	Johnson & Johnson	6.730%	11/15/23	10,000	11,291
	Johnson & Johnson	6.950%	9/1/29	22,457	26,341
	Kellogg Co.	7.450%	4/1/31	18,800	21,144
	Kimberly-Clark Corp.	6.250%	7/15/18	25,000	25,565
	Kimberly-Clark Corp.	6.375%	1/1/28	12,850	12,405
	Kraft Foods, Inc.	6.500%	11/1/31	20,100	19,368
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	17,000	18,848
	Pharmacia Corp.	6.750%	12/15/27	28,000	30,700
	Procter & Gamble Co.	6.450%	1/15/26	27,000	28,569
	Procter & Gamble Co.	5.500%	2/1/34	25,000	23,549
	Procter & Gamble Co.	5.550%	3/5/37	12,000	11,307
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	33,305	41,139

30

Schering-Plough Corp.	6.750%	12/1/33	17,920	19,666
Sysco Corp.	6.500%	8/1/28	22,000	22,908
Wyeth	5.950%	4/1/37	50,000	47,354

31

	Energy (3.9%)
	BP Capital Markets America	4.200%	6/15/18	10,000	8,935
	Burlington Resources, Inc.	7.400%	12/1/31	25,000	28,542
	ChevronTexaco Corp.	8.625%	11/15/31	13,000	17,607
	ConocoPhillips	5.900%	10/15/32	20,300	20,042
	Devon Financing Corp.	7.875%	9/30/31	11,400	13,085
	Encana Corp.	6.500%	8/15/34	11,000	11,130
	Halliburton Co.	8.750%	2/15/21	10,000	12,338
	Mobil Corp.	8.625%	8/15/21	22,000	28,541
	Phillips Petroleum Co.	7.000%	3/30/29	10,000	10,974
	Suncor Energy, Inc.	5.950%	12/1/34	22,400	21,445
	Tosco Corp.	7.800%	1/1/27	15,000	17,729
	Tosco Corp.	8.125%	2/15/30	20,000	25,075
	Valero Energy Corp.	7.500%	4/15/32	12,000	13,092

	Technology (1.5%)
	International Business Machines Corp.	7.000%	10/30/25	50,000	54,862
	International Business Machines Corp.	6.500%	1/15/28	20,000	21,101
	Pitney Bowes, Inc.	4.750%	5/15/18	11,100	9,964

	Transportation (0.8%)
	Burlington Northern Santa Fe Corp.	6.875%	12/1/27	25,000	25,910
	Norfolk Southern Corp.	7.800%	5/15/27	18,500	20,781

	Other (0.5%)
	Eaton Corp.	7.625%	4/1/24	15,000	16,901
	Eaton Corp.	5.250%	6/15/35	10,800	9,876
					2,409,257
Utilities (11.4%)
	Electric (10.1%)
	Alabama Power Co.	5.500%	10/15/17	15,800	15,407
	Alabama Power Co.	5.875%	12/1/22	8,500	8,329
	Alabama Power Co.	5.700%	2/15/33	12,800	12,177
	Arizona Public Service Co.	5.625%	5/15/33	9,000	7,941
[3]	Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	10,163
	Carolina Power & Light Co.	5.700%	4/1/35	7,500	7,171
	Connecticut Light & Power Co.	6.350%	6/1/36	15,000	15,656
	Consolidated Edison Co. of New York	5.100%	6/15/33	9,600	8,195
	Consolidated Edison Co. of New York	6.200%	6/15/36	14,000	13,910
	Duke Energy Carolinas	6.100%	6/1/37	50,000	49,808
	Exelon Corp.	5.625%	6/15/35	10,000	8,882
	Florida Power & Light Co.	5.625%	4/1/34	16,275	15,410
	Florida Power & Light Co.	4.950%	6/1/35	10,000	8,554
	Florida Power & Light Co.	5.400%	9/1/35	10,000	9,155
	Florida Power Corp.	6.750%	2/1/28	22,375	23,852
	Indiana Michigan Power Co.	6.050%	3/15/37	15,000	14,601
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	20,000	19,210
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	50,000	60,568
	Northern States Power Co.	7.125%	7/1/25	30,000	32,607
	Northern States Power Co.	6.200%	7/1/37	50,000	51,894
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	13,384
	PSE&G Power LLC	8.625%	4/15/31	15,000	18,766
	PacifiCorp	6.100%	8/1/36	15,000	14,864
	Puget Sound Energy Inc.	6.724%	6/15/36	10,000	10,731
	South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	38,133
	Southern California Edison Co.	6.000%	1/15/34	8,800	8,665
	Tampa Electric Co.	6.150%	5/15/37	35,000	34,306
	Virginia Electric & Power Co.	6.000%	5/15/37	50,000	48,070
	Wisconsin Electric Power Co.	5.700%	12/1/36	10,365	10,066

32

Natural Gas (1.3%)
[3] Duke Energy Field Services	6.450%	11/3/36	9,375	9,551
KeySpan Corp.	5.875%	4/1/33	12,000	11,460
KeySpan Corp.	5.803%	4/1/35	10,000	9,380
San Diego Gas & Electric	6.000%	6/1/26	25,000	25,487
Texas Eastern Transmission	7.000%	7/15/32	17,000	18,651
				665,004
Total Corporate Bonds (Cost $4,642,147)				4,662,800
Sovereign Bonds (U.S. Dollar-Denominated) (4.8%)
[3] Corporacion Nacional del Cobre	6.150%	10/24/36	13,100	12,980
European Investment Bank	4.875%	1/17/17	10,000	9,777
International Bank for
Reconstruction & Development	7.625%	1/19/23	43,320	53,713
International Bank for
Reconstruction & Development	4.750%	2/15/35	30,300	27,828
Province of British Columbia	6.500%	1/15/26	13,800	15,580
Province of Nova Scotia	5.125%	1/26/17	40,000	39,617
Province of Quebec	7.500%	9/15/29	24,500	30,082
Province of Saskatchewan	8.500%	7/15/22	10,000	13,084
Quebec Hydro Electric	9.400%	2/1/21	40,000	54,457
Republic of Italy	6.875%	9/27/23	17,700	20,021
Total Sovereign Bonds (Cost $266,960)				277,139
Taxable Municipal Bonds (7.4%)
Commonwealth Financing Auth. Pennsylvania Rev.	5.197%	6/1/26	25,000	24,038
George Washington Univ.	5.300%	2/1/17	25,000	24,838
Illinois (Taxable Pension) GO	4.950%	6/1/23	8,935	8,438
Illinois (Taxable Pension) GO	5.100%	6/1/33	145,000	133,781
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	34,857	42,261
New York City NY Transitional Finance Auth. Rev.	5.210%	8/1/17	51,980	51,118
Oregon Community College Dist.	5.440%	6/30/23	10,595	10,563
Oregon School Board Assn.	4.759%	6/30/28	15,000	13,740
President and Fellows of Harvard College	6.300%	10/1/37	55,000	57,588
Southern California Public Power Auth.	6.930%	5/15/17	37,000	41,310
Wisconsin Public Service Rev.	5.700%	5/1/26	23,025	23,144
Total Taxable Municipal Bonds (Cost $439,831)				430,819
Temporary Cash Investment (1.1%)
Repurchase Agreement (1.1%)
Banc of America Securities LLC
(Dated 7/31/07, Repurchase Value $65,110,000,
collateralized by Federal Home Loan
Mortgage Corp. 5.000%, 7/1/35)
(Cost $65,100)	5.290%	8/1/07	65,100	65,100
Total Investments (99.0%) (Cost $5,769,064)				5,771,385
Other Assets and Liabilities—Net (1.0%)				60,651
Net Assets (100%)				5,832,036

1  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payment and prepayments or the possibility of the issue being called.

3  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $446,801,000, representing 7.7% of net assets.

GO—General Obligation Bond.

33

Vanguard® High-Yield Corporate Fund
Schedule of Investments
July 31, 2007
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government Securities (5.3%)
U.S. Treasury Note	5.625%	5/15/08	93,920	94,434
U.S. Treasury Note	5.500%	5/15/09	90,165	91,532
U.S. Treasury Note	5.750%	8/15/10	93,740	96,875
U.S. Treasury Note	4.875%	7/31/11	95,750	96,753
U.S. Treasury Note	4.000%	11/15/12	100,650	97,913
Total U.S. Government Securities (Cost $482,436)				477,507
Corporate Bonds (91.1%)
Finance (4.3%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/13	23,595	23,189

Brokerage (0.4%)
E*Trade Financial Corp.	8.000%	6/15/11	22,395	22,787
E*Trade Financial Corp.	7.375%	9/15/13	11,285	11,313

Finance Companies (2.4%)
General Motors Acceptance Corp. LLC	6.875%	8/28/12	27,825	25,792
General Motors Acceptance Corp. LLC	6.750%	12/1/14	25,000	22,601
General Motors Acceptance Corp. LLC	8.000%	11/1/31	180,230	168,515

Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/18	31,750	31,952
UnumProvident Corp.	6.750%	12/15/28	20,560	19,412
UnumProvident Corp.	7.375%	6/15/32	6,295	6,335

Real Estate Investment Trusts (0.6%)
[1] Rouse Co.	6.750%	5/1/13	55,355	55,203
				387,099
Industrial (76.5%)
Basic Industry (7.4%)
Arch Western Finance	6.750%	7/1/13	67,495	61,758
Bowater Canada Finance	7.950%	11/15/11	48,100	41,967
Bowater Inc.	6.500%	6/15/13	1,785	1,464
Cascades Inc.	7.250%	2/15/13	22,965	21,530
Equistar Chemicals LP	10.125%	9/1/08	3,296	3,420
Equistar Chemicals LP	10.625%	5/1/11	11,995	12,565
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	39,685	41,471
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	94,685	99,893
^ Georgia Gulf Corp.	9.500%	10/15/14	46,905	44,794
Georgia-Pacific Corp.	8.125%	5/15/11	34,730	34,730
[1] Georgia-Pacific Corp.	7.125%	1/15/17	78,040	72,187
Georgia-Pacific Corp.	8.000%	1/15/24	19,405	17,659
IMC Global, Inc.	7.300%	1/15/28	22,500	21,431
International Steel Group, Inc.	6.500%	4/15/14	42,615	41,763
Lyondell Chemical Co.	8.000%	9/15/14	23,410	25,224
Methanex Corp.	8.750%	8/15/12	28,910	31,151
[1] Mosaic Co.	7.375%	12/1/14	8,060	8,020
[1] Mosaic Co.	7.625%	12/1/16	6,715	6,749
Neenah Paper Inc.	7.375%	11/15/14	28,380	26,961
Novelis Inc.	7.250%	2/15/15	50,240	50,742
Capital Goods (6.4%)
Alliant Techsystems Inc.	6.750%	4/1/16	25,410	24,012
Allied Waste North America Inc.	5.750%	2/15/11	6,805	6,397
Allied Waste North America Inc.	6.375%	4/15/11	16,170	15,483

34

	Allied Waste North America Inc.	7.250%	3/15/15	7,680	7,392
	Allied Waste North America Inc.	7.125%	5/15/16	15,415	14,567
	Allied Waste North America Inc.	6.875%	6/1/17	48,260	44,882
[1]	Ashtead Capital Inc.	9.000%	8/15/16	33,555	32,968
[1]	Ashtead Holding PLC	8.625%	8/1/15	21,085	21,269
	Ball Corp.	6.625%	3/15/18	18,800	17,484
	Case New Holland Inc.	9.250%	8/1/11	22,305	23,309
	Case New Holland Inc.	7.125%	3/1/14	45,750	44,721
	Crown Americas Inc.	7.625%	11/15/13	22,580	22,241
	Crown Americas Inc.	7.750%	11/15/15	22,580	22,241
	L-3 Communications Corp.	7.625%	6/15/12	24,850	24,912
	L-3 Communications Corp.	6.125%	7/15/13	8,425	7,793
	L-3 Communications Corp.	6.375%	10/15/15	16,190	14,976
	Owens-Brockway Glass Container, Inc.	8.875%	2/15/09	21,610	21,880
	Owens-Brockway Glass Container, Inc.	7.750%	5/15/11	35,120	36,086
	Owens-Brockway Glass Container, Inc.	8.750%	11/15/12	12,630	13,135
	Sequa Corp.	9.000%	8/1/09	47,085	48,851
	Texas Industries Inc.	7.250%	7/15/13	19,470	19,275
	United Rentals NA Inc.	6.500%	2/15/12	63,080	63,080
	United Rentals NA Inc.	7.750%	11/15/13	28,350	29,059

	Communication (18.7%)
	Canwest Media Inc.	8.000%	9/15/12	59,309	56,937
[1]	CanWest MediaWorks LP	9.250%	8/1/15	50,000	47,375
[1]	Charter Communications OPT LLC	8.000%	4/30/12	95,150	92,771
[1]	Charter Communications OPT LLC	8.375%	4/30/14	76,940	75,401
	Citizens Communications	9.250%	5/15/11	62,665	65,485
	Citizens Communications	6.625%	3/15/15	25,000	22,500
	Citizens Communications	9.000%	8/15/31	12,655	11,769
	CSC Holdings, Inc.	8.125%	7/15/09	7,420	7,457
	CSC Holdings, Inc.	8.125%	8/15/09	19,355	19,307
	CSC Holdings, Inc.	7.625%	4/1/11	33,335	32,168
	CSC Holdings, Inc.	6.750%	4/15/12	20,305	18,630
	CSC Holdings, Inc.	7.875%	2/15/18	29,580	27,066
	CSC Holdings, Inc.	7.625%	7/15/18	79,045	71,141
	Dex Media, Inc.	8.000%	11/15/13	16,290	16,025
	Dobson Cellular Systems	8.375%	11/1/11	29,140	30,743
	Dobson Cellular Systems	9.875%	11/1/12	17,225	18,431
	GCI Inc.	7.250%	2/15/14	53,475	49,464
	Idearc Inc.	8.000%	11/15/16	164,915	158,318
	Intelsat Bermuda Ltd.	7.625%	4/15/12	33,950	27,627
	Intelsat Bermuda Ltd.	6.500%	11/1/13	36,830	26,840
	Intelsat Bermuda Ltd.	9.250%	6/15/16	37,385	37,385
	Intelsat Holding Ltd.	8.250%	1/15/13	6,980	6,945
	Intelsat Holding Ltd.	8.625%	1/15/15	62,875	63,111
	Liberty Media Corp.	5.700%	5/15/13	39,195	35,679
	Liberty Media Corp.	8.500%	7/15/29	9,730	9,608
	Liberty Media Corp.	8.250%	2/1/30	44,115	42,263
[1]	Mediacom Broadband LLC	8.500%	10/15/15	25,000	24,125
	Mediacom Broadband LLC	8.500%	10/15/15	22,845	22,045
	Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/13	29,080	28,716
	Medianews Group Inc.	6.875%	10/1/13	49,767	41,929
	PanAmSat Corp.	9.000%	8/15/14	41,751	42,377
	Quebecor Media Inc.	7.750%	3/15/16	44,905	42,211
	Qwest Communications International Inc.	8.875%	3/15/12	90,455	94,525
	Qwest Communications International Inc.	7.500%	10/1/14	10,505	10,347
	R.H. Donnelley Corp.	6.875%	1/15/13	8,415	7,616
	R.H. Donnelley Corp.	6.875%	1/15/13	33,535	30,349
	R.H. Donnelley Corp.	8.875%	1/15/16	105,890	103,772
	US West Communications Group	6.875%	9/15/33	80,755	69,449
	Windstream Corp.	8.125%	8/1/13	11,565	11,710

35

	Windstream Corp.	8.625%	8/1/16	57,015	58,013
	Windstream Corp.	7.000%	3/15/19	28,585	26,262

	Consumer Cyclical (17.5%)
	AMC Entertainment Inc.	8.000%	3/1/14	24,160	22,046
	^ Beazer Homes USA, Inc.	8.625%	5/15/11	34,000	29,920
	Beazer Homes USA, Inc.	8.375%	4/15/12	730	608
	Beazer Homes USA, Inc.	6.875%	7/15/15	10,010	7,708
	Corrections Corp. of America	6.250%	3/15/13	12,065	11,356
	Corrections Corp. of America	6.750%	1/31/14	6,300	6,032
	Ford Motor Co.	7.450%	7/16/31	61,555	47,243
[2]	Ford Motor Credit Co.	9.810%	4/15/12	40,570	41,990
	Ford Motor Credit Co.	7.000%	10/1/13	144,115	129,832
[2]	Ford Motor Credit Co.	8.360%	12/15/13	158,735	150,005
	Ford Motor Credit Co.	8.000%	12/15/16	83,500	77,454
	General Motors Corp.	8.250%	7/15/23	47,885	39,864
	^ General Motors Corp.	8.375%	7/15/33	144,550	119,976
	Harrah’s Operating Co., Inc.	5.625%	6/1/15	5,000	3,613
	Harrah’s Operating Co., Inc.	6.500%	6/1/16	44,840	32,957
	Harrah’s Operating Co., Inc.	5.750%	10/1/17	52,540	37,172
	Host Hotels & Resorts LP	6.875%	11/1/14	26,205	24,960
	Host Marriott LP	7.125%	11/1/13	68,215	65,827
	Isle of Capri Casinos	7.000%	3/1/14	21,520	19,476
	K. Hovnanian Enterprises	6.250%	1/15/16	17,185	13,232
	^ K. Hovnanian Enterprises	8.625%	1/15/17	28,420	23,589
	KB Home	8.625%	12/15/08	13,485	13,451
	KB Home	7.750%	2/1/10	7,600	7,334
	KB Home	6.375%	8/15/11	3,265	2,983
	^ KB Home	6.250%	6/15/15	35,050	29,091
	KB Home	7.250%	6/15/18	13,470	11,719
	Mandalay Resort Group	9.375%	2/15/10	34,730	35,511
	Marquee Inc.	8.625%	8/15/12	23,910	24,627
	MGM Mirage, Inc.	8.500%	9/15/10	78,475	79,652
	MGM Mirage, Inc.	8.375%	2/1/11	12,720	12,847
	MGM Mirage, Inc.	6.750%	9/1/12	19,730	18,152
	Park Place Entertainment Corp.	8.875%	9/15/08	11,545	11,632
	Park Place Entertainment Corp.	8.125%	5/15/11	1,890	1,899
	Seneca Gaming Corp.	7.250%	5/1/12	28,640	28,282
	Service Corp. International	7.375%	10/1/14	10,990	10,647
	Service Corp. International	6.750%	4/1/16	4,038	3,670
	Service Corp. International	7.000%	6/15/17	39,785	36,204
	Service Corp. International	7.625%	10/1/18	34,215	32,675
	Standard Pacific Corp.	6.875%	5/15/11	26,250	22,050
	^ Standard Pacific Corp.	7.750%	3/15/13	12,640	10,554
	^ Standard Pacific Corp.	6.250%	4/1/14	5,545	4,339
	Station Casinos	6.500%	2/1/14	34,665	29,465
	Station Casinos	6.875%	3/1/16	15,040	12,709
	Station Casinos	6.625%	3/15/18	15,660	12,528
	Tenneco Automotive Inc.	10.250%	7/15/13	19,725	20,810
[1]	TRW Automotive Inc.	7.000%	3/15/14	96,785	86,623
[1]	TRW Automotive Inc.	7.250%	3/15/17	49,145	43,248
	WMG Acquisition Corp.	7.375%	4/15/14	25,305	22,395
	Wynn Las Vegas LLC	6.625%	12/1/14	40,825	37,916

	Consumer Noncyclical (10.3%)
	^ Angiotech Pharmaceutical	7.750%	4/1/14	16,825	15,058
[1]	Aramark Corp.	8.500%	2/1/15	35,210	33,053
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	6,550	6,485
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	9,420
[1]	Community Health Systems	8.875%	7/15/15	53,010	51,685
	Constellation Brands Inc.	7.250%	9/1/16	65,188	61,929

36

[1]	Constellation Brands Inc.	7.250%	5/15/17	24,655	23,237
	Delhaize America Inc.	9.000%	4/15/31	12,665	13,959
	Elan Financial PLC	7.750%	11/15/11	67,950	64,128
[2]	Elan Financial PLC	9.360%	11/15/11	30,775	30,502
	Elan Financial PLC	8.875%	12/1/13	37,000	36,445
	Fisher Scientific International Inc.	6.750%	8/15/14	13,585	13,454
	Fisher Scientific International Inc.	6.125%	7/1/15	12,700	12,014
	HCA Inc.	5.750%	3/15/14	9,135	6,897
	HCA Inc.	6.375%	1/15/15	96,955	74,049
	HCA Inc.	6.500%	2/15/16	69,575	54,269
[1]	HCA Inc.	9.250%	11/15/16	36,990	36,713
	HCA Inc.	7.690%	6/15/25	4,510	3,698
	HCA Inc.	7.500%	11/6/33	9,725	7,537
	Mylan Laboratories Inc.	5.750%	8/15/10	5,170	5,099
	Mylan Laboratories Inc.	6.375%	8/15/15	25,975	26,267
	Omnicare, Inc.	6.125%	6/1/13	6,565	5,908
	Omnicare, Inc.	6.750%	12/15/13	14,435	13,208
	Omnicare, Inc.	6.875%	12/15/15	20,475	18,683
	Reynolds American Inc.	6.500%	7/15/10	2,835	2,870
	Reynolds American Inc.	7.250%	6/1/13	45,910	47,058
	Reynolds American Inc.	7.300%	7/15/15	36,460	36,642
	Smithfield Foods, Inc.	7.750%	7/1/17	43,685	42,374
	Tenet Healthcare Corp.	6.500%	6/1/12	13,690	11,431
	Tenet Healthcare Corp.	7.375%	2/1/13	13,755	11,348
	Tenet Healthcare Corp.	9.875%	7/1/14	83,300	73,304
	Tenet Healthcare Corp.	9.250%	2/1/15	11,445	9,728
	Ventas Realty LP/Capital Corp.	6.750%	6/1/10	7,650	7,459
	Ventas Realty LP/Capital Corp.	6.625%	10/15/14	24,485	22,710
	Ventas Realty LP/Capital Corp.	7.125%	6/1/15	16,405	15,892
	Ventas Realty LP/Capital Corp.	6.500%	6/1/16	17,655	15,978

	Energy (9.4%)
	Chesapeake Energy Corp.	7.750%	1/15/15	3,785	3,776
	Chesapeake Energy Corp.	6.625%	1/15/16	48,625	45,343
	Chesapeake Energy Corp.	6.875%	1/15/16	29,855	28,437
	Chesapeake Energy Corp.	6.500%	8/15/17	67,780	62,358
	Chesapeake Energy Corp.	6.250%	1/15/18	45,220	40,811
	Encore Acquisition Co.	6.250%	4/15/14	5,010	4,459
	Encore Acquisition Co.	6.000%	7/15/15	17,645	15,086
	Exco Resources Inc.	7.250%	1/15/11	29,470	27,996
	Forest Oil Corp.	8.000%	12/15/11	21,660	21,877
	Forest Oil Corp.	7.750%	5/1/14	11,805	11,569
[1]	Forest Oil Corp.	7.250%	6/15/19	38,860	36,140
	Hornbeck Offshore Services	6.125%	12/1/14	29,470	26,228
	Newfield Exploration Co.	6.625%	4/15/16	23,985	22,426
[1]	OPTI Canada Inc.	7.875%	12/15/14	24,135	24,376
[1]	OPTI Canada Inc.	8.250%	12/15/14	67,550	68,225
	Peabody Energy Corp.	6.875%	3/15/13	35,550	34,484
	Peabody Energy Corp.	7.375%	11/1/16	59,950	57,252
	Peabody Energy Corp.	7.875%	11/1/26	47,685	44,228
	Petrohawk Energy Corp.	9.125%	7/15/13	22,225	22,920
[1]	Petroplus Finance Ltd.	6.750%	5/1/14	45,055	41,225
[1]	Petroplus Finance Ltd.	7.000%	5/1/17	32,000	29,440
	Pioneer Natural Resources Co.	5.875%	7/15/16	10,385	8,924
	Pioneer Natural Resources Co.	6.650%	3/15/17	55,695	50,379
	Pioneer Natural Resources Co.	6.875%	5/1/18	19,395	17,559
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	11,616
	Pride International Inc.	7.375%	7/15/14	50,760	50,252
	Whiting Petroleum Corp.	7.250%	5/1/12	17,725	16,639
	Whiting Petroleum Corp.	7.250%	5/1/13	21,975	20,437
	Whiting Petroleum Corp.	7.000%	2/1/14	3,950	3,634

37

	Technology (3.8%)
[1]	Freescale Semiconductor	8.875%	12/15/14	132,405	119,164
	IKON Office Solutions	7.750%	9/15/15	30,485	29,875
	NXP BV	7.875%	10/15/14	101,035	91,437
	Sensata Technologies	8.000%	5/1/14	36,405	33,493
	SunGard Data Systems, Inc.	9.125%	8/15/13	64,925	65,250

	Transportation (2.8%)
	Avis Budget Car Rental	7.625%	5/15/14	57,285	53,991
[2]	Avis Budget Car Rental	7.860%	5/15/14	8,045	7,643
	Avis Budget Car Rental	7.750%	5/15/16	45,750	43,691
[3]	Continental Airlines, Inc.	9.798%	4/1/21	33,986	36,747
	Continental Airlines, Inc.	6.903%	4/19/22	6,320	6,162
	Hertz Corp.	8.875%	1/1/14	68,500	68,500
	Hertz Corp.	10.500%	1/1/16	32,355	33,487

	Other (0.2%)
	UCAR Finance, Inc.	10.250%	2/15/12	17,124	17,937
					6,869,221
Utilities (10.3%)
	Electric (8.3%)
[1]	AES Corp.	8.750%	5/15/13	28,620	29,479
[1]	AES Corp.	9.000%	5/15/15	45,215	47,137
	Aquila Inc.	9.950%	2/1/11	42,960	45,967
	Aquila Inc.	14.875%	7/1/12	4,815	5,983
	Dynegy Inc.	8.375%	5/1/16	75,465	69,428
	Edison Mission Energy	7.500%	6/15/13	8,775	8,490
	Mirant North America LLC	7.375%	12/31/13	59,415	59,118
	Nevada Power Co.	6.500%	4/15/12	9,945	10,098
	Nevada Power Co.	5.875%	1/15/15	15,895	15,247
	Nevada Power Co.	6.650%	4/1/36	9,710	9,317
	NRG Energy Inc.	7.250%	2/1/14	30,145	29,391
	NRG Energy Inc.	7.375%	2/1/16	96,890	93,983
	NRG Energy Inc.	7.375%	1/15/17	60,000	58,200
	Reliant Energy, Inc.	6.750%	12/15/14	86,930	85,843
	TECO Energy, Inc.	7.200%	5/1/11	28,710	29,356
	TECO Energy, Inc.	6.750%	5/1/15	1,945	1,945
	TXU Corp.	5.550%	11/15/14	44,890	36,754
	TXU Corp.	6.500%	11/15/24	77,300	62,323
	TXU Corp.	6.550%	11/15/34	66,345	50,339

	Natural Gas (2.0%)
	Suburban Propane Partners	6.875%	12/15/13	23,690	21,558
[1]	Williams Cos., Inc.	6.375%	10/1/10	10,710	10,523
	Williams Cos., Inc.	7.125%	9/1/11	38,285	38,381
	Williams Cos., Inc.	8.125%	3/15/12	38,775	39,647
	Williams Cos., Inc.	7.500%	1/15/31	41,335	40,922
	Williams Partners LP	7.500%	6/15/11	16,660	16,743
	Williams Partners LP	7.250%	2/1/17	13,625	13,284
					929,456
Total Corporate Bonds (Cost $8,644,949)					8,185,776
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
	Republic of Argentina	7.000%	9/12/13	116,365	103,749
	Republic of Argentina	7.000%	4/17/17	50,000	39,669
Total Sovereign Bonds (Cost $158,929)					143,418

38

		Shares
Temporary Cash Investment (2.5%)
[4] Vanguard Market Liquidity Fund
(Cost $221,779)	5.302%	221,778,950	221,779

Total Investments (100.5%) (Cost $9,508,093)			9,028,480
Other Assets and Liabilities—Net (–0.5%)			(48,247)
Net Assets (100%)			8,980,233

^  Part of security position is on loan to broker-dealers.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, the aggregate value of these securities was $1,116,336,000, representing 12.4% of net assets.

2  Adjustable-rate note.

3  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

39

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© 2007 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA392 102007

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BY:	VANGUARD FIXED INCOME SECURITIES FUNDS

/s/ JOHN J. BRENNAN
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	VANGUARD FIXED INCOME SECURITIES FUNDS

/s/ JOHN J. BRENNAN
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: September 11, 2007

BY:	VANGUARD FIXED INCOME SECURITIES FUNDS

/s/ THOMAS J. HIGGINS
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: September 11, 2007

*By Power of Attorney. See File Number 333-145624, filed on August 22, 2007. Incorporated by Reference.